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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia AMT-Free Tax-Exempt Bond Fund

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.0%
ALABAMA 0.4%
County of Jefferson Revenue Bonds Series 2004A
01/01/23	5.250%	$1,500,000	$1,497,075
Selma Industrial Development Board Revenue Bonds Gulf Opportunity Zone-International Paper Series 2010
05/01/34	5.800%	1,100,000	1,248,258
Total			2,745,333

ALASKA 1.0%
City of Koyukuk
Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	3,665,000	4,139,068
10/01/41	7.750%	2,000,000	2,275,220
Total			6,414,288

ARIZONA 1.2%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D
01/01/32	5.375%	1,900,000	2,119,735
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	2,225,000	2,472,598
Queen Creek Improvement District No. 1
Special Assessment Bonds
Series 2006
01/01/19	5.000%	755,000	760,942
01/01/20	5.000%	580,000	584,565
01/01/21	5.000%	1,000,000	1,007,730
University Medical Center Corp. Revenue Bonds Series 2009
07/01/39	6.500%	1,000,000	1,159,100
Total			8,104,670

CALIFORNIA 18.4%
Anaheim Public Financing Authority Revenue Bonds Series 2007 (NPFGC)
02/01/33	4.750%	1,655,000	1,764,280
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	55,000	71,095

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Revenue Bonds
Providence Health & Services
Series 2008C
10/01/28	6.250%	$500,000	$602,700
California State Public Works Board
Refunding Revenue Bonds
Various University of California Projects
Series 1993A
06/01/14	5.500%	3,830,000	3,926,516
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/31	5.000%	5,000,000	5,583,350
Various Capital Projects
Series 2012A
04/01/37	5.000%	650,000	712,647
California State University Revenue Bonds Systemwide Series 2009A
11/01/29	5.250%	3,000,000	3,497,460
California Statewide Communities Development Authority Refunding Revenue Bonds University of California Irvine East Campus Apartments Series 2006
05/15/38	5.000%	2,500,000	2,565,125
Fremont Union High School District Unlimited General Obligation Bonds Election of 2008 Series 2008
08/01/30	4.750%	1,075,000	1,213,761
Golden State Tobacco Securitization Corp. Prerefunded 06/01/13 Revenue Bonds Series 2003A-1
06/01/39	6.750%	750,000	754,178
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009
08/01/33	5.000%	1,250,000	1,415,112
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009I
07/01/24	5.000%	1,900,000	2,249,201
07/01/29	5.000%	1,200,000	1,398,084
Poway Unified School District Special Tax Bonds Community Facilities District No. 6 4S Ranch Series 2012
09/01/36	5.000%	600,000	664,572

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Rowland Water District Certificate of Participation Recycled Water Project Series 2008
12/01/39	6.250%	$1,500,000	$1,789,650
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A
05/15/34	5.250%	1,500,000	1,758,405
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08/01/31	6.500%	500,000	562,625
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993
01/01/33	5.000%	6,000,000	5,999,580
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/41	7.000%	2,000,000	2,487,580
State of California
Refunding Unlimited General Obligation Bonds
Various Purpose
Series 2012
09/01/27	4.000%	5,000,000	5,422,700
Unlimited General Obligation Bonds
Series 2010
11/01/30	5.250%	1,000,000	1,190,080
Various Purpose
Series 2005
06/01/35	4.750%	7,500,000	7,720,350
Series 2007
12/01/32	5.000%	2,000,000	2,249,340
06/01/37	5.000%	1,235,000	1,333,738
12/01/37	5.000%	3,000,000	3,267,300
Series 2009
04/01/31	5.750%	15,000,000	17,775,300
Series 2010
03/01/30	5.250%	1,000,000	1,174,530
03/01/33	6.000%	5,625,000	6,922,406
Series 2011
09/01/41	5.000%	10,000,000	11,114,200
Series 2012
04/01/35	5.250%	4,500,000	5,210,775
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	5,550,000	5,930,674
Series 2012
02/01/38	5.000%	5,135,000	5,752,227
Various Purpose
Series 2008
04/01/38	5.000%	3,000,000	3,278,190

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	$2,000	$2,082
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	3,620,000	3,957,167
Total			121,316,980

COLORADO 2.8%
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/22	4.950%	790,000	691,787
12/01/26	5.000%	395,000	314,313
Colorado Educational & Cultural Facilities Authority Refunding Revenue Bonds Pinnacle Charter School Building Series 2013
06/01/29	5.000%	700,000	784,770
Colorado Health Facilities Authority
Prerefunded 06/01/14 Revenue Bonds
Evangelical Lutheran
Series 2009A
06/01/38	6.125%	2,750,000	2,921,573
Revenue Bonds
Evangelical Lutheran
Series 2005
06/01/23	5.250%	500,000	536,695
E-470 Public Highway Authority Revenue Bonds Series 2010C
09/01/26	5.375%	10,325,000	11,546,241
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	735,000	750,876
12/15/37	5.500%	820,000	829,274
Total			18,375,529

DISTRICT OF COLUMBIA 0.3%
District of Columbia Water & Sewer Authority Refunding Revenue Bonds Subordinated Lien Series 2008A
10/01/29	5.000%	1,515,000	1,759,354

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA 3.1%
Brevard County Health Facilities Authority Revenue Bonds Health First, Inc. Project Series 2005
04/01/34	5.000%	$5,685,000	$5,905,123
Broward County School Board Prerefunded 07/01/13 Certificate of Participation Series 2003 (NPFGC)
07/01/24	5.000%	3,000,000	3,024,180
Florida Municipal Loan Council Revenue Bonds Capital Appreciation Series 2000A (NPFGC) (a)
04/01/20	0.000%	4,360,000	3,499,554
Highlands County Health Facilities Authority
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006G
11/15/32	5.125%	105,000	121,505
Highlands County Health Facilities Authority (b)
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006C
11/15/36	5.250%	50,000	58,078
Orange County Health Facilities Authority Refunding Revenue Bonds Mayflower Retirement Center Series 2012
06/01/36	5.000%	250,000	264,815
Palm Beach County Health Facilities Authority Revenue Bonds ACTS Retirement-Life Communities Series 2010
11/15/33	5.500%	7,000,000	7,682,430
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/14	5.000%	110,000	112,411
Total			20,668,096

GEORGIA 2.9%
Cherokee County Water & Sewer Authority Unrefunded Revenue Bonds Series 1995 (NPFGC)
08/01/25	5.200%	2,665,000	3,234,830
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	7,325,125

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	$7,500,000	$8,356,200
Total			18,916,155

HAWAII 0.5%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	1,500,000	1,654,680
Series 2010B
07/01/30	5.625%	280,000	313,844
07/01/40	5.750%	370,000	417,859
Hawaii State Department of Budget & Finance Refunding Revenue Bonds Special Purpose - Kahala Nui Series 2012
11/15/37	5.250%	705,000	772,560
Total			3,158,943

IDAHO 0.8%
Idaho Health Facilities Authority Revenue Bonds St. Luke’s Health System Series 2012A
03/01/47	5.000%	5,000,000	5,458,300

ILLINOIS 13.0%
Chicago Board of Education Unlimited General Obligation Bonds Series 2011A
12/01/41	5.000%	5,000,000	5,397,850
City of Chicago O’Hare International Airport Revenue Bonds Third Lien Series 2011A
01/01/39	5.750%	1,820,000	2,138,737
City of Chicago Waterworks Refunding Revenue Bonds 2nd Lien Series 2012
11/01/31	5.000%	2,000,000	2,317,840
City of Chicago Revenue Bonds Asphalt Operating Services- Recovery Zone Facility Series 2010
12/01/18	6.125%	935,000	1,004,031
Illinois Finance Authority
Prerefunded 07/01/13 Revenue Bonds
University of Chicago

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Series 2003A
07/01/25	5.250%	$6,770,000	$6,827,410
Refunding Revenue Bonds
Swedish Covenant
Series 2010A
08/15/38	6.000%	2,475,000	2,807,590
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	3,000,000	3,507,150
Riverside Health System
Series 2009
11/15/35	6.250%	1,000,000	1,163,340
Rush University Medical Center
Series 2009C
11/01/39	6.625%	2,150,000	2,622,742
Sherman Health System
Series 2007A
08/01/37	5.500%	7,700,000	8,414,560
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	10,700,000	12,659,705
Illinois Finance Authority (a)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	13,745,000	12,270,574
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Project
Series 2012B
12/15/28	5.000%	5,000,000	5,814,600
Metropolitan Pier & Exposition Authority (a)
Revenue Bonds
Capital Appreciation
Series 1993A Escrowed to Maturity (FGIC)
06/15/21	0.000%	1,870,000	1,610,855
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	6,105,950
State of Illinois
Unlimited General Obligation Bonds
Series 2012
03/01/34	5.000%	2,000,000	2,155,260
Series 2012A
01/01/21	4.000%	5,000,000	5,513,000
Series 2013A (AGM)
04/01/27	5.000%	3,000,000	3,383,040
Total			85,714,234

INDIANA 1.0%
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	1,000,000	1,147,310

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Revenue Bonds
Parkview Health System
Series 2009A
05/01/31	5.750%	$1,000,000	$1,154,790
State Revolving Fund Program
Series 2006A
02/01/25	5.000%	2,000,000	2,268,400
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B
02/15/33	5.000%	1,050,000	1,134,011
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007 (c)
09/01/37	5.700%	1,050,000	1,097,292
Total			6,801,803

IOWA 0.9%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/39	5.125%	2,425,000	2,485,989
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community
Series 2012
09/01/27	5.000%	1,000,000	1,009,590
09/01/32	5.500%	1,500,000	1,527,285
09/01/43	5.750%	830,000	838,881
Total			5,861,745

KENTUCKY 2.9%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health
Series 2010B
03/01/40	6.375%	1,700,000	2,036,158
Revenue Bonds
Baptist Healthcare System
Series 2009A
08/15/27	5.625%	1,000,000	1,153,290
Kings Daughters Medical
Series 2010
02/01/40	5.000%	3,700,000	3,987,194
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	800,000	877,184
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	2,950,000	3,550,296

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KENTUCKY (CONTINUED)
Louisville/Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary’s Healthcare Series 2008
02/01/27	5.750%	$6,000,000	$7,397,700
Total			19,001,822

LOUISIANA 3.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	1,750,000	2,098,915
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	4,600,000	5,441,294
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 (b)
12/01/40	4.000%	1,600,000	1,766,576
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2001B
05/15/30	5.500%	4,305,000	4,328,721
05/15/39	5.875%	6,540,000	6,576,035
Total			20,211,541

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds University of Maryland College Park Projects Series 2008
06/01/33	5.750%	400,000	440,608
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Washington County Hospital Series 2008
01/01/33	5.750%	875,000	953,181
Total			1,393,789

MASSACHUSETTS 2.0%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC/FGIC)
01/01/27	5.500%	1,500,000	1,908,210
01/01/28	5.500%	1,500,000	1,905,375
Massachusetts Development Finance Agency
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Boston University
Series 1999P
05/15/59	6.000%	$675,000	$862,549
Broad Institute
Series 2011A
04/01/37	5.250%	5,000,000	5,667,050
Massachusetts Health & Educational Facilities Authority Revenue Bonds Milford Regional Medical Series 2007E
07/15/37	5.000%	2,200,000	2,226,466
Massachusetts Water Pollution Abatement Trust (The) Unrefunded Revenue Bonds Pool Program Series 2004-10
08/01/34	5.000%	570,000	598,380
Total			13,168,030

MICHIGAN 0.5%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	1,700,000	1,854,853
Troy School District Unlimited General Obligation Bonds School Building & Site Series 2006 (NPFGC) (Qualified School Board Loan Fund)
05/01/24	5.000%	1,600,000	1,776,336
Total			3,631,189

MINNESOTA 4.7%
City of Bloomington Refunding Revenue Bonds Gideon Pond Commons LLC Senior Series 2010
12/01/26	5.750%	2,000,000	2,128,940
City of Maple Grove Revenue Bonds Maple Grove Hospital Corp. Series 2007
05/01/22	5.000%	2,605,000	2,784,927
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11/15/23	6.375%	1,000,000	1,218,690
11/15/32	6.750%	1,000,000	1,215,910

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
City of North Oaks Revenue Bonds Presbyterian Homes Series 2007
10/01/47	6.500%	$5,000,000	$5,370,600
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	2,350,000	2,652,116
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/30	5.750%	800,000	898,472
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	1,345,148	1,425,157
Minnesota Higher Education Facilities Authority Revenue Bonds Hamline University 7th Series 2011K2
10/01/40	6.000%	2,250,000	2,628,450
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	1,000,000	1,125,910
03/01/40	6.500%	700,000	791,210
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/22	5.250%	1,185,000	1,274,266
05/15/36	5.250%	2,180,000	2,285,992
Healtheast Project
Series 2005
11/15/30	6.000%	5,000,000	5,377,100
Total			31,177,740

MISSISSIPPI 0.4%
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	1,250,000	1,354,700
Mississippi Home Corp. Revenue Bonds Series 2007E-1 (GNMA/FNMA/FHLMC)
12/01/37	5.850%	985,000	1,036,772
Total			2,391,472

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI 3.4%
Arnold Retail Corridor Transportation Development District Revenue Bonds Series 2010
05/01/38	6.650%	$5,000,000	$5,310,800
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/25	6.000%	890,000	961,058
City of St. Louis Airport Revenue Bonds Lambert-St. Louis International Series 2009A-1
07/01/34	6.625%	5,000,000	5,945,450
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	3,000,000	3,593,340
Missouri Development Finance Board Revenue Bonds St. Joseph Sewage System Improvements Series 2011
05/01/31	5.250%	500,000	538,160
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Plum Point Project Series 2006 (NPFGC)
01/01/20	5.000%	2,000,000	2,133,080
Missouri State Health & Educational Facilities Authority Revenue Bonds Lutheran Senior Services Series 2011
02/01/41	6.000%	650,000	737,730
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/32	5.000%	1,120,000	1,202,869
09/01/42	5.000%	2,000,000	2,112,920
Total			22,535,407

NEBRASKA 1.2%
Douglas County Hospital Authority No. 2
Refunding Revenue Bonds
Health Facilities Children’s Hospital
Series 2008
08/15/31	6.125%	2,250,000	2,516,625
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01/01/40	5.625%	875,000	982,485

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEBRASKA (CONTINUED)
Elkhorn School District Prerefunded 01/12/14 Unlimited General Obligation Bonds Elkhorn Public Schools Series 2009
06/15/28	6.000%	$500,000	$520,085
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	3,500,000	3,887,765
Total			7,906,960

NEVADA 1.1%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	1,000,000	1,101,790
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A
07/01/34	5.125%	4,250,000	4,772,920
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM)
06/01/24	5.000%	1,000,000	1,123,650
Total			6,998,360

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Bonds MSU Student Housing Project - Provident Series 2010
06/01/31	5.750%	1,500,000	1,715,190
New Jersey State Turnpike Authority Revenue Bonds Series 2013A
01/01/21	5.000%	700,000	859,775
Total			2,574,965

NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Services Series 2008A
08/01/32	6.375%	2,165,000	2,582,737

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK 5.2%
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	$1,500,000	$1,788,105
City of New York Unlimited General Obligation Bonds Subordinated Series 2006J-1
06/01/25	5.000%	1,500,000	1,686,945
Hudson Yards Infrastructure Corp. Revenue Bonds Series 2011A
02/15/47	5.750%	6,000,000	7,123,500
Metropolitan Transportation Authority
Revenue Bonds
Series 2006A
11/15/22	5.000%	2,500,000	2,819,500
Series 2009B
11/15/34	5.000%	500,000	562,785
New York City Industrial Development Agency Revenue Bonds Queens Baseball Stadium Pilot Series 2006 (AMBAC)
01/01/23	5.000%	1,000,000	1,063,590
New York State Dormitory Authority
Personal Income Tax Revenue Bonds
Education
Series 2006C
12/15/31	5.000%	4,250,000	4,782,822
Revenue Bonds
Consolidated City University System
2nd General Series 1993A
07/01/18	5.750%	5,500,000	6,308,060
New York State Urban Development Corp. Refunding Revenue Bonds Service Contract Series 2008B
01/01/29	4.750%	1,500,000	1,655,790
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	5,000,000	5,854,300
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2
11/01/37	6.125%	650,000	772,584
Total			34,417,981

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA 0.3%
City of Charlotte Certificate of Participation Governmental Facilities Projects Series 2003G
06/01/28	5.000%	$1,750,000	$1,756,265

NORTH DAKOTA 0.2%
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/25	5.125%	1,500,000	1,559,205

OHIO 1.8%
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012
02/15/37	5.000%	1,535,000	1,714,027
City of Middleburg Heights Revenue Bonds Southwest General Facilities Series 2011
08/01/36	5.250%	1,870,000	2,075,812
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A
11/01/35	6.625%	5,000,000	5,549,300
Ohio Higher Educational Facility Commission Revenue Bonds University Hospital Health Systems Series 2009A
01/15/39	6.750%	2,300,000	2,549,136
Total			11,888,275

OREGON 0.6%
Oregon Health & Science University Revenue Bonds Series 2009A
07/01/39	5.750%	1,500,000	1,763,925
Oregon State Housing & Community Services Department Revenue Bonds Single Family Mortgage Program Series 2003A
07/01/24	4.800%	2,040,000	2,043,672
Total			3,807,597

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA 2.0%
Allegheny County Hospital Development Authority Refunding Revenue Bonds Capital Appreciation Magee-Women’s Hospital Project Series 1992 Escrowed to Maturity (NPFGC/FGIC) (a)
10/01/17	0.000%	$5,115,000	$4,872,958
Montgomery County Industrial Development Authority Refunding Revenue Bonds ACTS Retirement Communities Series 2006B
11/15/22	5.000%	2,500,000	2,681,350
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	1,000,000	1,094,350
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07/01/43	6.000%	750,000	846,135
Shippensburg University
Series 2011
10/01/31	6.000%	2,000,000	2,337,980
Shippensburg University Student Services
Series 2012
10/01/44	5.000%	755,000	816,208
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	700,000	809,354
Total			13,458,335

PUERTO RICO —%
Puerto Rico Public Buildings Authority Prerefunded 07/01/14 Revenue Bonds Government Facilities Series 2004I (d)
07/01/33	5.250%	20,000	21,152

RHODE ISLAND 0.8%
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Homeownership Opportunity
Series 2006-51A
10/01/26	4.650%	2,000,000	2,062,960
04/01/33	4.850%	2,985,000	3,060,759
Total			5,123,719

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA 0.6%
Charleston Educational Excellence Finance Corp. Prerefunded 12/01/15 Revenue Bonds Charleston County School District Series 2005
12/01/30	5.250%	$2,500,000	$2,808,175
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC/FGIC)
01/01/21	6.250%	1,000,000	1,297,460
Total			4,105,635

TEXAS 5.2%
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/30	5.875%	185,000	213,398
07/01/45	6.200%	1,100,000	1,248,742
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	550,000	623,925
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2011
01/01/41	6.000%	5,580,000	6,519,114
Central Texas Regional Mobility Authority (b)(e)
Refunding Revenue Bonds
Senior Lien
Series 2013B
01/01/45	3.000%	3,000,000	3,100,230
Central Texas Regional Mobility Authority (e)
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/33	5.000%	1,000,000	1,102,250
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	2,000,000	2,288,820
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2011
08/15/31	5.500%	1,750,000	1,975,732
Series 2012
08/15/32	5.000%	580,000	637,316
08/15/42	5.000%	400,000	432,052

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Dallas-Fort Worth International Airport Facilities Improvement Corp. Refunding Revenue Bonds Joint Series 2011C
11/01/26	5.000%	$3,000,000	$3,464,310
Harris County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds YMCA Greater Houston Area Series 2013A
06/01/38	5.000%	1,500,000	1,611,840
Harris County Health Facilities Development Corp. Prerefunded 12/01/18 Revenue Bonds Memorial Hermann Healthcare System Series 2008B
12/01/35	7.250%	2,200,000	2,942,456
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/31	6.500%	500,000	622,995
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	800,000	948,168
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Scott & White Healthcare
Series 2013
08/15/33	5.000%	1,000,000	1,125,880
Stayton at Museum Way
Series 2009A
11/15/44	8.250%	3,000,000	3,428,580
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012
12/15/32	5.000%	1,250,000	1,338,775
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	560,890
Total			34,185,473

VIRGINIA 1.1%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A
07/15/47	5.000%	5,750,000	6,157,962

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005
06/01/26	5.500%	$1,160,000	$1,232,883
Total			7,390,845

WASHINGTON 5.8%
Energy Northwest
Revenue Bonds
Columbia Generating Station
Series 2007D
07/01/22	5.000%	2,900,000	3,362,376
Energy Northwest (a)
Refunding Revenue Bonds
Capital Appreciation
Series 1989B (NPFGC)
07/01/13	0.000%	10,360,000	10,355,960
Washington Health Care Facilities Authority
Revenue Bonds
Catholic Health
Series 2011A
02/01/41	5.000%	6,000,000	6,606,180
Overlake Hospital Medical Center
Series 2010
07/01/30	5.500%	3,000,000	3,325,230
Swedish Health Services
Series 2009A
11/15/33	6.500%	2,930,000	3,207,530
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	1,050,000	1,161,363
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing Revenue-Mirabella
Series 2012
10/01/47	6.750%	3,000,000	3,056,220
Skyline At First Hill Project
Series 2012
01/01/19	7.000%	1,680,000	1,855,711
Revenue Bonds
Skyline At First Hill Project
Series 2007A
01/01/38	5.625%	5,500,000	5,521,175
Total			38,451,745

WEST VIRGINIA 0.1%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Amos Series 2010A (b)
12/01/38	5.375%	900,000	996,066

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN 5.4%
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	$3,000,000	$3,580,920
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/25	5.125%	4,310,000	4,765,308
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/39	5.625%	1,400,000	1,590,624
Marshfield Clinic
Series 2012-B
02/15/26	5.000%	2,265,000	2,561,285
Series 2012B
02/15/32	5.000%	2,000,000	2,190,360
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	3,600,000	3,918,924
ProHealth Care, Inc.
Series 2012
08/15/28	5.000%	1,565,000	1,765,023
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/39	6.625%	5,300,000	6,200,470
Riverview Hospital Association
Series 2008
04/01/38	5.750%	6,000,000	6,559,680
Watertown Regional Medical Center
Series 2012
09/01/42	5.000%	2,270,000	2,376,758
Total			35,509,352

WYOMING 0.3%
County of Laramie Revenue Bonds Cheyenne Regional Medical Center Project Series 2012
05/01/32	5.000%	1,000,000	1,115,730
Wyoming Municipal Power Agency, Inc. Revenue Bonds Series 2009A
01/01/36	5.000%	700,000	761,796
Total			1,877,526
Total Municipal Bonds (Cost: $559,771,313)			$633,418,613

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds Held in Trust 0.7%
MASSACHUSETTS 0.7%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (b)(c)(f)
11/15/36	5.500%	$4,000,000	$4,773,200
Total Municipal Bonds Held in Trust (Cost: $4,263,446)			$4,773,200

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 2.4%
IOWA 0.4%
Iowa Finance Authority Revenue Bonds Drake University Project VRDN Series 2008 (Wells Fargo Bank) (b)(g)
04/01/31	0.150%	2,800,000	2,800,000

MISSOURI 0.2%
Missouri Development Finance Board Revenue Bonds VRDN Series 2000C (U.S. Bank) (b)(g)
12/01/20	0.160%	1,000,000	1,000,000

NEW YORK 0.7%
City of New York Unlimited General Obligation Bonds VRDN Subordinated Series 1993A-7 (JPMorgan Chase Bank) (b)(g)
08/01/21	0.150%	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority Revenue Bonds General VRDN Series 2005A-3 (U.S. Bank) (b)(g)
11/01/35	0.180%	2,900,000	2,900,000
Total			4,900,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
NORTH CAROLINA 0.6%
Charlotte-Mecklenburg Hospital Authority Revenue Bonds Carolinas HealthCare System Group VRDN Series 2007H (Wells Fargo Bank) (b)(g)
01/15/45	0.100%	$4,000,000	$4,000,000

SOUTH CAROLINA 0.5%
City of Columbia Waterworks & Sewer System Revenue Bonds VRDN Series 2009 (US Bank) (b)(g)
02/01/38	0.150%	3,000,000	3,000,000
Total Floating Rate Notes (Cost: $15,700,000)			$15,700,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Short Term 0.8%
NEW JERSEY 0.8%
City of Newark Unlimited General Obligation Notes TAN Series 2013A
02/20/14	1.500%	$5,000,000	$5,010,700
Total Municipal Short Term (Cost: $5,015,041)			$5,010,700

		Shares	Value

Money Market Funds —%
JPMorgan Tax-Free Money Market Fund, 0.000% (h)		264,747	$264,747
Total Money Market Funds (Cost: $264,747)			$264,747
Total Investments (Cost: $585,014,547) (i)			$659,167,260(j)
Other Assets & Liabilities, Net			895,099
Net Assets			$660,062,359

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Variable rate security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $5,870,492 or 0.89% of net assets.

(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2013, the value of these securities amounted to $21,152 or less than 0.01% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(g)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2013.
(i)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $585,015,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$74,465,000
Unrealized Depreciation	(313,000)
Net Unrealized Appreciation	$74,152,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
TAN	Tax Anticipation Note
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	633,418,613	—	633,418,613
Municipal Bonds Held in Trust	—	4,773,200	—	4,773,200
Total Bonds	—	638,191,813	—	638,191,813
Short-Term Securities
Floating Rate Notes	—	15,700,000	—	15,700,000
Municipal Short Term	—	5,010,700	—	5,010,700
Total Short-Term Securities	—	20,710,700	—	20,710,700
Other
Money Market Funds	264,747	—	—	264,747
Total Other	264,747	—	—	264,747
Total	264,747	658,902,513	—	659,167,260

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Floating Rate Fund

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 85.7%
Aerospace & Defense 1.6%
Doncasters U.S. Finance LLC Tranche B Term Loan (a)(b)
04/09/20	5.500%	$3,075,000	$3,096,771
Spirit AeroSystems, Inc. Tranche B Term Loan (a)(b)
04/18/19	3.750%	1,994,962	2,014,912
TASC, Inc. Tranche B Term Loan (a)(b)
12/18/15	4.500%	3,366,434	3,372,056
TransDigm, Inc. Tranche C Term Loan (a)(b)
02/28/20	3.750%	3,242,081	3,285,752
Total			11,769,491
Airlines 1.8%
Continental Airlines, Inc. Tranche B Term Loan (a)(b)
04/01/19	4.000%	5,250,000	5,300,872
Delta Air Lines, Inc. (a)(b)
Tranche B1 Term Loan
10/18/18	4.000%	1,969,925	1,991,594
10/18/18	4.000%	1,596,000	1,613,556
Tranche B2 Term Loan
04/18/16	3.250%	2,069,813	2,087,551
U.S. Airways Group, Inc. Term Loan (a)(b)
03/21/14	2.699%	2,452,415	2,452,097
Total			13,445,670
Automotive 2.0%
Allison Transmission, Inc. Tranche B2 Term Loan (a)(b)
08/07/17	3.210%	400,343	404,347
Chrysler Group LLC Tranche B Term Loan (a)(b)
05/24/17	6.000%	3,225,112	3,266,232
Federal-Mogul Corp. (a)(b)
Tranche B Term Loan
12/29/14	2.138%	1,504,550	1,425,321
Tranche C Term Loan
12/28/15	2.138%	767,628	727,204
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (a)(b)
04/30/19	4.750%	2,200,000	2,216,786
Navistar, Inc. Tranche B Term Loan (a)(b)
08/17/17	5.750%	1,604,250	1,633,335
Schaeffler AG Tranche C Term Loan (a)(b)
01/27/17	4.250%	2,575,000	2,602,012

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Automotive (continued)
ThermaSys Corp. 1st Lien Term Loan (a)(b)(c)
04/08/19	0.000%	$2,750,000	$2,722,500
Total			14,997,737
Brokerage 0.6%
Nuveen Investments, Inc. (a)(b)
Tranche B 1st Lien Term Loan
05/13/17	4.198%	2,650,000	2,679,813
Tranche B 2nd Lien Term Loan
02/28/19	6.500%	1,375,000	1,387,031
Total			4,066,844
Building Materials 1.0%
Armstrong World Industries, Inc. Tranche B Term Loan (a)(b)
03/15/20	3.500%	1,400,000	1,407,504
Custom Building Products, Inc. Term Loan (a)(b)
12/14/19	6.000%	1,642,821	1,663,356
Roofing Supply Group LLC Term Loan (a)(b)
05/31/19	5.000%	2,479,664	2,512,222
Wilsonart LLC Term Loan (a)(b)
10/31/19	4.000%	1,521,188	1,525,751
Total			7,108,833
Chemicals 4.4%
AI Chem & Cy SCA (a)(b)
2nd Lien Term Loan
04/03/20	8.250%	650,000	665,035
Tranche B1 Term Loan
10/04/19	4.500%	503,872	509,858
10/04/19	4.500%	971,128	982,665
AZ Chem U.S., Inc. Term Loan (a)(b)
12/22/17	5.250%	677,574	688,584
Ascend Performance Materials Operations LLC Tranche B Term Loan (a)(b)
04/10/18	6.750%	1,890,452	1,918,809
Cristal Inorganic Chemicals U.S., Inc. 2nd Lien Term Loan (a)(b)
11/15/14	6.034%	548,804	549,490
Dupont Performance Coatings, Inc. Tranche B Term Loan (a)(b)
02/01/20	4.750%	5,100,000	5,163,240

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
HII Holding Corp. 2nd Lien Term Loan (a)(b)
12/21/20	9.500%	$3,150,000	$3,252,375
Huntsman International LLC (a)(b)
Tranche B Term Loan
04/19/17	2.743%	270,112	271,511
Tranche B2 Term Loan
04/19/17	2.990%	100,079	100,597
Tranche C Term Loan
06/30/16	2.470%	1,527,597	1,531,935
INEOS U.S. Finance LLC Term Loan (a)(b)
05/04/18	6.500%	3,653,212	3,692,996
Nexeo Solutions LLC (a)(b)
Term Loan
09/08/17	5.000%	715,869	719,448
Nexeo Solutions LLC (a)(b)(c)
Term Loan
09/08/17	5.000%	1,975,000	1,984,875
PQ Corp. Term Loan (a)(b)
08/07/17	4.500%	3,391,500	3,427,348
Tronox Pigments BV Term Loan (a)(b)
03/19/20	4.500%	1,265,420	1,283,212
Univar, Inc. Tranche B Term Loan (a)(b)
06/30/17	5.000%	5,316,514	5,342,087
Total			32,084,065
Construction Machinery 0.5%
Douglas Dynamics LLC Term Loan (a)(b)
04/18/18	5.750%	3,558,950	3,558,950
Manitowoc Co., Inc. (The) Tranche B Term Loan (a)(b)
11/13/17	4.250%	380,588	384,394
Total			3,943,344
Consumer Cyclical Services 3.6%
Acosta, Inc. Tranche D Term Loan (a)(b)
03/02/18	5.000%	1,854,276	1,881,163
IG Investments Holdings LLC Tranche B 1st Lien Term Loan (a)(b)
10/31/19	6.000%	1,197,000	1,207,474
KAR Auction Services, Inc. Term Loan (a)(b)
05/19/17	3.750%	1,669,530	1,691,584

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Cyclical Services (continued)
Live Nation Entertainment, Inc. Tranche B Term Loan (a)(b)
11/07/16	4.500%	$1,994,632	$2,023,315
Monitronics Intl, Inc. Tranche B Term Loan (a)(b)
03/23/18	4.250%	2,593,458	2,629,118
Sabre, Inc. Tranche B Term Loan (a)(b)
02/19/19	5.250%	5,059,252	5,132,763
ServiceMaster Co. (The) (a)(b)
Tranche A Letter of Credit
07/24/14	2.810%	2,075,000	2,064,625
Tranche B Term Loan
01/31/17	4.450%	1,433,710	1,444,692
Weight Watchers International, Inc. Tranche B2 Term Loan (a)(b)
04/02/20	3.750%	4,075,000	4,061,267
West Corp. Tranche B8 Term Loan (a)(b)
06/30/18	4.250%	4,351,954	4,419,671
Total			26,555,672
Consumer Products 2.0%
Affinion Group, Inc. Tranche B Term Loan (a)(b)
10/09/16	6.500%	3,816,566	3,747,715
Fender Musical Instruments Corp. Term Loan (a)(b)
04/03/19	5.750%	1,200,000	1,201,872
Jarden Corp. Tranche B Term Loan (a)(b)
03/31/18	2.698%	1,253,524	1,265,018
NBTY, Inc. Tranche B2 Term Loan (a)(b)
10/01/17	3.500%	2,390,464	2,413,078
Serta Simmons Holdings LLC Term Loan (a)(b)
10/01/19	5.000%	1,271,813	1,288,308
Visant Corp. Tranche B Term Loan (a)(b)
12/22/16	5.250%	4,628,044	4,496,932
Total			14,412,923
Diversified Manufacturing 3.1%
Accudyne Industries LLC Term Loan (a)(b)
12/13/19	4.000%	3,615,938	3,640,345
Air Distribution Technologies, Inc. (a)(b)
1st Lien Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
11/09/18	5.000%	$545,218	$553,625
2nd Lien Term Loan
05/11/20	9.250%	1,825,000	1,870,625
Apex Tool Group LLC Term Loan (a)(b)
01/31/20	4.500%	3,675,000	3,722,187
Colfax Corp. Tranche B Term Loan (a)(b)
01/11/19	3.250%	897,750	905,049
Generac Power System, Inc. Term Loan (a)(b)
05/30/18	6.250%	1,677,384	1,710,630
IMG Worldwide, Inc. Tranche B Term Loan (a)(b)
06/16/16	5.500%	3,659,812	3,696,411
McJunkin Red Man Corp. Term Loan (a)(b)
11/08/19	6.250%	1,417,875	1,443,283
Ranpak Corp. 2nd Lien Term Loan (a)(b)(c)
03/28/20	8.500%	675,000	690,187
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (a)(b)
04/01/18	3.750%	2,549,532	2,573,727
Tomkins LLC/Inc. Tranche B2 Term Loan (a)(b)
09/29/16	3.750%	1,597,606	1,617,577
Total			22,423,646
Electric 2.8%
Calpine Corp. (a)(b)
Term Loan
04/01/18	4.000%	1,449,187	1,467,186
04/01/18	4.000%	955,500	967,367
Equipower Resources Holdings LLC Tranche B 1st Lien Term Loan (a)(b)
12/21/18	5.500%	1,200,259	1,214,266
Essential Power LLC Term Loan (a)(b)
08/08/19	4.497%	1,583,343	1,600,491
FREIF North American Power I LLC (a)(b)
Tranche B Term Loan
03/29/19	6.000%	2,306,757	2,318,291
Tranche C Term Loan
03/29/19	6.000%	378,529	380,421
LSP Madison Funding LLC Term Loan (a)(b)
06/28/19	5.500%	601,667	609,001

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
NRG Energy, Inc. Term Loan (a)(b)
07/01/18	3.250%	$1,596,562	$1,614,859
Star West Generation LLC Tranche B Term Loan (a)(b)
03/13/20	5.000%	2,800,000	2,852,500
TPF Generation Holdings LLC (a)(b)
1st Lien Synthetic Letter of Credit
12/15/13	2.284%	71,059	71,059
2nd Lien Term Loan
12/15/14	4.448%	2,065,518	2,064,238
Texas Competitive Electric Holdings Co. LLC Term Loan (a)(b)
10/10/14	3.731%	3,497,531	2,626,051
Topaz Power Holdings LLC Tranche B Term Loan (a)(b)
02/26/20	5.250%	1,695,750	1,712,708
Windsor Financing LLC Tranche B Term Loan (a)(b)
12/05/17	6.250%	806,293	828,466
Total			20,326,904
Entertainment 2.7%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan (a)(b)
03/28/16	5.250%	4,010,505	4,029,555
AMC Entertainment, Inc. Term Loan (a)(b)(c)
04/30/20	3.500%	2,375,000	2,390,414
AMF Bowling Worldwide, Inc. (a)(b)(c)(d)(e)
Debtor in Possession Term Loan
06/30/13	7.575%	211,177	210,121
AMF Bowling Worldwide, Inc. (a)(b)(d)
Debtor in Possession Term Loan
06/30/13	7.575%	492,747	490,284
Alpha Topco Ltd. Tranche B2 Term Loan (a)(b)
04/30/19	6.000%	3,514,589	3,570,611
Cedar Fair LP Term Loan (a)(b)
03/06/20	3.250%	1,575,000	1,591,081
Cinemark USA, Inc. Term Loan (a)(b)
12/18/19	3.200%	2,019,938	2,040,117
Six Flags Theme Parks, Inc. Tranche B Term Loan (a)(b)
12/20/18	4.001%	759,679	770,284

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Entertainment (continued)
Zuffa LLC Term Loan (a)(b)
02/25/20	4.500%	$4,688,250	$4,707,800
Total			19,800,267
Environmental 2.3%
ADS Waste Holdings, Inc. Tranche B Term Loan (a)(b)
10/09/19	4.250%	2,319,188	2,346,995
EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan (a)(b)
07/29/14	8.000%	3,720,218	3,710,918
Synagro Technologies, Inc. (a)(b)
1st Lien Term Loan
04/02/14	2.280%	6,055,929	5,904,531
Synagro Technologies, Inc. (a)(b)(c)(d)(e)
Debtor in Possession Term Loan
01/05/14	0.000%	2,725,000	2,656,875
WCA Waste Corp. Term Loan (a)(b)
03/23/18	5.500%	668,250	672,707
Waste Industries U.S.A., Inc. Tranche B Term Loan (a)(b)
03/17/17	4.000%	1,720,688	1,744,347
Total			17,036,373
Food and Beverage 3.9%
ARAMARK Corp. (a)(b)
3rd Letter of Credit
07/26/16	3.699%	66,004	66,690
Tranche C Term Loan
07/26/16	3.754%	819,333	827,854
Tranche D Term Loan
08/22/19	4.000%	3,075,000	3,107,626
AdvancePierre Foods, Inc. 1st Lien Term Loan (a)(b)
07/10/17	5.750%	4,538,625	4,602,166
Del Monte Foods Co. Term Loan (a)(b)
03/08/18	4.000%	4,964,356	5,000,000
Dole Food Co., Inc. Tranche B Term Loan (a)(b)(c)
04/24/19	3.750%	2,025,000	2,037,656
Earthbound Holdings III LLC Term Loan (a)(b)
12/21/16	5.750%	3,460,746	3,439,117
HJ Heinz Co. Tranche B2 Term Loan (a)(b)(c)
03/27/20	3.500%	1,850,000	1,866,187

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
Michael Foods Group, Inc. Tranche B Term Loan (a)(b)
02/25/18	4.250%	$1,040,591	$1,054,899
Pinnacle Foods Finance LLC Tranche G Term Loan (a)(b)(c)
03/28/20	3.250%	2,125,000	2,131,375
U.S. Foods, Inc. Term Loan (a)(b)
03/31/17	5.750%	1,977,451	1,999,698
Windsor Quality Food Co., Ltd. Tranche B Term Loan (a)(b)
02/16/17	5.000%	2,187,937	2,198,877
Total			28,332,145
Gaming 5.5%
Affinity Gaming LLC Term Loan (a)(b)
11/09/17	5.500%	819,056	832,365
Caesars Entertainment Operating Co., Inc. (a)(b)
Tranche B4 Term Loan
10/31/16	9.500%	3,876,801	3,930,922
Tranche B6 Term Loan
01/28/18	5.450%	1,616,736	1,465,927
Caesars Octavius LLC Tranche B Term Loan (a)(b)
04/25/17	9.250%	4,775,000	4,858,563
Cannery Casino Resorts LLC (a)(b)
1st Lien Term Loan
10/02/18	6.000%	1,094,500	1,113,194
2nd Lien Term Loan
10/02/19	10.000%	1,150,000	1,125,275
Golden Nugget, Inc. 2nd Lien Term Loan (a)(b)
11/02/14	3.450%	2,025,000	1,822,500
Las Vegas Sands LLC (a)(b)
Tranche B Term Loan
05/23/14	1.700%	2,488,624	2,489,869
11/23/16	2.700%	750,845	751,235
Tranche I Delayed Draw Term Loan
05/23/14	1.700%	41,649	41,670
11/23/16	2.700%	178,621	178,713
MGM Resorts International Tranche B Term Loan (a)(b)
12/20/19	4.250%	3,142,125	3,185,989
Peppermill Casinos, Inc. Tranche B Term Loan (a)(b)
11/09/18	7.250%	2,319,188	2,368,470
Pinnacle Entertainment, Inc. Tranche A Term Loan (a)(b)
03/19/19	4.000%	2,103,750	2,120,854
ROC Finance LLC (a)(b)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
Tranche B Delayed Draw Term Loan
08/19/17	6.000%	$50,000	$51,375
Tranche B Term Loan
08/19/17	8.500%	2,166,667	2,226,250
ROC Finance LLC (a)(b)(c)
Tranche B Term Loan
03/28/19	5.000%	3,050,000	3,076,657
ROC Finance LLC (a)(b)(c)(e)
Tranche B Delayed Draw Term Loan
08/19/17	6.000%	33,333	34,250
Seminole Tribe of Florida Tranche B Term Loan (a)(b)(c)
03/28/20	3.000%	3,300,000	3,319,206
Stockbridge/SBE Holdings Tranche B Term Loan (a)(b)
05/02/17	13.000%	1,075,000	1,150,250
Twin River Worldwide Holdings, Inc. (a)(b)
Term Loan
11/05/15	8.500%	2,288,911	2,307,222
Twin River Worldwide Holdings, Inc. (a)(b)(c)
Term Loan
11/05/15	8.500%	1,675,000	1,693,844
Total			40,144,600
Gas Pipelines 0.4%
Energy Transfer Equity LP Term Loan (a)(b)
03/24/17	3.750%	1,125,000	1,129,376
Philadelphia Energy Solutions Refining and Marketing LLC Term Loan (a)(b)
04/04/18	6.250%	1,850,000	1,882,375
Total			3,011,751
Health Care 4.4%
Alere, Inc. Tranche B Term Loan (a)(b)
06/30/17	4.250%	2,972,144	3,013,011
Apria Healthcare Group, Inc. Term Loan (a)(b)
04/06/20	6.750%	1,350,000	1,349,581
Bausch & Lomb, Inc. (a)(b)
Delayed Draw Term Loan
09/30/15	4.750%	798,000	803,650
Term Loan
05/17/19	5.250%	1,563,187	1,580,039
CHS/Community Health Systems, Inc. Term Loan (a)(b)
01/25/17	3.787%	2,507,620	2,530,514

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
ConvaTec, Inc. Term Loan (a)(b)
12/22/16	5.000%	$2,734,609	$2,781,781
DaVita HealthCare Partners, Inc. (a)(b)
Tranche B Term Loan
10/20/16	4.500%	383,632	387,468
Tranche B2 Term Loan
11/01/19	4.000%	2,219,437	2,242,675
HCA, Inc. (a)(b)
Tranche B2 Term Loan
03/31/17	3.534%	2,000,000	2,000,620
Tranche B4 Term Loan
05/01/18	2.948%	3,298,659	3,304,630
Health Management Associates, Inc. Tranche B Term Loan (a)(b)
11/16/18	3.500%	996,630	1,005,351
IASIS Healthcare LLC Tranche B2 Term Loan (a)(b)
05/03/18	4.500%	1,982,042	2,010,127
MedAssets, Inc. Tranche B Term Loan (a)(b)
12/13/19	4.000%	1,492,313	1,509,564
Onex Carestream Finance LP Term Loan (a)(b)
02/25/17	5.000%	2,293,389	2,308,869
Quintiles Transnational Corp. Tranche B2 Term Loan (a)(b)
06/08/18	4.500%	3,223,496	3,264,595
Select Medical Corp. Tranche B Term Loan (a)(b)
06/01/18	5.501%	1,191,000	1,198,861
Skilled Healthcare Group, Inc. Term Loan (a)(b)
04/09/16	6.750%	497,501	501,078
Vanguard Health Holding Co. II LLC Tranche B Term Loan (a)(b)
01/29/16	3.750%	535,063	541,216
Total			32,333,630
Independent Energy 1.1%
MEG Energy Corp. Term Loan (a)(b)
03/31/20	3.750%	1,034,258	1,044,921
Plains Exploration & Production Co. Term Loan (a)(b)
11/30/19	4.000%	3,775,000	3,777,378

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Independent Energy (continued)
Samson Investment Co. 2nd Lien Term Loan (a)(b)
09/25/18	6.000%	$3,525,000	$3,564,656
Total			8,386,955
Life Insurance 0.5%
Alliant Holdings I, Inc. (a)(b)
Term Loan
12/20/19	5.000%	2,568,563	2,597,459
Alliant Holdings I, Inc. (a)(b)(c)
Term Loan
12/20/19	5.000%	1,300,000	1,314,625
Total			3,912,084
Lodging 0.2%
Regent Seven Seas Cruises Tranche B1 Term Loan (a)(b)
12/21/18	4.750%	1,225,000	1,238,781
Media Cable 3.4%
CSC Holdings, Inc. Tranche B Term Loan (a)(b)
04/17/20	2.699%	4,425,000	4,412,433
Cequel Communications LLC Term Loan (a)(b)
02/14/19	3.500%	1,559,250	1,569,775
Charter Communications Operating LLC (a)(b)
Tranche C Term Loan
09/06/16	3.450%	187,528	187,760
Charter Communications Operating LLC (a)(b)(c)
Tranche E Term Loan
03/31/20	3.000%	3,575,000	3,565,312
Encompass Digital Media, Inc. Tranche B1 Term Loan (a)(b)
08/10/17	6.750%	3,514,566	3,554,105
MCC Iowa LLC (a)(b)
Tranche F Term Loan
10/23/17	4.500%	2,702,475	2,718,230
Tranche G Term Loan
01/20/20	4.000%	3,009,875	3,036,211
NEP/NCP Holdco, Inc. (a)(b)
1st Lien Term Loan
01/22/20	4.750%	2,344,125	2,385,147
2nd Lien Term Loan
07/22/20	9.500%	285,714	296,906
Revolution Studios Distribution Co. LLC (a)(b)(f)
2nd Lien Term Loan
06/21/15	7.200%	825,000	577,500
Tranche B Term Loan
12/21/14	3.950%	915,468	806,189

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Cable (continued)
Virgin Media Investment Holdings Ltd. Tranche B Term Loan (a)(b)(c)
02/15/20	3.500%	$2,075,000	$2,075,934
Total			25,185,502
Media Non-Cable 6.8%
Advanstar Communications, Inc. 1st Lien Term Loan (a)(b)
06/02/14	2.540%	913,794	853,256
Cengage Learning Acquisitions, Inc. Term Loan (a)(b)
07/03/14	2.700%	2,187,368	1,708,203
Clear Channel Communications, Inc. Tranche B Term Loan (a)(b)
01/29/16	3.848%	6,640,222	6,085,033
Cumulus Media Holdings, Inc. (a)(b)
1st Lien Term Loan
09/17/18	4.500%	2,289,650	2,329,009
2nd Lien Term Loan
09/16/19	7.500%	3,801,074	3,940,460
FoxCo Acquisition Sub LLC Term Loan (a)(b)
07/14/17	5.500%	1,970,053	2,001,456
GateHouse Media Operating, Inc. (a)(b)
Delayed Draw Term Loan
08/28/14	2.200%	650,412	237,602
Term Loan
08/28/14	2.200%	1,743,104	636,773
08/28/14	2.450%	1,929,467	704,854
Getty Images, Inc. Term Loan (a)(b)
10/18/19	4.750%	2,294,250	2,326,094
Granite Broadcasting Tranche B 1st Lien Term Loan (a)(b)
05/23/18	8.500%	1,841,372	1,868,993
Gray Television, Inc. Term Loan (a)(b)
10/12/19	4.750%	1,783,333	1,807,854
Hubbard Radio LLC Tranche 1 Term Loan (a)(b)
04/28/17	4.500%	725,826	737,621
ION Media Networks, Inc. Term Loan (a)(b)
06/25/18	7.250%	1,197,000	1,208,970
Intelsat Jackson Holdings SA (a)(b)
Term Loan
02/01/14	2.698%	3,225,000	3,220,969
02/01/14	3.200%	1,302,723	1,301,746
LIN Television Corp. Tranche B Term Loan (a)(b)
12/21/18	4.000%	666,566	671,565

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable (continued)
Lodgenet Interactive Corp. Term Loan (a)(b)
03/28/18	0.000%	$428,025	$330,114
National CineMedia LLC Term Loan (a)(b)
11/26/19	3.450%	1,250,000	1,260,312
National Cinemedia LLC Term Loan (a)(b)(c)
11/03/19	3.023%	700,000	700,000
Nielsen Finance LLC Tranche E Term Loan (a)(b)
05/01/16	2.950%	1,263,447	1,279,240
Penton Media, Inc. 1st Lien Term Loan (a)(b)
08/01/14	6.000%	532,551	514,577
R.H. Donnelly, Inc. Term Loan (a)(b)
10/24/14	9.750%	391,949	281,224
Radio One, Inc. Term Loan (a)(b)
03/31/16	7.500%	4,728,124	4,836,209
Salem Communications Corp. Term Loan (a)(b)
03/13/20	4.500%	1,425,000	1,444,594
Sinclair Television Group, Inc. Tranche B Term Loan (a)(b)
04/09/20	3.000%	2,075,000	2,083,134
SuperMedia, Inc. Term Loan (a)(b)
12/31/15	11.600%	171,033	127,258
Tribune Co. Tranche B Term Loan (a)(b)
12/31/19	4.000%	1,471,313	1,488,174
Univision Communications, Inc. (a)(b)
1st Lien Term Loan
03/31/17	4.448%	1,922,692	1,937,112
Term Loan
09/29/14	2.198%	409,237	410,133
Van Wagner Communications LLC Term Loan (a)(b)
08/03/18	8.250%	1,393,000	1,415,051
hibu PLC Tranche B1 Term Loan (a)(b)(g)
07/31/14	0.000%	1,193,301	246,118
Total			49,993,708

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Metals 1.6%
Constellium Holdco BV Term Loan (a)(b)
03/25/20	6.250%	$1,000,000	$1,025,000
Essar Steel Algoma, Inc. Term Loan (a)(b)
09/19/14	8.750%	1,094,500	1,109,549
FMG Resources August 2006 Proprietary Ltd. Term Loan (a)(b)
10/18/17	5.250%	7,445,106	7,575,396
Novelis, Inc. Term Loan (a)(b)
03/10/17	3.750%	1,846,847	1,876,858
Total			11,586,803
Non-Captive Consumer 0.4%
Springleaf Financial Funding Co. Term Loan (a)(b)
05/10/17	5.500%	2,792,258	2,800,997
Non-Captive Diversified 0.3%
iStar Financial, Inc. Term Loan (a)(b)
10/15/17	4.500%	2,431,317	2,457,162
Other Financial Institutions 0.9%
AlixPartners LLP Tranche B-2 Term Loan (a)(b)
06/30/19	4.500%	4,255,204	4,305,756
Moneygram International, Inc. Term Loan (a)(b)
03/27/20	4.250%	2,525,000	2,544,846
Total			6,850,602
Other Industry 1.1%
ATI Acquisition Co. (a)(b)(f)(g)
Term Loan
12/30/15	0.000%	586,404	17,592
Tranche B Term Loan
12/30/14	0.000%	937,362	9,374
Advantage Sales & Marketing, Inc. 1st Lien Term Loan (a)(b)(c)
12/18/17	4.250%	400,000	404,500
Harland Clarke Holdings Corp. Tranche B3 Term Loan (a)(b)(c)
05/03/18	7.000%	1,375,000	1,369,156

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Industry (continued)
On Assignment, Inc. Tranche B Term Loan (a)(b)
05/15/19	5.000%	$824,458	$829,957
Sensus U.S.A., Inc. 2nd Lien Term Loan (a)(b)
05/09/18	8.500%	2,925,000	2,930,499
SymphonyIRI Group, Inc./Holdings, Inc. Tranche B Term Loan (a)(b)
12/01/17	4.500%	423,922	428,162
WireCo WorldGroup, Inc. Term Loan (a)(b)
02/15/17	6.000%	2,164,125	2,188,471
Total			8,177,711
Packaging 2.0%
BWAY Holding Co. Term Loan (a)(b)
08/06/17	4.500%	3,940,125	3,985,279
Berry Plastics Holding Corp. Tranche C Term Loan (a)(b)
04/03/15	2.198%	4,520,901	4,543,505
Consolidated Container Co. LLC Term Loan (a)(b)
07/03/19	5.000%	2,487,500	2,520,460
Reynolds Group Holdings, Inc. Term Loan (a)(b)
09/28/18	4.750%	3,719,952	3,777,537
Total			14,826,781
Paper 0.4%
Caraustar Industries, Inc. Term Loan (a)(b)(c)
05/01/19	7.500%	2,725,000	2,738,625
Pharmaceuticals 2.8%
Catalent Pharma Solutions, Inc. Tranche 1 Term Loan (a)(b)
09/15/16	3.698%	1,352,200	1,364,031
Grifols, Inc. Tranche B Term Loan (a)(b)
06/01/17	4.250%	3,053,046	3,086,966
Par Pharmaceutical Companies, Inc. Tranche B1 Term Loan (a)(b)
09/30/19	4.250%	3,134,270	3,163,011
Patheon, Inc. (a)(b)
Term Loan
12/14/18	7.250%	1,417,875	1,439,143
Patheon, Inc. (a)(b)(c)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Pharmaceuticals (continued)
Term Loan
12/14/18	7.250%	$2,000,000	$2,030,000
Pharmaceutical Product Development, Inc. Term Loan (a)(b)
12/05/18	4.250%	2,418,938	2,452,198
RPI Finance Trust Term Loan (a)(b)
05/09/18	3.500%	3,141,593	3,170,056
Valeant Pharmaceuticals International, Inc. (a)(b)
Tranche D1 Term Loan
02/13/19	3.500%	1,440,639	1,455,046
Valeant Pharmaceuticals International, Inc. (a)(b)(c)
Tranche C1 Term Loan
12/11/19	3.500%	2,000,000	2,022,000
Total			20,182,451
Property & Casualty 0.9%
Asurion LLC Tranche B1 Term Loan (a)(b)
05/24/19	4.500%	3,067,471	3,101,613
HUB International Ltd. (a)(b)
Term Loan
06/13/17	3.706%	866,251	873,831
HUB International Ltd. (a)(b)(c)
Term Loan
06/13/17	3.706%	500,000	504,375
USI, Inc. Term Loan (a)(b)
12/27/19	5.250%	1,970,063	1,992,718
Total			6,472,537
Restaurants 0.2%
Buffets, Inc. 1st Lien Letter of Credit (a)(b)(h)(i)
04/22/15	0.000%	116,447	53,275
OSI Restaurant Partners LLC Term Loan (a)(b)
10/28/19	3.500%	1,681,875	1,691,327
Total			1,744,602
Retailers 7.1%
Academy Ltd. Term Loan (a)(b)
08/03/18	4.500%	3,520,123	3,568,032
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (a)(b)
09/26/19	4.250%	4,154,151	4,187,301
Bass Pro Group LLC Term Loan (a)(b)
11/20/19	4.000%	1,298,334	1,310,668

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Blue Buffalo Co., Ltd. Tranche B2 Term Loan (a)(b)
08/08/19	4.750%	$1,691,511	$1,714,769
David’s Bridal, Inc. Term Loan (a)(b)
10/11/19	5.000%	2,768,063	2,803,217
General Nutrition Centers, Inc. Tranche B Term Loan (a)(b)
03/02/18	3.750%	5,392,707	5,441,025
J. Crew Group, Inc. Tranche B1 Term Loan (a)(b)
03/07/18	4.000%	3,268,325	3,301,368
Jo-Ann Stores, Inc. Tranche B Term Loan (a)(b)
03/16/18	4.000%	1,436,840	1,450,763
Michaels Stores, Inc. Tranche B Term Loan (a)(b)
01/28/20	3.750%	3,750,000	3,784,575
Neiman Marcus Group, Inc. (The) Term Loan (a)(b)
05/16/18	4.000%	4,776,912	4,811,545
Orchard Supply Hardware LLC Tranche B1 Term Loan (a)(b)
12/21/13	5.000%	1,422,008	554,583
Pantry, Inc. (The) Term Loan (a)(b)
08/03/19	5.750%	1,194,000	1,207,409
Party City Holdings, Inc. Term Loan (a)(b)
07/27/19	4.250%	3,086,514	3,108,367
Pep Boys Term Loan (a)(b)
10/11/18	5.000%	1,471,313	1,491,469
PetCo Animal Supplies, Inc. Term Loan (a)(b)
11/24/17	4.000%	3,425,000	3,469,251
Pilot Travel Centers LLC Tranche B Term Loan (a)(b)
08/07/19	4.250%	2,562,125	2,534,377
Rite Aid Corp. (a)(b)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	1,950,000	2,021,507
Tranche 6 Term Loan
02/21/20	4.000%	1,100,000	1,113,068
Sports Authority, Inc. (The) Tranche B Term Loan (a)(b)
11/16/17	7.500%	1,974,747	1,983,397

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Toys ‘R’ Us - Delaware, Inc. Term Loan (a)(b)
09/01/16	6.000%	$1,984,733	$1,983,740
Total			51,840,431
Supermarkets 1.1%
Albertson’s LLC Tranche B Term Loan (a)(b)
03/21/16	5.750%	1,050,000	1,061,246
Crossmark Holdings, Inc. 1st Lien Term Loan (a)(b)
12/20/19	4.500%	847,875	847,663
SUPERVALU, Inc. Term Loan (a)(b)(c)
08/10/18	8.000%	2,625,000	2,664,060
Sprouts Farmers Markets Holdings LLC Term Loan (a)(b)
04/23/20	4.500%	3,425,000	3,433,562
Total			8,006,531
Technology 8.0%
Acxiom Corp. Tranche 2 Term Loan (a)(b)
03/15/15	3.268%	283,083	284,499
Aeroflex, Inc. Tranche B Term Loan (a)(b)
05/09/18	5.750%	6,089,153	6,147,852
Alcatel-Lucent U.S.A., Inc. Term Loan (a)(b)
01/30/19	7.250%	3,940,125	4,036,382
Ancestry.com, Inc. Term Loan (a)(b)
12/28/18	7.000%	1,895,250	1,916,571
Arris Enterprises, Inc. Tranche B Term Loan (a)(b)
04/17/20	3.500%	1,525,000	1,525,961
CDW LLC Term Loan (a)(b)(c)
04/29/20	3.500%	2,050,000	2,053,854
CommScope, Inc. Tranche 2 Term Loan (a)(b)
01/14/18	3.750%	3,516,943	3,563,120
Dealer Computer Services, Inc. (a)(b)
Tranche A Term Loan
04/21/16	2.698%	292,187	292,553
Tranche B Term Loan
04/21/18	3.750%	497,598	498,842

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Edwards Ltd. 1st Lien Term Loan (a)(b)
03/26/20	4.750%	$3,144,586	$3,158,988
Evertec Group LLC Tranche B Term Loan (a)(b)
04/17/20	3.500%	1,650,000	1,645,875
First Data Corp. (a)(b)
Term Loan
03/24/17	4.200%	2,200,000	2,196,568
03/23/18	4.199%	1,393,261	1,387,883
Freescale Semiconductor, Inc. Tranche B4 Term Loan (a)(b)
03/01/20	0.000%	3,277,369	3,322,433
Go Daddy Operating Co. LLC Tranche B2 Term Loan (a)(b)
12/17/18	4.250%	2,673,627	2,687,664
Greeneden U.S. Holdings II LLC Term Loan (a)(b)
02/08/20	4.000%	1,257,143	1,268,143
Infogroup, Inc. Tranche B Term Loan (a)(b)
05/26/18	7.000%	1,683,883	1,536,543
Infor (U.S.), Inc. Tranche B2 Term Loan (a)(b)
04/05/18	5.250%	2,109,089	2,141,843
Kasima LLC Term Loan (a)(b)
03/31/17	5.000%	1,764,000	1,772,820
Microsemi Corp. Term Loan (a)(b)
02/19/20	3.750%	3,249,541	3,284,084
Novell, Inc. 1st Lien Term Loan (a)(b)
11/22/17	7.250%	1,688,125	1,707,538
OpenLink International, Inc. Term Loan (a)(b)
10/30/17	7.750%	592,500	596,203
RP Crown Parent LLC 1st Lien Term Loan (a)(b)
12/21/18	6.750%	1,895,250	1,935,524
Riverbed Technology, Inc. Term Loan (a)(b)
12/18/19	4.000%	1,027,143	1,045,118
Rovi Solutions Corp./Guides, Inc. (a)(b)
Tranche A1 Term Loan
02/07/16	2.700%	439,478	438,380
Tranche B3 Term Loan
03/29/19	3.500%	3,608,385	3,626,427

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
SCS Holdings I, Inc. Term Loan (a)(b)
12/07/18	7.000%	$994,231	$1,011,630
Sensata Technology BV/Finance Co. LLC Term Loan (a)(b)
05/12/18	3.750%	631,699	640,157
Spansion LLC Term Loan (a)(b)
12/13/18	5.250%	266,079	268,575
Syniverse Holdings, Inc. Term Loan (a)(b)
04/23/19	5.000%	2,084,250	2,100,757
Verint Systems, Inc. Term Loan (a)(b)
09/06/19	4.000%	960,000	966,000
Total			59,058,787
Textile 0.3%
Cole Haan LLC Term Loan (a)(b)
01/07/20	4.780%	1,300,000	1,316,250
Springs Window Fashions LLC Tranche B Term Loan (a)(b)
05/31/17	6.000%	1,158,395	1,164,187
Total			2,480,437
Transportation Services 1.2%
Avis Budget Car Rental LLC Tranche B Term Loan (a)(b)
03/15/19	3.750%	3,965,067	4,016,296
Commercial Barge Line Co. 1st Lien Term Loan (a)(b)
09/22/19	7.500%	1,350,000	1,358,437
Hertz Corp. (The) (a)(b)
Letter of Credit
03/11/18	3.750%	2,825,000	2,782,625
Tranche B2 Term Loan
03/11/18	3.000%	485,088	486,354
Total			8,643,712
Wireless 1.3%
Cricket Communications, Inc. (a)(b)
Term Loan
10/10/19	4.750%	773,062	776,928
Tranche C Term Loan
03/08/20	4.750%	1,150,000	1,154,726
Instant Web, Inc. (a)(b)
Delayed Draw Term Loan
08/07/14	3.573%	142,168	99,873
Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wireless (continued)
08/07/14	3.573%	$1,363,809	$958,076
MetroPCS Wireless, Inc. (a)(b)
Tranche B2 Term Loan
11/03/16	4.071%	927,575	927,575
Tranche B3 Term Loan
03/19/18	4.000%	3,225,200	3,225,877
Telesat Canada, Inc. Tranche B2 Term Loan (a)(b)
03/28/19	3.500%	2,084,250	2,100,632
Total			9,243,687
Wirelines 1.5%
Alaska Communications Systems Holdings, Inc. Term Loan (a)(b)
10/21/16	5.750%	1,055,471	1,042,278
Integra Telecom Holdings, Inc. Term Loan (a)(b)
02/22/19	6.000%	1,700,000	1,734,000
Windstream Corp. (a)(b)
Tranche B3 Term Loan
08/08/19	4.000%	1,588,000	1,604,277
Tranche B4 Term Loan
01/23/20	3.500%	1,895,250	1,901,182
Zayo Group LLC Term Loan (a)(b)(c)
07/02/19	4.500%	2,350,000	2,374,722
tw telecom holdings, Inc. Tranche B Term Loan (a)(b)(c)
04/17/20	2.779%	2,550,000	2,560,200
Total			11,216,659
Total Senior Loans (Cost: $627,771,063)			$628,839,440

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 7.6%
Automotive 0.3%
Meritor, Inc.
09/15/15	8.125%	2,385,000	2,575,800
Chemicals 0.3%
INEOS Group Holdings SA Secured (j)
02/15/16	8.500%	2,000,000	2,032,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services 0.3%
West Corp.
10/01/18	8.625%	$2,000,000	$2,215,000
Consumer Products 0.3%
Alphabet Holding Co., Inc. Senior Unsecured PIK (j)
11/01/17	7.750%	2,000,000	2,095,000
Entertainment 0.5%
AMC Entertainment, Inc.
12/01/20	9.750%	1,000,000	1,162,500
Regal Cinemas Corp.
07/15/19	8.625%	1,000,000	1,110,000
Regal Entertainment Group
08/15/18	9.125%	1,000,000	1,120,000
Total			3,392,500
Environmental 0.3%
Casella Waste Systems, Inc.
02/15/19	7.750%	2,000,000	1,935,000
Food and Beverage 0.6%
Dean Foods Co.
12/15/18	9.750%	2,000,000	2,327,500
HJ Heinz Co. Secured (j)
10/15/20	4.250%	1,785,000	1,807,312
Total			4,134,812
Gaming 0.8%
ROC Finance LLC/Corp. Secured (j)
09/01/18	12.125%	800,000	940,000
Seneca Gaming Corp. (j)
12/01/18	8.250%	2,595,000	2,802,600
Tunica-Biloxi Gaming Authority Senior Unsecured (j)
11/15/15	9.000%	2,105,000	1,920,812
Total			5,663,412
Health Care 0.6%
HCA, Inc.
10/01/18	8.000%	960,000	1,141,200
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	2,000,000	2,115,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
LifeCare Holdings, Inc. (g)
08/15/13	9.250%	$1,000,000	$1,000
Physio-Control International, Inc. Senior Secured (j)
01/15/19	9.875%	696,000	795,180
Total			4,052,380
Independent Energy 0.1%
Quicksilver Resources, Inc.
01/01/16	11.750%	1,000,000	1,068,750
Media Non-Cable 1.1%
Clear Channel Communications, Inc. Senior Unsecured
09/15/14	5.500%	2,000,000	1,970,000
Intelsat Luxembourg SA
02/04/17	11.250%	1,200,000	1,278,000
Local TV Finance LLC Senior Unsecured (j)
06/15/15	9.250%	2,000,000	2,005,000
Radio One, Inc. PIK
05/24/16	12.500%	3,030,620	3,076,079
Total			8,329,079
Metals 0.1%
Aleris International, Inc. Senior Unsecured (f)
06/01/20	7.625%	13,834	14,941
Essar Steel Algoma, Inc. Senior Secured (j)
03/15/15	9.375%	1,000,000	952,500
Total			967,441
Other Industry 1.0%
General Cable Corp. (a)
04/01/15	2.659%	1,000,000	987,500
Hillman Group, Inc. (The) (j)
06/01/18	10.875%	1,500,000	1,661,250
Thermadyne Holdings Corp. Senior Secured
12/15/17	9.000%	2,000,000	2,190,000
WireCo WorldGroup, Inc.
05/15/17	9.500%	2,760,000	2,856,600
Total			7,695,350

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging 0.3%
Reynolds Group Issuer, Inc. LLC
05/15/18	8.500%	$2,000,000	$2,130,000
Retailers 0.6%
Jo-Ann Stores, Inc. Senior Unsecured (j)
03/15/19	8.125%	3,000,000	3,202,500
YCC Holdings LLC/Yankee Finance, Inc. Senior Unsecured PIK
02/15/16	10.250%	1,000,000	1,032,510
Total			4,235,010
Tobacco 0.3%
Alliance One International, Inc. Senior Unsecured
07/15/16	10.000%	2,000,000	2,123,800
Wirelines 0.1%
Level 3 Financing, Inc. (a)
02/15/15	4.215%	1,000,000	1,000,000
Total Corporate Bonds & Notes (Cost: $55,126,544)			$55,645,834

Issuer		Shares	Value

Common Stocks 2.2%
CONSUMER DISCRETIONARY 0.8%
Auto Components 0.1%
Delphi Automotive PLC		11,178	$516,535
Mark IV Industries, Inc. (h)		667	21,261
Total			537,796
Hotels, Restaurants & Leisure —%
Buffets Restaurants Holdings, Inc. (h)		1,071	6,426
Household Durables —%
Rhodes Companies LLC (The) (h)		109,053	30,262
Media 0.7%
Cumulus Media, Inc. Class A (h)		43,542	138,899
F & W Media, Inc. (h)		4,165	2,603
HMH Publishers LLC (h)		10,952	282,014
Media News Group (h)		10,512	155,052
MGM Holdings II, Inc. (h)		68,207	2,722,585
Reader’s Digest Association, Inc. (h)		26,729	1,430

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)
Star Tribune Co. (The) (h)	627	$21,318
Star Tribune Co. (The) (f)(h)	1,098	37,332
SuperMedia, Inc. (h)	1,126	5,912
Tribune Co. (h)	29,872	1,693,742
Total		5,060,887
TOTAL CONSUMER DISCRETIONARY		5,635,371
INFORMATION TECHNOLOGY —%
IT Services —%
Advanstar Communications, Inc. (h)	41,649	229,070
TOTAL INFORMATION TECHNOLOGY		229,070
MATERIALS 1.4%
Chemicals 1.3%
LyondellBasell Industries NV, Class A	156,857	9,521,220
Metals & Mining 0.1%
Aleris International, Inc. (h)	16,009	720,405
TOTAL MATERIALS		10,241,625
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc. (h)	15,044	363,613

Issuer	Shares	Value

Common Stocks (continued)
TOTAL TELECOMMUNICATION SERVICES		363,613
Total Common Stocks (Cost: $13,991,702)		$16,469,679

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
F & W Media, Inc. (h)	1,805	$1,128
Star Tribune Co. (The) (f)(h)	3,481	118,354
Total		119,482
TOTAL CONSUMER DISCRETIONARY		119,482
Total Warrants (Cost: $2,172,718)		$119,482

	Shares	Value

Money Market Funds 9.7%
Columbia Short-Term Cash Fund, 0.126% (k)(l)	71,469,198	$71,469,198
Total Money Market Funds (Cost: $71,469,198)		$71,469,198
Total Investments
(Cost: $770,531,225) (m)		$772,543,633(n)
Other Assets & Liabilities, Net		(38,417,798)
Net Assets		$734,125,835

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(e)

At April 30, 2013, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
AMF Bowling Worldwide, Inc.	211,177
Synagro Technologies, Inc.	2,725,000
ROC Finance LLC	33,333

(f)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2013 was $1,581,282, representing 0.22% of net assets.  Information concerning such security holdings at April 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Aleris International, Inc.
Senior Unsecured
06/01/20 7.625%	06-29-10	—
ATI Acquisition Co.
Tranche B Term Loan
12/30/2014 0.000%	12-23-2009 - 04-12-2013	750,525
ATI Acquisition Co.
Term Loan
12/30/2015 0.000%	12-23-2009 - 07-13-2012	497,832
Revolution Studios Distribution Co. LLC
2nd Lien Term Loan
06/21/2015 7.200%	12-21-2006-01-31-2012	673,729
Revolution Studios Distribution Co. LLC
Tranche B Term Loan
12/21/2014 3.950%	12-21-2006 - 06-09-2009	894,444
Star Tribune Co. (The)	02-16-12	—
Star Tribune Co. (The)	03-09-07 - 12-02-11	1,779,696

(g)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2013, the value of these securities amounted to $274,084, which represents 0.04% of net assets.

(h)	Non-income producing.
(i)

Represents fair values as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2013, the value of these securities amounted to $53,275, which represents 0.01% of net assets.

(j)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $20,214,654 or 2.75% of net assets.

(k)	The rate shown is the seven-day current annualized yield at April 30, 2013.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	32,966,968	229,678,676	(191,176,446)	71,469,198	73,238	71,469,198

(m)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $770,531,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$19,299,000
Unrealized Depreciation	(17,286,000)
Net Unrealized Appreciation	$2,013,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at  that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Senior Loans
Consumer Cyclical Services	—	24,491,047	2,064,625	26,555,672
Diversified Manufacturing	—	18,727,235	3,696,411	22,423,646
Electric	—	17,557,133	2,769,771	20,326,904
Gaming	—	31,182,568	8,962,032	40,144,600
Media Cable	—	24,608,002	577,500	25,185,502
Media Non-Cable	—	48,124,715	1,868,993	49,993,708
Other Industry	—	5,979,866	2,197,845	8,177,711
Restaurants	—	1,691,327	53,275	1,744,602
Retailers	—	50,348,962	1,491,469	51,840,431
Technology	—	53,221,161	5,837,626	59,058,787
Wireless	—	8,185,738	1,057,949	9,243,687
All Other Industries	—	314,144,190	—	314,144,190
Total Senior Loans		598,261,944	30,577,496	628,839,440
Bonds
Corporate Bonds & Notes
All Other Industries		55,645,834	—	55,645,834
Total Bonds		55,645,834	—	55,645,834
Equity Securities
Common Stocks
Consumer Discretionary	2,355,088	2,930,590	349,693	5,635,371
Information Technology	—	—	229,070	229,070
Materials	9,521,220	—	720,405	10,241,625
Telecommunication Services	363,613	—	—	363,613
Warrants
Consumer Discretionary	—	—	119,482	119,482
Total Equity Securities	12,239,921	2,930,590	1,418,650	16,589,161
Other
Money Market Funds	71,469,198	—	—	71,469,198
Total Other	71,469,198	—	—	71,469,198
Total	83,709,119	656,838,368	31,996,146	772,543,633

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Corporate Bonds	Common
	Senior Loans ($)	& Notes ($)	Stocks ($)	Warrants ($)	Total ($)
Balance as of July 31, 2012	14,616,358	14,387	1,004,545	1,128	15,636,418
Accrued discounts/premiums	59,718	—	—	—	59,718
Realized gain (loss)	(3,706,014)	—	—	—	(3,706,014)
Change in unrealized appreciation (depreciation)(a)	970,309	—	(72,898)	16,825	914,236
Sales	(3,561,400)	—	—	—	(3,561,400)
Purchases	6,886,206	—	84,599	—	6,970,805
Transfers into Level 3	15,909,319	—	309,967	101,529	16,320,815
Transfers out of Level 3	(597,000)	(14,387)	(27,045)	—	(638,432)
Balance as of April 30, 2013	30,577,496	—	1,299,168	119,482	31,996,146

(a)Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2013 was $611,309, which was comprised of Senior Loans of $667,382, Common Stocks of $(72,898) and Warrants of $16,825.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans, common stock and warrants classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Global Opportunities Fund

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 58.8%

CONSUMER DISCRETIONARY 7.2%

Auto Components 0.1%

Cooper Tire & Rubber Co.	23,800	$592,382
Dana Holding Corp.	5,400	93,150
Hankook Tire Co., Ltd.	5,675	247,258
Motherson Sumi Systems Ltd.	51,350	186,220
Total		1,119,010

Automobiles 0.7%

Brilliance China Automotive Holdings Ltd. (a)	304,000	372,986
Daihatsu Motor Co., Ltd.	106,000	2,102,697
Nissan Motor Co., Ltd.	192,600	2,009,263
PT Astra International Tbk	433,000	327,628
Tata Motors Ltd.	102,777	567,066
Tofas Turk Otomobil Fabrikasi AS	91,368	638,018
Total		6,017,658

Diversified Consumer Services 0.2%

Capella Education Co. (a)	13,000	460,460
Coinstar, Inc. (a)	10,900	575,629
Grand Canyon Education, Inc. (a)	10,100	258,257
Strayer Education, Inc.	500	23,680
Total		1,318,026

Hotels, Restaurants & Leisure 0.3%

AFC Enterprises, Inc. (a)	6,100	194,468
Bob Evans Farms, Inc.	4,100	177,694
Jubilant Foodworks Ltd. (a)	13,855	285,631
Multimedia Games Holdings Co., Inc. (a)	28,400	700,344
Papa John’s International, Inc. (a)	1,700	107,100
Sands China Ltd.	231,200	1,215,641
Total		2,680,878

Household Durables 0.2%

Arcelik AS	130,365	1,015,645
Arnest One Corp.	29,500	676,962
Total		1,692,607

Internet & Catalog Retail 0.3%

Expedia, Inc.	46,759	2,611,022

Leisure Equipment & Products 0.5%

Giant Manufacturing Co., Ltd.	48,000	288,179
Mattel, Inc.	65,650	2,997,579
Smith & Wesson Holding Corp. (a)	58,700	515,386
Sturm Ruger & Co., Inc.	11,200	574,224
Total		4,375,368

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Media 2.2%

Daiichikosho Co., Ltd.	59,000	$1,754,537
DISH Network Corp., Class A	86,146	3,376,062
Journal Communications, Inc., Class A (a)	19,700	134,157
LIN TV Corp. Class A (a)	50,600	622,886
News Corp., Class A	192,341	5,956,801
Scholastic Corp.	6,200	170,190
Sinclair Broadcast Group, Inc., Class A	3,500	93,800
Valassis Communications, Inc.	20,200	517,726
Walt Disney Co. (The)	105,490	6,628,991
Total		19,255,150

Multiline Retail 0.9%

PT Matahari Department Store Tbk (a)	636,500	792,147
Robinson Department Store PCL, Foreign Registered Shares	323,700	881,015
SACI Falabella	54,581	624,097
Target Corp.	80,162	5,656,231
Total		7,953,490

Specialty Retail 1.5%

Buckle, Inc. (The)	11,900	577,745
Cato Corp. (The), Class A	14,396	345,648
Francesca’s Holdings Corp. (a)	19,900	568,344
Gap, Inc. (The)	91,378	3,471,450
Home Depot, Inc. (The)	92,489	6,784,068
Pier 1 Imports, Inc.	28,500	661,485
PT Ace Hardware Indonesia Tbk	3,458,500	348,939
Rent-A-Center, Inc.	17,296	604,149
Total		13,361,828

Textiles, Apparel & Luxury Goods 0.3%

Arezzo Industria e Comercio SA	25,500	537,338
Titan Industries Ltd.	161,084	810,190
Youngone Corp.	29,470	1,178,835
Total		2,526,363
TOTAL CONSUMER DISCRETIONARY		62,911,400

CONSUMER STAPLES 5.3%

Beverages 0.1%

Companhia de Bebidas Americas, ADR	19,036	799,893
LT Group, Inc. (a)	370,900	218,971
Total		1,018,864

Food & Staples Retailing 1.6%

Clicks Group Ltd.	43,174	275,205
Eurocash SA	48,869	879,993

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Food & Staples Retailing (continued)

Koninklijke Ahold NV	190,364	$3,003,386
Lawson, Inc.	35,900	2,826,559
Magnit OJSC, GDR (a)(b)	19,116	974,916
PT Sumber Alfaria Trijaya Tbk	712,000	439,393
Shoprite Holdings Ltd.	28,406	538,427
Wal-Mart Stores, Inc.	62,290	4,841,179
Wumart Stores, Inc., Class H	161,000	282,209
Total		14,061,267

Food Products 1.0%

AVI Ltd.	103,166	620,824
Cal-Maine Foods, Inc.	11,309	482,668
ConAgra Foods, Inc.	132,080	4,671,670
Nestlé SA, Registered Shares	19,229	1,373,204
Pilgrim’s Pride Corp. (a)	41,700	408,243
PT Nippon Indosari Corpindo Tbk	720,000	570,481
Want Want China Holdings Ltd.	426,000	676,746
Total		8,803,836

Personal Products 0.2%

Hypermarcas SA	65,900	526,344
Medifast, Inc. (a)	8,400	220,080
Nature’s Sunshine Products, Inc.	2,100	30,723
Revlon, Inc., Class A (a)	11,500	222,525
Usana Health Sciences, Inc. (a)	11,900	671,398
Total		1,671,070

Tobacco 2.4%

Altria Group, Inc.	274,239	10,012,466
ITC Ltd.	89,271	545,488
Japan Tobacco, Inc.	95,700	3,617,579
Philip Morris International, Inc.	50,660	4,842,589
PT Gudang Garam Tbk	160,290	815,436
Universal Corp.	10,100	581,255
Total		20,414,813
TOTAL CONSUMER STAPLES		45,969,850

ENERGY 5.3%

Energy Equipment & Services 0.6%

Basic Energy Services, Inc. (a)	23,400	321,282
Dawson Geophysical Co. (a)	400	12,296
Exterran Holdings, Inc. (a)	10,500	277,410
Newpark Resources, Inc. (a)	14,900	156,450
Superior Energy Services, Inc. (a)	165,231	4,558,723
TGC Industries, Inc.	31,815	282,199
Total		5,608,360

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels 4.7%

China Petroleum & Chemical Corp., Class H	702,000	$774,702
Cloud Peak Energy, Inc. (a)	24,200	472,868
Concho Resources, Inc. (a)	38,572	3,322,206
Continental Resources, Inc. (a)	42,719	3,414,102
CVR Energy, Inc.	3,700	182,299
Delek U.S. Holdings, Inc.	3,800	137,142
Dragon Oil PLC	139,637	1,373,009
Energy XXI Bermuda Ltd.	18,300	416,142
EPL Oil & Gas, Inc. (a)	18,200	594,594
HollyFrontier Corp.	93,077	4,602,658
Kunlun Energy Co., Ltd.	102,000	199,897
Lukoil OAO, ADR	14,176	902,161
Marathon Oil Corp.	117,177	3,828,173
Marathon Petroleum Corp.	70,746	5,543,657
Pacific Rubiales Energy Corp.	23,542	497,736
PetroChina Co., Ltd., Class H	498,000	634,765
Royal Dutch Shell PLC, Class B	111,904	3,916,301
Stone Energy Corp. (a)	12,475	246,132
Total SA	82,593	4,162,662
Ultrapar Participacoes SA	31,600	840,245
VAALCO Energy, Inc. (a)	49,700	333,984
Western Refining, Inc.	19,000	587,290
Williams Companies, Inc. (The)	97,643	3,723,128
Total		40,705,853
TOTAL ENERGY		46,314,213

FINANCIALS 12.2%

Capital Markets 1.2%

Apollo Investment Corp.	70,900	624,629
BlackRock Kelso Capital Corp.	49,700	494,515
BlackRock, Inc.	31,125	8,294,812
GAMCO Investors, Inc., Class A	4,700	246,750
Intermediate Capital Group PLC	85,515	561,094
Solar Capital Ltd.	13,400	320,662
Total		10,542,462

Commercial Banks 4.8%

Australia and New Zealand Banking Group Ltd.	100,612	3,324,948
Banco Latinoamericano de Comercio Exterior SA, Class E	22,700	515,063
Bangkok Bank PCL, Foreign Registered Shares	286,600	2,221,234
BNP Paribas SA	16,785	935,263
CIMB Group Holdings Bhd	223,400	568,721
Comerica, Inc.	175,461	6,360,461

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Commercial Banks (continued)

Credicorp Ltd.	7,000	$1,054,130
DBS Group Holdings Ltd.	283,000	3,860,479
Enterprise Financial Services Corp.	10,300	148,114
First Interstate Bancsystem, Inc.	15,200	308,864
First Merchants Corp.	36,400	590,772
Grupo Financiero Santander Mexico SAB de CV, ADR, Class B (a)	70,382	1,136,669
Hanmi Financial Corp. (a)	26,900	415,067
HSBC Holdings PLC	146,475	1,600,652
ICICI Bank Ltd., ADR	27,371	1,281,510
IndusInd Bank Ltd.	40,088	348,246
Industrial & Commercial Bank of China Ltd., Class H	1,080,020	761,312
Kasikornbank PCL, Foreign Registered Shares	124,740	919,454
MainSource Financial Group, Inc.	39,188	496,512
Metropolitan Bank & Trust	488,488	1,478,546
OFG Bancorp	12,700	204,089
PT Bank Tabungan Pensiunan Nasional Tbk (a)	856,000	466,629
Republic Bancorp, Inc., Class A	22,000	488,400
Sberbank of Russia	286,382	909,263
Sberbank of Russia, ADR	42,506	546,627
Security Bank Corp.	195,700	938,152
Sterling Financial Corp.	23,000	501,400
Taylor Capital Group, Inc. (a)	16,700	244,655
Turkiye Halk Bankasi AS	111,528	1,217,802
U.S. Bancorp	127,167	4,232,118
Wilshire Bancorp, Inc. (a)	13,800	88,182
Zions Bancorporation	144,427	3,555,793
Total		41,719,127

Consumer Finance 0.1%

Nelnet, Inc., Class A	17,600	598,400
World Acceptance Corp. (a)	5,900	524,274
Total		1,122,674

Diversified Financial Services 1.4%

Citigroup, Inc.	142,780	6,662,115
Fuyo General Lease Co., Ltd.	11,200	509,940
GT Capital Holdings, Inc.	154,370	2,969,140
McGraw Hill Financial, Inc.	45,567	2,465,630
Total		12,606,825

Insurance 2.8%

Aflac, Inc.	64,225	3,496,409
Allstate Corp. (The)	94,822	4,670,932

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (continued)

American Equity Investment Life Holding Co.	38,700	$589,788
Aviva PLC	191,790	908,944
AXA SA	176,678	3,307,492
CNO Financial Group, Inc.	55,549	628,815
Horace Mann Educators Corp.	9,800	220,990
Lancashire Holdings Ltd.	121,430	1,596,696
MetLife, Inc.	153,160	5,971,708
Reinsurance Group of America, Inc.	42,927	2,685,084
Symetra Financial Corp.	44,500	606,535
Total		24,683,393

Real Estate Investment Trusts (REITs) 1.5%

AG Mortgage Investment Trust, Inc.	20,600	532,922
American Capital Mortgage Investment Corp.	9,800	260,288
BGP Holdings PLC (c)	581,000	1
CapLease, Inc.	32,800	230,256
CDL Hospitality Trusts	1,240,000	2,018,093
Coresite Realty Corp.	16,600	600,588
CYS Investments, Inc.	2,100	26,103
Digital Realty Trust, Inc.	2,200	155,144
First Industrial Realty Trust, Inc.	24,700	443,118
Highwoods Properties, Inc.	4,600	188,738
Invesco Mortgage Capital, Inc.	30,700	656,980
Omega Healthcare Investors, Inc.	22,300	733,001
Pennsylvania Real Estate Investment Trust	23,100	478,863
PennyMac Mortgage Investment Trust	1,100	27,775
PS Business Parks, Inc.	2,800	223,440
Simon Property Group, Inc.	26,510	4,720,636
Sovran Self Storage, Inc.	8,800	603,680
Spirit Realty Capital, Inc.	15,200	327,256
Sunstone Hotel Investors, Inc. (a)	36,300	450,483
Western Asset Mortgage Capital Corp.	5,100	114,240
Total		12,791,605

Real Estate Management & Development 0.4%

Ayala Land, Inc.	773,800	611,104
BR Malls Participacoes SA	69,520	820,028
China Vanke Co., Ltd., Class B	345,876	705,343
Emaar Properties PJSC	617,955	945,732
Total		3,082,207
TOTAL FINANCIALS		106,548,293

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE 6.7%

Biotechnology 1.7%

Alkermes PLC (a)	15,040	$460,374
Alnylam Pharmaceuticals, Inc. (a)	11,390	272,790
Biogen Idec, Inc. (a)	25,800	5,648,394
Celldex Therapeutics, Inc. (a)	9,780	127,629
Dynavax Technologies Corp. (a)	27,570	64,790
Gilead Sciences, Inc. (a)	126,380	6,399,883
Hyperion Therapeutics, Inc. (a)	6,100	130,845
Idenix Pharmaceuticals, Inc. (a)	26,650	98,605
Infinity Pharmaceuticals, Inc. (a)	5,350	230,531
Keryx Biopharmaceuticals, Inc. (a)	28,360	231,134
MannKind Corp. (a)	21,920	86,584
Neurocrine Biosciences, Inc. (a)	12,870	148,520
Onyx Pharmaceuticals, Inc. (a)	2,450	232,260
Sunesis Pharmaceuticals, Inc. (a)	35,750	201,273
TESARO, Inc. (a)	15,780	434,108
Theravance, Inc. (a)	3,610	121,838
Total		14,889,558

Health Care Equipment & Supplies 0.7%

Integra LifeSciences Holdings Corp. (a)	6,300	220,689
Orthofix International NV (a)	9,884	320,242
STERIS Corp.	3,000	124,770
West Pharmaceutical Services, Inc.	7,000	447,020
Zimmer Holdings, Inc.	64,928	4,963,745
Total		6,076,466

Health Care Providers & Services 0.3%

Centene Corp. (a)	13,500	623,700
Five Star Quality Care, Inc. (a)	21,600	102,168
Life Healthcare Group Holdings Ltd.	85,482	361,133
Magellan Health Services, Inc. (a)	4,878	249,558
Molina Healthcare, Inc. (a)	18,400	610,880
Qualicorp SA (a)	70,140	682,557
Triple-S Management Corp., Class B (a)	16,300	293,889
Total		2,923,885

Life Sciences Tools & Services 0.9%

Cambrex Corp. (a)	4,500	56,205
PAREXEL International Corp. (a)	16,600	679,770
Thermo Fisher Scientific, Inc.	89,860	7,249,905
Total		7,985,880

Pharmaceuticals 3.1%

Jazz Pharmaceuticals PLC (a)	41,206	2,404,370
Johnson & Johnson	87,822	7,485,069
Novo Nordisk A/S, ADR	31,304	5,529,226

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Pharmaceuticals (continued)

Questcor Pharmaceuticals, Inc.	19,868	$610,742
Roche Holding AG, ADR	65,520	4,089,758
Roche Holding AG, Genusschein Shares	13,057	3,263,548
Sanofi	30,159	3,305,324
Sciclone Pharmaceuticals, Inc. (a)	68,000	321,640
Total		27,009,677
TOTAL HEALTH CARE		58,885,466

INDUSTRIALS 7.2%

Aerospace & Defense 1.2%

American Science & Engineering, Inc.	2,000	128,960
Esterline Technologies Corp. (a)	8,700	652,848
General Dynamics Corp.	39,740	2,939,170
Honeywell International, Inc.	45,995	3,382,472
Saab AB, Class B	175,682	3,856,021
Total		10,959,471

Airlines 0.7%

Alaska Air Group, Inc. (a)	12,622	778,020
Copa Holdings SA, Class A	3,749	470,800
Republic Airways Holdings, Inc. (a)	37,900	424,101
Skywest, Inc.	36,800	526,608
United Continental Holdings, Inc. (a)	113,631	3,670,281
Total		5,869,810

Building Products 0.1%

Nortek, Inc. (a)	7,300	524,578
Commercial Services & Supplies 0.5%
Courier Corp.	22,200	319,680
Deluxe Corp.	84,974	3,240,909
Quad/Graphics, Inc.	24,700	516,230
Steelcase, Inc., Class A	25,800	327,660
Unifirst Corp.	2,400	218,520
Total		4,622,999

Construction & Engineering 0.2%

Argan, Inc.	23,600	417,720
Ausgroup Ltd.	1,483,000	633,626
China Communications Construction Co., Ltd., Class H	741,560	711,741
EMCOR Group, Inc.	3,000	112,200
Total		1,875,287

Electrical Equipment 0.9%

AZZ, Inc.	11,100	469,419

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Electrical Equipment (continued)
Brady Corp., Class A	16,200	$548,856
Emerson Electric Co.	47,940	2,661,149
Encore Wire Corp.	3,600	117,900
EnerSys, Inc. (a)	11,100	508,824
Havells India Ltd	31,354	383,459
Rockwell Automation, Inc.	34,419	2,918,043
Zhuzhou CSR Times Electric Co., Ltd., Class H	119,000	329,878
Total		7,937,528

Industrial Conglomerates 0.2%

Alfa SAB de CV, Class A	276,070	640,934
Koninklijke Philips Electronics NV	30,087	830,896
Total		1,471,830

Machinery 1.4%

Airtac International Group	50,000	265,508
Briggs & Stratton Corp.	7,200	161,928
Cummins India Ltd.	50,891	483,251
Duro Felguera SA	77,429	551,658
Eicher Motors Ltd.	3,609	198,178
FreightCar America, Inc.	9,600	200,448
Gildemeister AG	145,396	3,277,169
Illinois Tool Works, Inc.	41,855	2,702,159
Kadant, Inc.	4,400	121,748
LB Foster Co., Class A	1,300	57,395
Lydall, Inc. (a)	20,700	296,838
Mueller Industries, Inc.	6,000	310,680
Parker Hannifin Corp.	30,808	2,728,665
Turk Traktor ve Ziraat Makineleri AS	10,514	397,908
Watts Water Technologies, Inc., Class A	12,300	578,838
Total		12,332,371

Professional Services —%

Barrett Business Services, Inc.	600	31,764

Road & Rail 1.6%

CSX Corp.	112,534	2,767,211
JB Hunt Transport Services, Inc.	38,515	2,737,261
Kansas City Southern	21,402	2,334,316
Old Dominion Freight Line, Inc. (a)	1,350	51,975
Union Pacific Corp.	39,103	5,785,680
Total		13,676,443

Trading Companies & Distributors 0.4%

ITOCHU Corp.	206,300	2,558,006

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Trading Companies & Distributors (continued)

Mills Estruturas e Servicos de Engenharia SA	50,570	$831,059
Total		3,389,065
TOTAL INDUSTRIALS		62,691,146

INFORMATION TECHNOLOGY 8.4%

Communications Equipment 0.7%

AAC Technologies Holdings, Inc.	73,000	357,325
Cisco Systems, Inc.	38,206	799,270
Comtech Telecommunications Corp.	4,200	103,362
F5 Networks, Inc. (a)	51,141	3,908,707
Plantronics, Inc.	13,271	581,535
Symmetricom, Inc. (a)	12,400	64,480
Ubiquiti Networks, Inc.	10,100	156,045
Total		5,970,724

Computers & Peripherals 1.5%

Apple, Inc.	10,120	4,480,630
EMC Corp. (a)	349,174	7,831,973
Lenovo Group Ltd.	318,000	290,900
QLogic Corp. (a)	34,500	374,670
Total		12,978,173

Electronic Equipment, Instruments & Components 0.6%

Benchmark Electronics, Inc. (a)	30,700	547,688
Hon Hai Precision Industry Co., Ltd.	169,000	436,827
LG Display Co., Ltd. (a)	27,140	742,645
PC Connection, Inc.	24,200	373,648
Samsung SDI Co., Ltd.	3,025	352,680
Sanmina Corp. (a)	51,400	648,668
Suprema, Inc. (a)	22,225	447,221
SYNNEX Corp. (a)	14,600	505,160
Tong Hsing Electronic Industries Ltd.	87,000	383,222
TPK Holding Co., Ltd.	33,000	671,383
Total		5,109,142

Internet Software & Services 1.1%

Dice Holdings, Inc. (a)	10,000	84,400
Digital River, Inc. (a)	8,200	118,736
eBay, Inc. (a)	145,699	7,633,171
j2 Global, Inc.	11,700	476,190
Mail.ru Group Ltd., GDR (b)	18,825	508,275
Travelzoo, Inc. (a)	24,400	622,932
ValueClick, Inc. (a)	6,900	212,934
XO Group, Inc. (a)	26,000	292,760
Total		9,949,398

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

IT Services 1.1%

CSG Systems International, Inc. (a)	200	$4,322
HCL Technologies Ltd.	33,493	448,073
IT Holdings Corp.	49,800	747,585
Syntel, Inc.	6,300	397,971
Teradata Corp. (a)	48,572	2,480,572
Visa, Inc., Class A	28,595	4,817,114
Xchanging PLC	258,348	537,748
Total		9,433,385

Semiconductors & Semiconductor Equipment 1.4%

Intersil Corp., Class A	57,100	443,096
IXYS Corp.	56,200	509,172
MediaTek, Inc.	26,000	317,293
Microchip Technology, Inc.	4,300	156,606
Microsemi Corp. (a)	18,000	374,400
RF Micro Devices, Inc. (a)	64,600	362,406
Samsung Electronics Co., Ltd.	4,739	6,554,134
SK Hynix, Inc. (a)	12,750	347,263
Taiwan Semiconductor Manufacturing Co., Ltd.	205,530	762,810
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	129,339	2,467,788
Ultra Clean Holdings (a)	38,100	238,506
Total		12,533,474

Software 2.0%

Activision Blizzard, Inc.	246,140	3,679,793
Aspen Technology, Inc. (a)	21,200	646,176
AVG Technologies NV (a)	35,200	574,464
Citrix Systems, Inc. (a)	94,016	5,844,975
CommVault Systems, Inc. (a)	9,200	676,568
Linx SA	35,600	596,610
Netscout Systems, Inc. (a)	18,800	428,828
Salesforce.com, Inc. (a)	126,588	5,204,033
TeleNav, Inc. (a)	34,400	180,256
Total		17,831,703
TOTAL INFORMATION TECHNOLOGY		73,805,999

MATERIALS 3.1%

Chemicals 2.1%

Agrium, Inc.	46,913	4,300,515
Axiall Corp.	400	20,980
BASF SE	27,103	2,531,369
Eastman Chemical Co.	45,198	3,012,447
Innospec, Inc.	14,000	616,140
Minerals Technologies, Inc.	5,000	203,150
Mosaic Co. (The)	58,850	3,624,572

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Chemicals (continued)

PPG Industries, Inc.	23,573	$3,468,531
Tredegar Corp.	16,600	491,360
Total		18,269,064

Construction Materials 0.1%

Anhui Conch Cement Co., Ltd., Class H	76,000	275,922
PT Indocement Tunggal Prakarsa Tbk	298,250	811,551
Siam Cement PCL, NVDR	18,700	304,922
United States Lime & Minerals, Inc. (a)	1,700	78,506
Total		1,470,901

Containers & Packaging 0.1%

Graphic Packaging Holding Co. (a)	18,600	139,872
Smurfit Kappa Group PLC	34,890	517,838
Total		657,710

Metals & Mining 0.6%

Aurubis AG	44,921	2,822,463
Coeur d’Alene Mines Corp. (a)	8,000	121,920
Grupo Mexico SAB de CV, Class B	102,333	367,368
Vale SA	34,412	587,365
Yamana Gold, Inc.	101,005	1,242,362
Total		5,141,478

Paper & Forest Products 0.2%

Buckeye Technologies, Inc.	12,100	454,839
PH Glatfelter Co.	25,600	614,400
Schweitzer-Mauduit International, Inc.	14,600	588,234
Total		1,657,473
TOTAL MATERIALS		27,196,626

TELECOMMUNICATION SERVICES 0.7%

Wireless Telecommunication Services 0.7%

Advanced Information Service PCL, Foreign Registered Shares	111,000	1,023,018
Bharti Airtel Ltd.	58,855	349,034
Far EasTone Telecommunications Co., Ltd.	247,000	601,767
Freenet AG	122,966	3,062,288
Mobile Telesystems OJSC, ADR	35,575	736,402
U.S.A. Mobility, Inc.	19,212	260,707
Total		6,033,216
TOTAL TELECOMMUNICATION SERVICES		6,033,216

UTILITIES 2.7%

Electric Utilities 1.0%

Edison International	137,044	7,372,967

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)

Electric Utilities (continued)

El Paso Electric Co.	17,900	$670,534
Portland General Electric Co.	21,300	686,925
Total		8,730,426

Gas Utilities 0.4%

Chesapeake Utilities Corp.	3,900	208,104
ENN Energy Holdings Ltd.	108,530	628,341
Laclede Group, Inc. (The)	2,600	121,446
Questar Corp.	72,774	1,847,732
Southwest Gas Corp.	12,500	633,375
Total		3,438,998

Independent Power Producers & Energy Traders 0.9%

AES Corp. (The)	544,121	7,541,517

Multi-Utilities 0.4%

CMS Energy Corp.	124,741	3,734,746

Water Utilities —%

American States Water Co.	3,400	188,632

TOTAL UTILITIES		23,634,319

Total Common Stocks (Cost: $444,788,807)		$513,990,528

Preferred Stocks 0.4%

CONSUMER STAPLES 0.4%

Household Products 0.4%

Henkel AG & Co. KGaA	36,859	$3,475,570

TOTAL CONSUMER STAPLES		3,475,570

Total Preferred Stocks (Cost: $2,350,350)		$3,475,570

Convertible Preferred Stocks 0.8%

CONSUMER DISCRETIONARY 0.1%

Automobiles 0.1%

General Motors Co., 4.750%	16,000	743,680

Media —%

Interpublic Group of Companies, Inc. (The), 5.250%	190	233,700

Issuer	Shares	Value

Convertible Preferred Stocks (continued)

TOTAL CONSUMER DISCRETIONARY		977,380

CONSUMER STAPLES 0.1%

Food Products 0.1%

Bunge Ltd., 4.875%	2,900	$304,514
Post Holdings, Inc., 3.750% (b)	2,800	309,252
Total		613,766
TOTAL CONSUMER STAPLES		613,766

ENERGY 0.1%

Oil, Gas & Consumable Fuels 0.1%

Apache Corp., 6.000%	6,100	258,152
Chesapeake Energy Corp., 5.000%	3,700	318,662
Chesapeake Energy Corp., 5.750% (b)	250	252,813
Energy XXI Bermuda Ltd., 5.625%	380	101,679
Penn Virginia Corp., 6.000%	1,425	120,502
Whiting Petroleum Corp., 6.250%	530	110,187
Total		1,161,995
TOTAL ENERGY		1,161,995

FINANCIALS 0.3%

Commercial Banks 0.1%

Fifth Third Bancorp, 8.500%	2,000	295,480

Diversified Financial Services 0.1%

AMG Capital Trust II, 5.150%	6,200	332,862
Bank of America Corp., 7.250%	450	560,106
Total		892,968

Insurance —%

MetLife, Inc., 5.000%	5,600	280,840

Real Estate Investment Trusts (REITs) 0.1%

Alexandria Real Estate Equities, Inc., 7.000%	11,000	303,187
Health Care REIT, Inc., 6.500%	7,000	473,900
iStar Financial, Inc., 4.500%	3,000	165,248
Total		942,335
TOTAL FINANCIALS		2,411,623

HEALTH CARE —%

Biotechnology —%

Goldman Sachs Group, Inc. (The), 0.500% (b)	4,910	336,862
TOTAL HEALTH CARE		336,862

Issuer		Shares	Value

Convertible Preferred Stocks (continued)

INDUSTRIALS 0.1%

Aerospace & Defense —%
United Technologies Corp., 7.500%		5,000	$295,700

Road & Rail 0.1%

2010 Swift Mandatory Common Exchange Security Trust, 6.000% (b)		17,000	211,565
Genesee & Wyoming, Inc., 5.000%		1,350	163,350
Total			374,915
TOTAL INDUSTRIALS			670,615

UTILITIES 0.1%

Electric Utilities 0.1%

NextEra Energy, Inc., 5.599%		5,500	313,142
PPL Corp., 8.750%		5,420	308,940
Total			622,082

Multi-Utilities —%

CenterPoint Energy, Inc., 0.273% (d)		3,400	162,988

TOTAL UTILITIES			785,070

Total Convertible Preferred Stocks (Cost: $6,355,029)			$6,957,311

Warrants —%

ENERGY —%

Energy Equipment & Services —%

Green Field Energy Services, Inc.		175	$9,625

TOTAL ENERGY			9,625

Total Warrants (Cost: $7,081)			$9,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(e) 7.8%

Aerospace & Defense 0.2%

ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$338,000	$337,155
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	211,000	224,187

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (e) (continued)

Aerospace & Defense (continued)

Bombardier, Inc. Senior Notes (b)
01/15/16	4.250%	$106,000	$110,638
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	247,000	273,244
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	452,000	498,330
TransDigm, Inc. (b)
10/15/20	5.500%	122,000	130,235
Total			1,573,789

Automotive 0.2%

Allison Transmission, Inc. (b)
05/15/19	7.125%	188,000	204,450
American Axle & Manufacturing, Inc.
03/15/21	6.250%	111,000	116,966
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	246,000	282,285
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	55,000	59,400
02/15/21	6.750%	156,000	171,210
Delphi Corp.
05/15/19	5.875%	145,000	157,144
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%	155,000	161,975
Lear Corp.
03/15/20	8.125%	170,000	191,250
Lear Corp. (b)
01/15/23	4.750%	50,000	50,125
Schaeffler Finance BV (b)
Senior Secured
02/15/19	8.500%	153,000	174,803
05/15/21	4.750%	100,000	101,250
Visteon Corp.
04/15/19	6.750%	250,000	269,687
Total			1,940,545

Banking 0.2%

Ally Financial, Inc.
02/15/17	5.500%	123,000	134,061
03/15/20	8.000%	744,000	935,580
09/15/20	7.500%	102,000	125,970
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	265,000	305,412
Total			1,501,023

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (e) (continued)

Brokerage 0.1%

E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	$177,000	$190,275
Nuveen Investments, Inc. (b)
Senior Unsecured
10/15/17	9.125%	43,000	45,903
10/15/20	9.500%	234,000	252,135
Total			488,313

Building Materials 0.1%

American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%	78,000	81,120
Gibraltar Industries, Inc. (b)
02/01/21	6.250%	50,000	53,625
HD Supply, Inc.
01/15/21	10.500%	135,000	141,581
Secured
04/15/20	11.000%	85,000	104,550
HD Supply, Inc. (b)
Senior Unsecured
07/15/20	7.500%	175,000	189,437
Interface, Inc.
12/01/18	7.625%	56,000	60,830
Nortek, Inc.
12/01/18	10.000%	29,000	32,589
04/15/21	8.500%	157,000	175,448
Total			839,180

Chemicals 0.3%

Ashland, Inc. (b)
08/15/22	4.750%	95,000	99,275
08/15/22	4.750%	81,000	84,645
Senior Unsecured
04/15/18	3.875%	164,000	168,920
Celanese U.S. Holdings LLC
06/15/21	5.875%	181,000	202,720
11/15/22	4.625%	56,000	57,680
Dupont Performance Coatings, Inc. (b)
05/01/21	7.375%	199,000	211,935
Huntsman International LLC
11/15/20	4.875%	76,000	79,610
03/15/21	8.625%	19,000	21,850
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	110,000	126,637
Koppers, Inc.
12/01/19	7.875%	18,000	19,890
MacDermid, Inc. (b)
04/15/17	9.500%	264,000	272,580
Momentive Performance Materials, Inc.
Senior Secured
10/15/20	8.875%	184,000	200,560
10/15/20	10.000%	25,000	26,438

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (e) (continued)

Chemicals (continued)

Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	$6,000	$6,788
PQ Corp. Secured (b)
05/01/18	8.750%	527,000	565,866
Sibur Securities Ltd. (b)
01/31/18	3.914%	500,000	493,758
Total			2,639,152

Construction Machinery 0.2%

CNH Capital LLC
11/01/16	6.250%	394,000	436,355
Case New Holland, Inc.
12/01/17	7.875%	289,000	343,910
Columbus McKinnon Corp.
02/01/19	7.875%	69,000	74,348
H&E Equipment Services, Inc.
09/01/22	7.000%	24,000	26,580
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	350,000	375,375
United Rentals North America, Inc.
12/15/19	9.250%	218,000	250,155
05/15/20	7.375%	87,000	98,527
04/15/22	7.625%	94,000	107,865
Secured
07/15/18	5.750%	106,000	115,540
Total			1,828,655

Consumer Cyclical Services 0.1%

Corrections Corp. of America (b)
05/01/23	4.625%	100,000	104,250
Goodman Networks, Inc. Senior Secured (b)
07/01/18	13.125%	216,000	240,030
Monitronics International, Inc.
04/01/20	9.125%	100,000	108,750
Vivint, Inc. (b)
Senior Secured
12/01/19	6.375%	495,000	498,712
Senior Unsecured
12/01/20	8.750%	172,000	181,460
Total			1,133,202

Consumer Products 0.1%

Alphabet Holding Co., Inc. Senior Unsecured PIK (b)
11/01/17	7.750%	83,000	86,943

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (e) (continued)

Consumer Products (continued)

Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	$63,000	$69,064
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	210,000	223,650
Spectrum Brands Escrow Corp. (b)
11/15/20	6.375%	143,000	156,227
11/15/22	6.625%	78,000	85,995
Spectrum Brands, Inc.
03/15/20	6.750%	224,000	244,160
Tempur-Pedic International, Inc. (b)
12/15/20	6.875%	25,000	27,281
Total			893,320

Diversified Manufacturing 0.1%

Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	225,000	244,125
Apex Tool Group LLC (b)
02/01/21	7.000%	48,000	51,600
Silver II Borrower/US Holdings LLC (b)
12/15/20	7.750%	157,000	168,383
Total			464,108

Electric 0.1%

Calpine Corp. Senior Secured (b)
02/15/21	7.500%	210,000	236,775
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	169,000	200,688
Total			437,463

Entertainment 0.1%

AMC Entertainment, Inc.
06/01/19	8.750%	276,000	303,945
12/01/20	9.750%	59,000	68,588
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (b)
03/15/21	5.250%	126,000	128,835
Cinemark USA, Inc. (b)
12/15/22	5.125%	75,000	77,625
Total			578,993

Environmental —%

Clean Harbors, Inc.
08/01/20	5.250%	162,000	171,315
Clean Harbors, Inc. (b)
06/01/21	5.125%	60,000	62,700
Total			234,015

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (e) (continued)

Food and Beverage 0.2%

ARAMARK Corp. (b)
03/15/20	5.750%	$129,000	$135,127
Constellation Brands Inc. (f)
Senior Unsecured
05/01/21	3.750%	82,000	82,000
05/01/23	4.250%	138,000	138,000
Cott Beverages, Inc.
09/01/18	8.125%	54,000	59,265
HJ Heinz Co. Secured (b)
10/15/20	4.250%	394,000	398,925
MHP SA (b)
04/29/15	10.250%	400,000	425,000
04/02/20	8.250%	400,000	394,946
Pinnacle Foods Finance LLC/Corp. (b)
05/01/21	4.875%	104,000	106,990
Shearer’s Foods, Inc. LLC Senior Secured (b)
11/01/19	9.000%	121,000	134,613
Total			1,874,866

Gaming 0.1%

Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	130,000	125,450
MGM Resorts International
03/01/18	11.375%	290,000	374,825
ROC Finance LLC/Corp. Secured (b)
09/01/18	12.125%	138,000	162,150
Seneca Gaming Corp. (b)
12/01/18	8.250%	179,000	193,320
Studio City Finance Ltd. (b)
12/01/20	8.500%	372,000	416,640
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	81,000	73,912
Total			1,346,297

Gas Pipelines 0.4%

Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	257,000	265,352
El Paso LLC
Senior Secured
09/15/20	6.500%	598,000	674,992
01/15/32	7.750%	7,000	7,978
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	448,000	498,400
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	222,000	246,975
02/15/23	5.500%	200,000	219,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (e) (continued)

Gas Pipelines (continued)

Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	$332,000	$362,710
07/15/21	6.500%	251,000	281,120
04/15/23	5.500%	34,000	37,230
Regency Energy Partners LP/Finance Corp. (b)
11/01/23	4.500%	100,000	103,500
Sabine Pass Liquefaction LLC (b)
Senior Secured
02/01/21	5.625%	180,000	186,300
04/15/23	5.625%	311,000	319,552
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	50,000	50,563
Tesoro Logistics LP/Finance Corp. Senior Unsecured (b)
10/01/20	5.875%	109,000	116,903
Total			3,371,075

Health Care 0.7%

Amsurg Corp. (b)
11/30/20	5.625%	80,000	84,400
Biomet, Inc. (b)
08/01/20	6.500%	157,000	171,130
CHS/Community Health Systems, Inc.
11/15/19	8.000%	195,000	221,081
07/15/20	7.125%	26,000	29,055
Senior Secured
08/15/18	5.125%	219,000	234,330
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	249,000	280,125
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	167,000	177,855
Emdeon, Inc.
12/31/19	11.000%	116,000	135,430
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	36,000	40,230
01/31/22	5.875%	250,000	286,250
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	30,000	34,725
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	387,000	423,765
HCA, Inc.
02/15/22	7.500%	379,000	452,905
05/01/23	5.875%	49,000	53,288
Senior Secured
02/15/20	6.500%	106,000	122,430
Hanger, Inc.
11/15/18	7.125%	225,000	245,250
Health Management Associates, Inc.
01/15/20	7.375%	77,000	85,470

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (e) (continued)

Health Care (continued)

Hologic, Inc.
08/01/20	6.250%	$35,000	$37,800
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	264,000	279,180
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	107,000	114,490
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	88,000	98,560
LifePoint Hospitals, Inc.
10/01/20	6.625%	159,000	173,111
Multiplan, Inc. (b)
09/01/18	9.875%	339,000	381,375
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	253,000	289,052
Physiotherapy Associates Holdings, Inc. Senior Unsecured (b)
05/01/19	11.875%	93,000	81,375
Radnet Management, Inc.
04/01/18	10.375%	43,000	46,010
Rural/Metro Corp. Senior Unsecured (b)
07/15/19	10.125%	111,000	114,885
STHI Holding Corp. Secured (b)
03/15/18	8.000%	140,000	153,300
Tenet Healthcare Corp. (b)
Senior Secured
06/01/20	4.750%	165,000	171,600
04/01/21	4.500%	148,000	150,960
Truven Health Analytics, Inc. Senior Unsecured (b)
06/01/20	10.625%	95,000	108,537
United Surgical Partners International, Inc.
04/01/20	9.000%	109,000	123,170
Universal Hospital Services, Inc.
Secured
08/15/20	7.625%	93,000	100,673
Universal Hospital Services, Inc. (b)
Secured
08/15/20	7.625%	78,000	84,728
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	323,000	349,647
02/01/19	7.750%	144,000	156,420
Total			6,092,592

Home Construction 0.1%

Ashton Woods U.S.A. LLC/Finance Co. (b)
02/15/21	6.875%	80,000	81,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (e) (continued)

Home Construction (continued)

Beazer Homes USA, Inc.
05/15/19	9.125%	$65,000	$71,175
Beazer Homes USA, Inc. (b)
02/01/23	7.250%	66,000	68,970
KB Home
03/15/20	8.000%	75,000	88,313
09/15/22	7.500%	58,000	66,410
Meritage Homes Corp.
04/01/22	7.000%	74,000	83,435
Meritage Homes Corp. (b)
03/01/18	4.500%	107,000	107,535
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	126,000	143,167
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	112,000	125,720
04/15/20	7.750%	34,000	38,165
04/15/21	5.250%	139,000	142,127
Total			1,016,717

Independent Energy 1.0%

Antero Resources Finance Corp.
12/01/17	9.375%	231,000	251,213
08/01/19	7.250%	36,000	39,060
Aurora USA Oil & Gas, Inc. Senior Unsecured (b)
04/01/20	7.500%	252,000	262,080
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	256,000	283,520
Chesapeake Energy Corp.
08/15/20	6.625%	824,000	933,180
03/15/23	5.750%	91,000	98,735
Comstock Resources, Inc.
06/15/20	9.500%	293,000	329,625
Concho Resources, Inc.
10/01/17	8.625%	87,000	93,090
01/15/21	7.000%	53,000	59,625
01/15/22	6.500%	26,000	28,860
10/01/22	5.500%	281,000	299,967
04/01/23	5.500%	111,000	118,215
Continental Resources, Inc.
10/01/20	7.375%	1,000	1,155
04/01/21	7.125%	318,000	367,290
09/15/22	5.000%	544,000	591,600
Continental Resources, Inc. (b)
04/15/23	4.500%	405,000	431,831
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK (b)
12/15/17	8.125%	102,000	108,630
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	30,000	34,425
Senior Secured
05/01/19	6.875%	169,000	185,055

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (e) (continued)

Independent Energy (continued)

EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	$171,000	$199,215
Halcon Resources Corp. (b)
05/15/21	8.875%	225,000	241,313
Kodiak Oil & Gas Corp.
12/01/19	8.125%	615,000	699,562
Kodiak Oil & Gas Corp. (b)
01/15/21	5.500%	94,000	99,170
Laredo Petroleum, Inc.
02/15/19	9.500%	287,000	327,180
05/01/22	7.375%	130,000	143,000
Novatek Finance Ltd. Senior Unsecured (b)
02/03/21	6.604%	400,000	463,731
Oasis Petroleum, Inc.
02/01/19	7.250%	200,000	217,000
11/01/21	6.500%	361,000	397,100
01/15/23	6.875%	71,000	78,810
Plains Exploration & Production Co.
02/15/23	6.875%	174,000	198,143
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	180,000	207,450
10/01/22	5.375%	26,000	27,625
05/01/23	5.250%	265,000	281,562
Range Resources Corp.
05/15/19	8.000%	321,000	351,495
08/15/22	5.000%	36,000	38,340
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	276,000	303,600
01/01/23	6.500%	13,000	14,365
Whiting Petroleum Corp.
10/01/18	6.500%	7,000	7,543
Total			8,813,360

Integrated Energy 0.1%

Lukoil International Finance BV (b)
11/09/20	6.125%	650,000	744,082

Lodging –%

Choice Hotels International, Inc.
07/01/22	5.750%	73,000	81,760

Media Cable 0.3%

CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	336,000	379,680
01/31/22	6.625%	46,000	50,600
CCO Holdings LLC/Capital Corp. (b)
03/15/21	5.250%	141,000	143,820

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (e) (continued)

Media Cable (continued)

CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	$212,000	$258,110
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	109,000	124,260
Cablevision Systems Corp.
Senior Unsecured
04/15/20	8.000%	36,000	41,400
09/15/22	5.875%	144,000	145,800
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%	165,000	175,725
Cogeco Cable, Inc. (b)
05/01/20	4.875%	43,000	43,806
DISH DBS Corp.
09/01/19	7.875%	184,000	209,760
06/01/21	6.750%	371,000	400,680
07/15/22	5.875%	113,000	115,260
DISH DBS Corp. (b)
03/15/23	5.000%	58,000	56,260
Lynx II Corp. Senior Unsecured (b)
04/15/23	6.375%	59,000	63,868
Quebecor Media, Inc. Senior Unsecured (b)
01/15/23	5.750%	227,000	236,647
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (b)
01/15/23	5.500%	165,000	170,156
Videotron Ltd.
07/15/22	5.000%	143,000	147,290
WaveDivision Escrow LLC/Corp. Senior Unsecured (b)
09/01/20	8.125%	5,000	5,325
WideOpenWest Finance LLC/Capital Corp. (b)
07/15/19	10.250%	95,000	106,875
Total			2,875,322

Media Non-Cable 0.6%

AMC Networks, Inc.
07/15/21	7.750%	328,000	375,560
12/15/22	4.750%	90,000	92,475
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	261,000	281,227
Clear Channel Worldwide Holdings, Inc. (b)
11/15/22	6.500%	131,000	139,188
11/15/22	6.500%	356,000	381,810
DigitalGlobe, Inc. (b)
02/01/21	5.250%	77,000	77,770
Hughes Satellite Systems Corp.
06/15/21	7.625%	343,000	393,592

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (e) (continued)

Media Non-Cable (continued)

Senior Secured
06/15/19	6.500%	$56,000	$62,300
Intelsat Jackson Holdings SA
10/15/20	7.250%	346,000	384,060
Senior Unsecured
04/01/21	7.500%	174,000	196,185
Intelsat Luxembourg SA (b)
06/01/21	7.750%	78,000	82,290
06/01/23	8.125%	225,000	239,063
MDC Partners, Inc. (b)
04/01/20	6.750%	197,000	204,880
National CineMedia LLC Senior Secured
04/15/22	6.000%	147,000	160,230
Nielsen Finance LLC/Co.
10/15/18	7.750%	435,000	484,481
Nielsen Finance LLC/Co. (b)
10/01/20	4.500%	401,000	409,521
Starz LLC/Finance Corp.
09/15/19	5.000%	73,000	76,194
Univision Communications, Inc. (b)
05/15/21	8.500%	244,000	272,060
Senior Secured
05/15/19	6.875%	175,000	191,188
11/01/20	7.875%	200,000	225,000
09/15/22	6.750%	132,000	146,520
Total			4,875,594

Metals 0.2%

Alpha Natural Resources, Inc.
04/15/18	9.750%	247,000	267,995
06/01/21	6.250%	43,000	39,345
ArcelorMittal Senior Unsecured
03/01/21	6.000%	266,000	281,827
Arch Coal, Inc. (b)
06/15/19	9.875%	180,000	187,200
Calcipar SA Senior Secured (b)
05/01/18	6.875%	102,000	109,013
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/19	8.250%	296,000	322,640
Inmet Mining Corp. (b)
06/01/20	8.750%	355,000	383,400
JMC Steel Group, Inc. Senior Notes (b)
03/15/18	8.250%	153,000	160,076
Peabody Energy Corp.
11/15/18	6.000%	62,000	66,960
11/15/21	6.250%	180,000	191,925
Total			2,010,381

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (e) (continued)

Non-Captive Consumer 0.1%

SLM Corp. Senior Notes
01/25/16	6.250%	$176,000	$191,400
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	266,000	275,975
Total			467,375

Non-Captive Diversified 0.3%

Air Lease Corp.
03/01/20	4.750%	310,000	320,850
CIT Group, Inc.
Senior Unsecured
08/15/17	4.250%	109,000	115,540
03/15/18	5.250%	253,000	279,565
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	144,000	167,760
Senior Unsecured
02/15/19	5.500%	511,000	577,430
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	280,000	340,900
05/15/19	6.250%	138,000	154,732
12/15/20	8.250%	640,000	800,000
Total			2,756,777

Oil Field Services 0.1%

Athlon Holdings LP/Finance Corp. (b)
04/15/21	7.375%	104,000	109,460
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	483,000	526,470
Green Field Energy Services, Inc. (b)
Senior Secured
11/15/16	13.250%	175,000	180,250
11/15/16	13.250%	5,000	5,150
Offshore Group Investments Ltd. Senior Secured (b)
04/01/23	7.125%	168,000	174,720
Oil States International, Inc.
06/01/19	6.500%	77,000	82,775
Oil States International, Inc. (b)
01/15/23	5.125%	116,000	119,190
Total			1,198,015

Other Financial Institutions —%

FTI Consulting, Inc. (b)
11/15/22	6.000%	62,000	66,185

Other Industry —%

Interline Brands, Inc.
11/15/18	7.500%	252,000	272,160

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (e) (continued)

Other Industry (continued)

Unifrax I LLC/Holding Co. (b)
02/15/19	7.500%	$104,000	$108,160
Total			380,320

Packaging 0.2%

Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured (b)
11/15/20	7.000%	205,000	215,250
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	310,000	347,975
Senior Secured
04/15/19	7.125%	351,000	378,202
08/15/19	7.875%	129,000	144,480
02/15/21	6.875%	157,000	171,130
Sealed Air Corp. (b)
12/01/20	6.500%	59,000	65,933
09/15/21	8.375%	68,000	79,560
Total			1,402,530

Paper —%

Graphic Packaging International, Inc.
04/15/21	4.750%	169,000	174,915

Pharmaceuticals —%

Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	41,000	47,458
Valeant Pharmaceuticals International (b)
10/15/20	6.375%	298,000	330,035
Total			377,493

Property & Casualty —%

Alliant Holdings, Inc. Senior Unsecured (b)
12/15/20	7.875%	133,000	139,982
HUB International Ltd. (b)
10/15/18	8.125%	235,000	252,919
Total			392,901

REITs —%

CBRE Services, Inc.
03/15/23	5.000%	74,000	75,758

Retailers 0.2%

99 Cent Only Stores
12/15/19	11.000%	59,000	68,219
AutoNation, Inc.
02/01/20	5.500%	74,000	81,030
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	174,000	194,662

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (e) (continued)

Retailers (continued)

Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (b)
02/15/18	9.000%	$190,000		$197,125
Claire’s Stores, Inc. Senior Secured (b)
03/15/20	6.125%		48,000	50,700
Jo-Ann Stores, Inc. Senior Unsecured (b)
03/15/19	8.125%		123,000	131,302
L Brands, Inc.
04/01/21	6.625%		405,000	465,244
Rite Aid Corp.
03/15/20	9.250%		114,000	131,955
Senior Secured
08/15/20	8.000%		92,000	105,110
Senior Unsecured
02/15/27	7.700%		122,000	127,490
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%		237,000	265,144
06/01/22	5.750%		30,000	32,325
Total				1,850,306

Supranational —%

European Investment Bank Senior Unsecured
01/18/27	2.150%	JPY	2,500,000	28,808

Technology 0.5%

Alliance Data Systems Corp. (b)
12/01/17	5.250%		168,000	175,140
04/01/20	6.375%		91,000	98,280
Amkor Technology, Inc.
Senior Unsecured
06/01/21	6.625%		162,000	167,265
10/01/22	6.375%		98,000	100,940
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%		134,000	147,400
CDW LLC/Finance Corp.
04/01/19	8.500%		226,000	253,120
Cardtronics, Inc.
09/01/18	8.250%		220,000	240,900
CyrusOne LLP/Finance Corp. (b)
11/15/22	6.375%		176,000	187,440
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%		73,000	76,285
07/15/21	7.000%		74,000	83,990
First Data Corp.
01/15/21	12.625%		304,000	329,840
First Data Corp. (b)
01/15/21	11.250%		40,000	41,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (e) (continued)

Technology (continued)

Secured
01/15/21	8.250%	$231,000	$245,437
Senior Secured
06/15/19	7.375%	133,000	144,637
08/15/20	8.875%	407,000	463,980
11/01/20	6.750%	89,000	95,008
Interactive Data Corp.
08/01/18	10.250%	384,000	436,800
NXP BV/Funding LLC (b)
02/15/21	5.750%	175,000	185,500
Senior Secured
08/01/18	9.750%	100,000	115,000
Nuance Communications, Inc. (b)
08/15/20	5.375%	308,000	317,240
VeriSign, Inc. (b)
05/01/23	4.625%	120,000	123,000
Total			4,029,002

Transportation Services 0.1%

Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	242,000	287,678
Hertz Corp. (The)
01/15/21	7.375%	314,000	355,605
Total			643,283

Wireless 0.4%

Cricket Communications, Inc.
10/15/20	7.750%	104,000	105,820
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	260,000	272,350
MetroPCS Wireless, Inc. (b)
04/01/23	6.625%	123,000	131,610
NII International Telecom SARL (b)
08/15/19	11.375%	616,000	711,480
SBA Telecommunications, Inc.
08/15/19	8.250%	49,000	54,268
SBA Telecommunications, Inc. (b)
07/15/20	5.750%	451,000	480,315
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	61,000	71,065
11/15/22	6.000%	613,000	639,052
Sprint Nextel Corp. (b)
11/15/18	9.000%	688,000	846,240
03/01/20	7.000%	93,000	105,788
Wind Acquisition Finance SA Senior Secured (b)
04/30/20	6.500%	255,000	267,112
Total			3,685,100

Wirelines 0.4%

CenturyLink, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (e) (continued)

Wirelines (continued)

Senior Unsecured
04/01/20	5.625%	$68,000	$72,600
06/15/21	6.450%	380,000	420,715
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%	219,000	255,682
04/15/22	8.750%	70,000	78,750
01/15/23	7.125%	102,000	105,570
04/15/24	7.625%	210,000	218,925
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	208,000	244,660
Level 3 Communications, Inc. (b)
Senior Unsecured
06/01/19	8.875%	52,000	57,460
Level 3 Financing, Inc.
07/01/19	8.125%	355,000	391,387
PAETEC Holding Corp.
12/01/18	9.875%	203,000	233,450
Softbank Corp. Senior Unsecured (b)
04/15/20	4.500%	232,000	240,339
Windstream Corp.
08/01/23	6.375%	292,000	302,220
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	147,000	173,828
Senior Secured
01/01/20	8.125%	151,000	170,253
tw telecom holdings, Inc.
10/01/22	5.375%	76,000	79,610
tw telecom holdings, inc.
03/01/18	8.000%	160,000	173,600
Total			3,219,049
Total Corporate Bonds & Notes (Cost: $63,524,570)			$68,401,621

Convertible Bonds 2.5%

Airlines 0.1%

AirTran Holdings, Inc. Senior Unsecured
11/01/16	5.250%	150,000	217,781
U.S. Airways Group, Inc. Senior Unsecured
05/15/14	7.250%	25,000	92,109
United Airlines, Inc. Senior Unsecured
01/15/15	4.500%	95,000	171,416
Total			481,306

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Automotive —%

TRW Automotive, Inc.
12/01/15	3.500%	$70,000	$145,005

Banking —%

Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	280,000	296,450

Building Materials —%

Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	260,000	310,862

Chemicals —%

ShengdaTech, Inc. Senior Notes (b)(c)(g)
12/15/15	6.500%	180,000	1,800

Consumer Cyclical Services —%

Coinstar, Inc. Senior Unsecured
09/01/14	4.000%	110,000	143,894
MasTec, Inc.
12/15/14	4.250%	85,000	156,931
Total			300,825

Consumer Products 0.1%

Jarden Corp. (b)
09/15/18	1.875%	350,000	410,025

Diversified Manufacturing —%
GT Advanced Technologies, Inc. Senior Unsecured
10/01/17	3.000%	200,000	169,750

Electric —%

Covanta Holding Corp. Senior Unsecured
06/01/14	3.250%	160,000	206,900

Entertainment —%

Take-Two Interactive Software, Inc. Senior Unsecured
12/01/16	1.750%	200,000	223,148

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Food and Beverage —%

Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	$161,000	$148,019

Gaming —%

MGM Resorts International
04/15/15	4.250%	280,000	309,925

Health Care 0.2%

HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	120,000	151,500
Hologic, Inc. Senior Unsecured (d)
03/01/42	2.000%	300,000	307,191
Insulet Corp. Senior Unsecured
06/15/16	3.750%	200,000	235,064
Molina Healthcare, Inc. Senior Notes (b)
01/15/20	1.125%	196,000	207,074
Omnicare, Inc.
04/01/42	3.750%	280,000	331,226
WebMD Health Corp. Senior Unsecured
01/31/18	2.500%	250,000	229,063
Wright Medical Group, Inc. Senior Unsecured (b)
08/15/17	2.000%	140,000	160,185
Total			1,621,303

Healthcare Insurance 0.1%

WellPoint, Inc. Senior Unsecured (b)
10/15/42	2.750%	330,000	393,627

Home Construction 0.1%

KB Home
02/01/19	1.375%	300,000	347,813
Lennar Corp. (b)
11/15/21	3.250%	150,000	280,781
Meritage Homes Corp.
09/15/32	1.875%	290,000	341,475
Total			970,069

Independent Energy 0.1%

Endeavour International Corp.
07/15/16	5.500%	150,000	90,000

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Independent Energy (continued)

Newpark Resources, Inc. Senior Unsecured
10/01/17	4.000%	$150,000	$187,947
Stone Energy Corp. (b)
03/01/17	1.750%	220,000	202,125
Total			480,072

Lodging —%
Home Inns & Hotels Management, Inc. Senior Unsecured (b)
12/15/15	2.000%	190,000	163,756

Media Non-Cable —%
Liberty Interactive LLC Senior Unsecured (b)
03/30/43	0.750%	290,000	301,235

Metals 0.1%
Horsehead Holding Corp. Senior Unsecured
07/01/17	3.800%	130,000	130,153
Jaguar Mining, Inc. Senior Unsecured
03/31/16	5.500%	200,000	76,000
James River Coal Co. Senior Unsecured
12/01/15	4.500%	300,000	73,500
Molycorp, Inc. Senior Unsecured
09/01/17	6.000%	170,000	123,653
Royal Gold, Inc. Senior Unsecured
06/15/19	2.875%	200,000	195,991
United States Steel Corp. Senior Unsecured
04/01/19	2.750%	290,000	292,175
Total			891,472

Non-Captive Consumer —%

DFC Global Corp. Senior Unsecured (b)
04/15/17	3.250%	280,000	271,459

Non-Captive Diversified —%

Air Lease Corp. Senior Unsecured (b)
12/01/18	3.875%	200,000	241,972

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Oil Field Services 0.1%
Cobalt International Energy, Inc. Senior Unsecured
12/01/19	2.625%	$220,000	$246,226
Hornbeck Offshore Services, Inc. (b)
09/01/19	1.500%	200,000	231,000
SEACOR Holdings, Inc. Senior Unsecured (b)
12/15/27	2.500%	106,000	115,398
Total			592,624

Other Financial Institutions 0.1%

Ares Capital Corp. Senior Unsecured
03/15/17	4.875%	280,000	295,750
Forest City Enterprises, Inc. Senior Unsecured
08/15/18	4.250%	300,000	339,450
Total			635,200

Other Industry 0.1%

Altra Holdings, Inc.
03/01/31	2.750%	130,000	152,587
General Cable Corp. Subordinated Notes (d)
11/15/29	4.500%	130,000	158,194
WESCO International, Inc.
09/15/29	6.000%	50,000	129,563
Total			440,344

Pharmaceuticals 0.4%

Akorn, Inc.
06/01/16	3.500%	90,000	167,063
Corsicanto Ltd.
01/15/32	3.500%	105,000	126,467
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	770,000	610,233
Gilead Sciences, Inc. Senior Unsecured
05/01/16	1.625%	420,000	937,377
InterMune, Inc.
Senior Unsecured
12/15/17	2.500%	90,000	95,119
09/15/18	2.500%	250,000	208,437
Mylan, Inc.
09/15/15	3.750%	100,000	223,000
Onyx Pharmaceuticals, Inc. Senior Unsecured
08/15/16	4.000%	75,000	185,953

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Pharmaceuticals (continued)

Pacira Pharmaceuticals, Inc. Senior Unsecured (b)
02/01/19	3.250%	$100,000	$137,052
Regeneron Pharmaceuticals, Inc. Senior Unsecured
10/01/16	1.875%	70,000	180,093
Salix Pharmaceuticals Ltd. Senior Notes
03/15/19	1.500%	300,000	324,750
Supernus Pharmaceuticals, Inc. Senior Secured (b)(f)
05/01/19	7.500%	75,000	81,699
Theravance, Inc. Subordinated Notes
01/15/23	2.125%	110,000	155,651
Total			3,432,894

Property & Casualty 0.1%

MGIC Investment Corp. Senior Unsecured
04/01/20	2.000%	194,000	209,404
Radian Group, Inc. Senior Unsecured
03/01/19	2.250%	160,000	211,300
Total			420,704

Railroads —%

Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	240,000	244,650

REITs 0.1%

Colony Financial, Inc. Senior Unsecured
04/15/23	5.000%	109,000	118,606
Forestar Group, Inc. Senior Unsecured
03/01/20	3.750%	150,000	174,756
SL Green Operating Partnership LP (b)
10/15/17	3.000%	250,000	307,344
Starwood Property Trust, Inc. Senior Unsecured
03/01/18	4.550%	242,000	268,104
Total			868,810

Retailers —%

priceline.com, Inc. Senior Unsecured
03/15/18	1.000%	300,000	341,250

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Technology 0.6%

Bottomline Technologies de, Inc. Senior Unsecured
12/01/17	1.500%	$160,000	$178,765
Ciena Corp. Senior Unsecured (b)
10/15/18	3.750%	260,000	287,459
Dealertrack Technologies, Inc.
03/15/17	1.500%	250,000	263,594
EMC Corp. Senior Unsecured
12/01/13	1.750%	340,000	478,975
Equinix, Inc. Subordinated Notes
10/15/14	3.000%	80,000	158,600
Intel Corp.
08/01/39	3.250%	450,000	577,125
Ixia Senior Notes
12/15/15	3.000%	130,000	151,044
Mentor Graphics Corp.
04/01/31	4.000%	260,000	306,637
Micron Technology, Inc. Senior Unsecured (b)
02/15/33	2.125%	450,000	497,475
Novellus Systems, Inc.
05/15/41	2.625%	160,000	237,686
Nuance Communications, Inc. Senior Unsecured
11/01/31	2.750%	280,000	292,425
ON Semiconductor Corp.
12/15/26	2.625%	280,000	318,325
Powerwave Technologies, Inc. Subordinated Notes (g)
10/01/27	3.875%	100,000	1,000
Salesforce.com, Inc.
Senior Unsecured
01/15/15	0.750%	120,000	232,200
Salesforce.com, Inc. (b)
Senior Unsecured
04/01/18	0.250%	200,000	199,000
SanDisk Corp. Senior Unsecured
08/15/17	1.500%	170,000	213,775
Symantec Corp. Senior Unsecured
06/15/13	1.000%	100,000	126,812
TIBCO Software, Inc. Senior Unsecured (b)
05/01/32	2.250%	270,000	260,508

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Technology (continued)

TTM Technologies, Inc. Senior Unsecured
05/15/15	3.250%	$200,000	$199,000
TiVo, Inc. Senior Unsecured (b)
03/15/16	4.000%	190,000	251,394
Total			5,231,799

Textile —%

Iconix Brand Group, Inc.
Senior Subordinated Notes
06/01/16	2.500%	100,000	115,500
Iconix Brand Group, Inc. (b)
Senior Subordinated Notes
03/15/18	1.500%	193,000	219,240
Total			334,740

Tobacco —%

Vector Group Ltd. Senior Unsecured (d)
01/15/19	7.500%	210,000	245,028

Transportation Services 0.1%

DryShips, Inc. Senior Unsecured
12/01/14	5.000%	190,000	167,913
Wabash National Corp. Senior Unsecured
05/01/18	3.375%	140,000	164,924
XPO Logistics, Inc. Senior Unsecured
10/01/17	4.500%	150,000	174,196
Total			507,033

Wireless 0.1%

InterDigital, Inc.
03/15/16	2.500%	260,000	284,859
SBA Communications Corp. Senior Unsecured
10/01/14	4.000%	95,000	248,603
Total			533,462
Total Convertible Bonds (Cost: $20,113,959)			$22,167,518

Residential Mortgage-Backed Securities - Agency(h) 4.4%

Federal Home Loan Mortgage Corp. (d)(i)(j)
CMO IO STRIPS Series 281 Class S1
10/15/42	5.801%	785,841	213,969
CMO IO Series 2957 Class SW
04/15/35	5.801%	406,284	66,098

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (h) (continued)

CMO IO Series 3122 Class IS
03/15/36	6.501%	$876,326	$126,099
CMO IO Series 3280 Class SI
02/15/37	6.241%	598,170	79,406
CMO IO Series 3708 Class SA
05/15/40	6.251%	575,602	88,187
CMO IO Series 3761 Class KS
06/15/40	5.801%	466,861	63,327
CMO IO Series 4091 Class SH
08/15/42	6.351%	479,595	128,025
CMO IO Series 4093 Class SD
01/15/38	6.501%	241,385	63,312
CMO IO Series 4094 Class SY
08/15/42	5.881%	418,305	110,755
CMO IO Series 4102 Class TS
09/15/42	6.401%	502,932	146,299
CMO IO Series 4102 Class YS
09/15/42	6.401%	242,240	71,558
Federal Home Loan Mortgage Corp. (f)(i)
05/01/43	4.000%	2,000,000	2,135,312
Federal Home Loan Mortgage Corp. (i)
12/01/30	5.500%	292,912	328,712
07/01/39-12/01/39	4.500%	1,759,641	1,936,585
07/01/42	3.500%	978,488	1,048,253
Federal Home Loan Mortgage Corp. (i)(j)
CMO IO Series 304 Class C22
12/15/42	3.500%	742,952	108,192
CMO IO Series 3907 Class AI
05/15/40	5.000%	649,828	134,833
CMO IO Series 4120 Class AI
11/15/39	3.500%	245,520	43,341
CMO IO Series 4121 Class IA
01/15/41	3.500%	245,569	37,471
CMO IO Series 4139 Class CI
05/15/42	3.500%	98,703	16,943
Federal National Mortgage Association (d)(i)(j)
CMO IO Series 2003-117 Class KS
08/25/33	6.900%	176,826	16,814
CMO IO Series 2006-5 Class N1
08/25/34	2.204%	450,997	20,381
CMO IO Series 2006-5 Class N2
02/25/35	2.199%	508,568	30,438
CMO IO Series 2007-54 Class DI
06/25/37	5.900%	877,099	149,471
CMO IO Series 2010-135 Class MS
12/25/40	5.750%	288,585	49,850
CMO IO Series 2011-51 Class CI
06/25/41	5.800%	1,528,158	335,094
CMO IO Series 2012-108 Class S
10/25/42	5.800%	980,062	230,127
CMO IO Series 2012-80 Class AS
02/25/39	5.850%	481,588	101,568
CMO IO Series 2012-80 Class DS
06/25/39	6.450%	241,843	62,448
CMO IO Series 2012-87 Class NS
02/25/39	5.850%	482,660	104,306
CMO IO Series 2012-87 SQ

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (h) (continued)

08/25/42	6.100%	$214,794	$57,754
CMO IO Series 2012-89 Class SD
04/25/39	5.850%	482,790	104,095
CMO IO Series 2013-13 Class SA
03/25/43	5.950%	247,539	62,317
Federal National Mortgage Association (f)(i)
05/01/28-06/01/43	3.000%	5,250,000	5,502,617
05/01/28	2.500%	2,500,000	2,614,063
05/01/43	3.500%	1,000,000	1,065,469
05/01/43	4.500%	1,000,000	1,078,125
05/01/43	5.000%	2,000,000	2,165,312
Federal National Mortgage Association (i)
10/01/27-09/01/31	5.500%	2,643,135	2,905,552
12/01/28-10/01/34	6.000%	675,586	760,133
08/01/32	6.500%	619,540	704,365
08/01/32	7.000%	40,155	48,041
10/01/33	5.000%	718,065	798,602
06/01/27	3.000%	1,322,221	1,408,992
08/01/42-11/01/42	3.500%	1,446,660	1,542,470
07/01/39-06/01/40	4.500%	1,976,887	2,173,531
06/01/42	4.000%	879,442	942,025
Federal National Mortgage Association (i)(j)
CMO IO Series 2009-7 Class LI
02/25/39	7.000%	347,420	92,468
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	738,016	135,986
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	242,713	40,891
Federal National Mortgage Association (i)(k)
04/01/41	5.500%	642,343	707,443
07/01/35-02/01/41	5.000%	1,594,690	1,755,881
Government National Mortgage Association (d)(i)(j)
CMO IO Series 2004-32 Class HS
05/16/34	6.400%	476,337	98,222
CMO IO Series 2010-108 Class PI
02/20/38	5.901%	622,007	61,453
Government National Mortgage Association (f)(i)
05/01/43	3.000%	1,000,000	1,064,063
05/01/43	4.000%	1,000,000	1,094,688
Government National Mortgage Association (i)(j)
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	245,232	37,764
CMO IO Series 2012-41 Class IP
08/20/41	4.000%	481,133	93,274
CMO IO Series 2012-94 Class BI
05/20/37	4.000%	473,682	69,248
Government National Mortgage Association (i)(k)
01/15/39	5.000%	971,335	1,065,861

Total Residential Mortgage-Backed Securities - Agency (Cost: $37,891,524)			$38,297,879

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 0.3%
BCAP LLC Trust Series 2012-RR10 Class 2A1 (b)(d)(i)
09/26/36	5.869%	$207,942	$211,103
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (b)(i)
08/27/37	6.000%	282,308	297,095
Banc of America Funding Corp. CMO Series 2012-R5 Class A (b)(d)(i)
10/03/39	0.464%	187,733	182,931
Bayview Opportunity Master Fund Trust IIB LP (b)(d)(i)
Series 2012-4NPL Class A
07/28/32	3.475%	68,866	69,600
Series 2012-5NPL Class A
10/28/32	2.981%	196,426	197,589
Citigroup Mortgage Loan Trust, Inc. (b)(d)(i)
CMO Series 2010-7 Class 3A4
12/25/35	6.696%	175,000	183,617
CMO Series 2012-7 Class 12A1
03/25/36	2.640%	262,300	265,653
CMO Series 2013-2 Class 1A1
11/25/37	5.987%	195,752	204,085
Countrywide Alternative Loan Trust CMO Series 2005-14 Class 2A2 (d)(i)
05/25/35	0.450%	395,082	175,504
Credit Suisse Mortgage Capital Certificates Series 2012-11R Class 1A1 (b)(i)
10/29/46	2.000%	651,685	656,166
PennyMac Loan Trust Series 2012-NPL1 Class A (b)(d)(i)
05/28/52	3.422%	183,998	184,771
RBSSP Resecuritization Trust CMO Series 2010-9 Class 5A1 (b)(d)(i)
10/26/35	2.470%	143,322	146,048
Residential Mortgage Asset Trust Series 2012-1A Class A1 (b)(d)(i)
08/26/52	2.734%	159,168	165,460
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $3,131,122)			$2,939,622

Commercial Mortgage-Backed Securities - Non-Agency 0.4%
Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A4 (d)(i)
07/10/37	5.234%	60,134	60,888
General Electric Capital Assurance Co. Series 2003-1 Class A4 (b)(d)(i)
05/12/35	5.254%	103,517	109,232
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (i)
03/10/39	5.444%	2,000,000	2,285,874

Issuer	Coupon Rate		Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class ASB (d)(i)
12/15/44	5.358%		$75,753	$78,549
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A3 (i)
03/15/29	3.973%		65,910	66,379
Motel 6 Trust Series 2012-MTL6 Class A1 (b)(i)
10/05/25	1.500%		110,000	111,210
ORES NPL LLC Series 2012-LV1 Class A (b)(i)
09/25/44	4.000%		160,661	161,074
SMA 1 LLC Series 2012-LV1 Class A (b)(i)
08/20/25	3.500%		134,292	134,861
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $2,903,625)				$3,008,067

Asset-Backed Securities - Non-Agency 0.1%
American Credit Acceptance Receivables Trust (b)
Series 2012-2 Class A
07/15/16	1.890%		144,876	145,946
Series 2012-3 Class A
11/15/16	1.640%		239,855	240,413
Carlyle Global Market Strategies Series 2013-1A Class B (b)(d)
02/14/25	3.390%		100,000	100,242
Exeter Automobile Receivables Trust Series 2012-2A Class B (b)
12/15/17	2.220%		100,000	100,811
SpringCastle SPV Series 2013-1A Class A (b)
04/03/21	3.750%		75,000	75,106
Total Asset-Backed Securities - Non-Agency (Cost: $658,979)				$662,518

Inflation-Indexed Bonds(e) 0.7%
UNITED STATES 0.3%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%		788,858	826,390
01/15/14	2.000%		157,061	160,166
01/15/15	1.625%		303,970	319,335
07/15/15	1.875%		596,800	644,963
Total				1,950,854
URUGUAY 0.4%
Uruguay Government International Bond
04/05/27	4.250%	UYU	5,541,400	363,197
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (e) (continued)
URUGUAY (CONTINUED)
12/15/28	4.375%	UYU	$48,517,555	$3,251,294
Total				3,614,491
Total Inflation-Indexed Bonds (Cost: $4,529,324)				$5,565,345

U.S. Treasury Obligations 0.4%
U.S. Treasury
08/15/20	2.625%		50,000	55,160
11/15/20	2.625%		100,000	110,250
U.S. Treasury (k)
01/31/17	0.875%		250,000	253,965
06/30/15	1.875%		100,000	103,555
08/15/41	3.750%		150,000	176,930
11/15/18	9.000%		800,000	1,159,187
08/15/19	8.125%		250,000	360,957
08/15/19	3.625%		250,000	291,465
01/15/15	0.250%		1,200,000	1,200,937
Total U.S. Treasury Obligations (Cost: $3,662,254)				$3,712,406

U.S. Government & Agency Obligations 0.7%
Federal Home Loan Mortgage Corp.
01/13/22	2.375%		2,882,000	3,030,316
Federal National Mortgage Association
10/15/15	4.375%		1,914,000	2,102,028
03/15/16	2.250%		610,000	642,015
11/15/16	1.375%		150,000	154,553
Private Export Funding Corp. U.S. Government Guaranty
09/15/17	5.450%		45,000	53,920
Total U.S. Government & Agency Obligations (Cost: $5,649,838)				$5,982,832

Foreign Government Obligations(e) 6.3%
ARGENTINA 0.1%
Argentina Boden Bonds
10/03/15	7.000%		515,000	449,337
Argentina Bonar Bonds
04/17/17	7.000%		425,000	346,375
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%		120,000	85,200
Total				880,912
AUSTRALIA 0.2%
Treasury Corp. of Victoria
11/15/18	5.500%	AUD	1,000,000	1,146,657
Local Government Guaranteed
11/15/16	5.750%	AUD	100,000	112,899

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (e) (continued)
AUSTRALIA (CONTINUED)
06/15/20	6.000%	AUD	$140,000	$166,697
Total				1,426,253
BRAZIL 0.3%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured (b)
06/10/19	6.500%		400,000	477,862
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	1,918,000	1,020,916
Centrais Eletricas Brasileiras SA Senior Unsecured (b)
10/27/21	5.750%		300,000	327,150
Petrobras International Finance Co.
01/20/20	5.750%		810,000	914,284
01/20/40	6.875%		100,000	119,407
Total				2,859,619
CANADA 0.2%
Canadian Government Bond
06/01/18	4.250%	CAD	1,160,000	1,324,722
06/01/20	3.500%	CAD	170,000	192,531
Total				1,517,253
COLOMBIA 0.4%
Colombia Government International Bond
Senior Unsecured
09/18/37	7.375%		250,000	378,500
06/28/27	9.850%	COP	100,000,000	85,026
01/18/41	6.125%		300,000	401,478
Empresa de Energia de Bogota SA Senior Unsecured (b)
11/10/21	6.125%		1,100,000	1,226,299
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	1,750,000,000	1,127,139
Total				3,218,442
DOMINICAN REPUBLIC 0.1%
Dominican Republic International Bond Senior Unsecured (b)
05/06/21	7.500%		700,000	795,854
EL SALVADOR –%
El Salvador Government International Bond Senior Unsecured (b)
06/15/35	7.650%		200,000	232,500
FRANCE 0.1%
France Government Bond OAT

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (e) (continued)
FRANCE (CONTINUED)
10/25/21	3.250%	EUR	$400,000	$602,430
04/25/29	5.500%	EUR	150,000	278,645
04/25/17	3.750%	EUR	310,000	460,879
Total				1,341,954
GERMANY 0.5%
Bundesrepublik Deutschland
07/04/28	4.750%	EUR	510,000	937,448
01/04/19	3.750%	EUR	620,000	968,437
01/04/18	4.000%	EUR	1,600,000	2,471,042
Total				4,376,927
HUNGARY –%
Hungary Government International Bond Senior Unsecured
03/29/21	6.375%		300,000	332,965
INDONESIA 0.5%
Indonesia Government International Bond (b)
Senior Unsecured
01/17/38	7.750%		1,000,000	1,485,000
05/05/21	4.875%		150,000	169,605
Indonesia Treasury Bond
Senior Unsecured
09/15/19	11.500%	IDR	6,200,000,000	851,457
11/15/20	11.000%	IDR	1,300,000,000	180,288
06/15/15	9.500%	IDR	2,500,000,000	282,988
Majapahit Holding BV (b)
01/20/20	7.750%		200,000	248,415
PT Pertamina Persero (b)
Senior Unsecured
05/03/22	4.875%		250,000	265,950
05/03/42	6.000%		200,000	215,080
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%		500,000	552,530
Total				4,251,313
JAPAN 0.2%
Japan Government 20-Year Bond
Senior Unsecured
12/20/27	2.100%	JPY	30,000,000	351,721
09/20/26	2.200%	JPY	35,000,000	416,470
Japan Government 30-Year Bond Senior Unsecured
03/20/33	1.100%	JPY	92,000,000	882,191
Total				1,650,382
KAZAKHSTAN 0.1%
KazMunayGas National Co. JSC (b)
05/05/20	7.000%		100,000	120,663
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (e) (continued)
KAZAKHSTAN (CONTINUED)
04/09/21	6.375%		$400,000	$468,000
01/23/15	11.750%		400,000	462,520
Total				1,051,183
LITHUANIA 0.1%
Lithuania Government International Bond Senior Unsecured (b)
02/01/22	6.625%		370,000	468,117
MEXICO 0.6%
Mexican Bonos
12/13/18	8.500%	MXN	370,000	370,077
12/14/17	7.750%	MXN	110,000	104,310
06/03/27	7.500%	MXN	2,000,000	2,102,363
06/09/22	6.500%	MXN	800,000	759,639
06/16/16	6.250%	MXN	420,000	368,055
12/15/16	7.250%	MXN	100,000	91,129
Pemex Project Funding Master Trust
06/15/35	6.625%		675,000	849,000
Petroleos Mexicanos
06/02/41	6.500%		200,000	248,500
Total				4,893,073
MONGOLIA –%
Mongolia Government International Bond Senior Unsecured (b)
12/05/22	5.125%		200,000	188,985
NORWAY 0.2%
Norway Government Bond
05/19/17	4.250%	NOK	5,850,000	1,132,596
05/24/23	2.000%	NOK	2,000,000	345,818
Total				1,478,414
PERU 0.2%
Corporacion Financiera de Desarrollo SA Senior Unsecured (b)
02/08/22	4.750%		200,000	215,935
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates (b)(l)
05/31/18	0.000%		147,929	136,818
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		200,000	290,500
03/14/37	6.550%		325,000	463,938
11/18/50	5.625%		100,000	128,250
Peruvian Government International Bond (b)
Senior Unsecured
08/12/31	6.950%	PEN	540,000	254,493

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (e) (continued)
PERU (CONTINUED)
08/12/26	8.200%	PEN	$250,000	$131,498
Total				1,621,432
PHILIPPINES –%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		300,000	408,481
POLAND 0.3%
Poland Government Bond
10/25/17	5.250%	PLN	2,200,000	769,967
10/25/19	5.500%	PLN	4,000,000	1,458,107
Poland Government International Bond Senior Unsecured
03/23/22	5.000%		600,000	700,530
Total				2,928,604
QATAR 0.1%
Qatar Government International Bond Senior Unsecured (b)
01/20/22	4.500%		500,000	570,000
REPUBLIC OF NAMIBIA 0.1%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%		500,000	558,750
REPUBLIC OF THE CONGO –%
Republic of Congo Senior Unsecured (d)
06/30/29	3.000%		94,050	86,996
ROMANIA 0.1%
Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%		400,000	490,992
RUSSIAN FEDERATION 0.6%
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
03/07/22	6.510%		1,100,000	1,282,875
04/11/18	8.146%		180,000	220,500
11/22/16	6.212%		100,000	112,250
08/16/37	7.288%		100,000	124,000
Rosneft International Finance Ltd. Senior Unsecured (b)
03/06/22	4.199%		200,000	201,000

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (e) (continued)
RUSSIAN FEDERATION (CONTINUED)
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (b)
12/27/17	5.298%		$700,000	$748,397
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
03/10/18	7.850%	RUB	5,000,000	173,346
04/04/42	5.625%		200,000	237,000
Russian Foreign Bond - Eurobond (b)(d)
Senior Unsecured
03/31/30	7.500%		598,980	753,517
Russian Railways via RZD Capital PLC Senior Unsecured
04/02/19	8.300%	RUB	11,000,000	370,532
Sberbank of Russia Via SB Capital SA Senior Unsecured (b)
02/07/22	6.125%		600,000	676,993
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%		200,000	239,500
Total				5,139,910
SOUTH AFRICA –%
South Africa Government International Bond Senior Unsecured
03/08/41	6.250%		100,000	129,250
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%		200,000	198,592
Total				327,842
SOUTH KOREA –%
Export-Import Bank of Korea Senior Unsecured
04/11/22	5.000%		300,000	347,370
SWEDEN 0.1%
Sweden Government Bond
08/12/17	3.750%	SEK	4,800,000	824,607
TRINIDAD AND TOBAGO 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%		350,000	449,430
TURKEY 0.4%
Turkey Government International Bond
Senior Unsecured
09/26/22	6.250%		950,000	1,170,875

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (e) (continued)
TURKEY (CONTINUED)
06/05/20	7.000%		$530,000	$665,150
03/17/36	6.875%		410,000	537,100
03/30/21	5.625%		750,000	879,375
Total				3,252,500
UNITED ARAB EMIRATES 0.1%
Abu Dhabi National Energy Co. Senior Unsecured (b)
12/13/21	5.875%		400,000	475,763
Dolphin Energy Ltd. Senior Secured (b)
12/15/21	5.500%		400,000	472,917
Total				948,680
UNITED KINGDOM 0.1%
United Kingdom Gilt
09/07/21	3.750%	GBP	35,000	64,322
03/07/19	4.500%	GBP	550,000	1,030,047
Total				1,094,369
URUGUAY –%
Uruguay Government International Bond Senior Unsecured
11/20/45	4.125%		300,000	291,900
VENEZUELA 0.5%
Petroleos de Venezuela SA
04/12/17	5.250%		1,100,000	954,250
02/17/22	12.750%		332,200	370,403
11/02/17	8.500%		627,000	606,623
11/17/21	9.000%		259,496	244,575
Senior Unsecured
10/28/15	5.000%		250,000	230,625
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%		2,155,000	2,050,482
Total				4,456,958
Total Foreign Government Obligations (Cost: $49,284,296)				$54,762,967

Borrower	Weighted Average Coupon		Principal Amount	Value

Senior Loans —%
Media Non-Cable –%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (d)(m)
09/16/19	7.500%		$165,000	$171,050

Borrower	Weighted Average Coupon		Principal Amount	Value

Senior Loans (continued)
Metals –%
FMG Resources August 2006 Proprietary Ltd. Term Loan (d)(m)
10/18/17	5.250%		$129,350	$131,614
Total Senior Loans (Cost: $296,836)				$302,664

Issuer			Shares	Value

Alternative Investment Funds 6.5%
Central Fund of Canada Ltd., Class A Shares			1,067,575	$18,298,235
Columbia Commodity Strategy Fund, Class I Shares (n)			4,398,795	38,621,424
Total Alternative Investment Funds (Cost: $64,366,014)				$56,919,659

Equity Funds 3.6%
Columbia Dividend Income Fund, Class I Shares (n)			1,860,305	31,457,752
Total Equity Funds (Cost: $28,922,289)				$31,457,752

Fixed-Income Funds 1.0%
Columbia Floating Rate Fund, Class I Shares (n)			963,143	8,851,284
Total Fixed-Income Funds (Cost: $8,680,295)				$8,851,284

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts(e) —%
OTC 2 yr RTP(o)
	1	CAD 2.10	12/16/13	$6,933
OTC 3 yr RTP(o)
	1	EUR 2.25	05/17/13	52,532
Total Options Purchased Puts (Cost: $180,720)				$59,465

	Shares	Value

Money Market Funds 6.7%
Columbia Short-Term Cash Fund, 0.126% (n)(p)	58,984,546	$58,984,546
Total Money Market Funds (Cost: $58,984,546)		$58,984,546
Total Investments (Cost: $806,281,458) (q)		$886,509,179(r	)
Other Assets & Liabilities, Net		(11,894,902)
Net Assets		$874,614,277

Investments in Derivatives Futures Contracts Outstanding at April 30, 2013

At April 30, 2013, $2,186,040 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
3-Month Euro Swiss Franc	(77)	(20,709,588)	December 2013	2,093	—
3-Month Euro Euribor	25	8,213,655	December 2013	1,575	—
3-Month Euro Yen	(62)	(15,864,107)	December 2013	6,723	—
90-Day Eurodollar	(64)	(15,950,400)	December 2013	—	(3,720)
90-Day Sterling	(90)	(17,391,304)	December 2013	—	(2,664)
CAC40 10 Euro	33	1,651,239	May 2013	74,903	—
Canadian Bank Accept	185	45,343,317	December 2013	—	(8,504)
Canadian Bond, 10-year	(32)	(4,343,322)	June 2013	—	(35,145)
E-Mini S&P 500 Index	(912)	(72,604,320)	June 2013	—	(2,022,882)
Euro-Bund	6	1,158,232	June 2013	2,573	—
Euro Stoxx 50	53	1,862,919	June 2013	36,315	—
FTSE 100 Index	22	2,181,478	June 2013	27,170	—
FTSE/MIB Index	14	1,526,701	June 2013	135,537	—
Hang Seng Index	(6)	(873,849)	May 2013	—	(5,449)
IBEX 35 Index	7	775,897	May 2013	16,722	—
Japan Bond, 10-year	(3)	(4,447,761)	June 2013	27,877	—
Long Gilt	(10)	(1,864,175)	June 2013	—	(3,903)
MSCI Singapore Index	36	2,222,489	May 2013	23,192	—
OMXS 30 Index	49	906,504	May 2013	35,197	—
Russell 2000 E-Mini	4	378,040	June 2013	1,382	—
S&P/Toronto Stock Exchange 60 Index	(24)	(3,378,987)	June 2013	50,712	—
S&P 500 Index	(5)	(1,990,250)	June 2013	—	(36,517)
SPI 200	(4)	(535,767)	June 2013	—	(25,547)
TOPIX Index	4	478,843	June 2013	38,467	—
U.S. Treasury Long Bond	151	22,404,625	June 2013	724,327	—
U.S. Treasury Note, 2-year	74	16,326,250	June 2013	21,744	—
U.S. Treasury Note, 5-year	151	18,820,735	June 2013	141,955	—
U.S. Treasury Note, 10-year	124	15,470,420	June 2013	365,453	—
U.S. Treasury Ultra Bond, 30-year	13	2,136,469	June 2013	102,545	—
Total				1,836,462	(2,144,331)

Interest Rate Swap Contracts Outstanding at April 30, 2013

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley Capital Services	6-Month CHF LIBOR-BBA	Receive	0.868	December 17, 2022	16,250,000	128,297	—
Citibank	6-Month NOK NIBOR-NIBR	Pay	3.260	January 21, 2023	86,300,000	506,991	—
JPMorgan	6-Month AUD Bankbills	Pay	4.073	March 28, 2023	12,300,000	315,979	—
JPMorgan	3-Month SEK STIBOR-SIDE	Pay	2.245	April 8, 2023	42,800,000	117,110	—
Total						1,068,377	—

Forward Foreign Currency Exchange Contracts Open at April 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	May 10, 2013	1,435,000	437,874	—	(15,984)
		(PLN)	(USD)
State Street Bank & Trust Company	May 15, 2013	3,672,000	3,950,214	480	—
		(CHF)	(USD)
Goldman, Sachs & Co.	May 15, 2013	7,475,000	9,781,871	—	(63,176)
		(EUR)	(USD)
Citigroup Global Markets Inc.	May 15, 2013	3,783,000	5,813,464	—	(62,316)
		(GBP)	(USD)
Deutsche Bank	May 15, 2013	1,973,450	1,910,000	4,578	—
		(USD)	(AUD)
Deutsche Bank	May 15, 2013	3,909,792	3,770,000	—	(5,516)
		(USD)	(AUD)
J.P. Morgan Securities, Inc.	May 15, 2013	9,771,571	957,056,000	46,534	—
		(USD)	(JPY)
Barclays Bank PLC	May 15, 2013	21,706	127,000	307	—
		(USD)	(NOK)
Barclays Bank PLC	May 15, 2013	3,944,914	22,610,000	—	(26,002)
		(USD)	(NOK)
Citigroup Global Markets Inc.	May 21, 2013	220,024	6,828,000	—	(1,431)
		(USD)	(RUB)
Deutsche Bank	May 31, 2013	333,551	1,022,000	1,824	—
		(USD)	(MYR)
State Street Bank & Trust Company	June 5, 2013	235,000	305,831	—	(3,722)
		(EUR)	(USD)
Citigroup Global Markets Inc.	June 14, 2013	300,000	310,251	274	—
		(AUD)	(USD)
Wells Fargo Investments, LLC	June 14, 2013	900,000	930,240	310	—
		(AUD)	(USD)
HSBC Securities (USA), Inc.	June 14, 2013	5,600,000	5,466,720	—	(86,080)
		(CAD)	(USD)
Wells Fargo Investments, LLC	June 14, 2013	1,300,000	1,271,257	—	(17,786)
		(CAD)	(USD)
HSBC Securities (USA), Inc.	June 14, 2013	2,700,000	2,901,697	—	(3,403)
		(CHF)	(USD)
Citigroup Global Markets Inc.	June 14, 2013	4,700,000	6,145,297		(46,141)
		(EUR)	(USD)
Citigroup Global Markets Inc.	June 14, 2013	3,500,000	5,357,135	—	(78,038)
		(GBP)	(USD)
Citigroup Global Markets Inc.	June 14, 2013	1,414,900,000	14,425,243	—	(92,004)
		(JPY)	(USD)
HSBC Securities (USA), Inc.	June 14, 2013	27,500,000	4,781,569	20,580	—
		(NOK)	(USD)
Wells Fargo Investments, LLC	June 14, 2013	5,400,000	939,523	4,637	—
		(NOK)	(USD)
Citigroup Global Markets Inc.	June 14, 2013	4,500,000	3,796,740	—	(48,617)
		(NZD)	(USD)
Citigroup Global Markets Inc.	June 14, 2013	48,800,000	7,631,558	109,266	—
		(SEK)	(USD)
Citigroup Global Markets Inc.	June 14, 2013	13,600,000	2,048,887	—	(47,489)
		(SEK)	(USD)
HSBC Securities (USA), Inc.	June 14, 2013	1,700,000	1,374,332	—	(5,900)
		(SGD)	(USD)
Wells Fargo Investments, LLC	June 14, 2013	3,900,000	3,136,142	—	(30,272)
		(SGD)	(USD)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
HSBC Securities (USA), Inc.	June 14, 2013	1,344,512	1,300,000	—	(1,280)
		(USD)	(AUD)
Citigroup Global Markets Inc.	June 14, 2013	2,835,825	2,900,000	39,732	—
		(USD)	(CAD)
Citigroup Global Markets Inc.	June 14, 2013	4,084,792	3,800,000	3,868	—
		(USD)	(CHF)
HSBC Securities (USA), Inc.	June 14, 2013	2,615,440	2,000,000	19,214	—
		(USD)	(EUR)
Wells Fargo Investments, LLC	June 14, 2013	1,300,110	1,000,000	17,217	—
		(USD)	(EUR)
HSBC Securities (USA), Inc.	June 14, 2013	3,061,460	2,000,000	44,353	—
		(USD)	(GBP)
Wells Fargo Investments, LLC	June 14, 2013	1,374,062	900,000	23,554	—
		(USD)	(GBP)
Citigroup Global Markets Inc.	June 14, 2013	513,715	50,400,000	3,402	—
		(USD)	(JPY)
HSBC Securities (USA), Inc.	June 14, 2013	11,929,399	1,169,600,000	71,006	—
		(USD)	(JPY)
Wells Fargo Investments, LLC	June 14, 2013	3,949,958	387,400,000	24,869	—
		(USD)	(JPY)
Citigroup Global Markets Inc.	June 14, 2013	2,662,259	15,300,000	—	(13,417)
		(USD)	(NOK)
HSBC Securities (USA), Inc.	June 14, 2013	4,051,056	4,800,000	50,658	—
		(USD)	(NZD)
Wells Fargo Investments, LLC	June 14, 2013	506,010	600,000	6,704	—
		(USD)	(NZD)
HSBC Securities (USA), Inc.	June 14, 2013	10,538,067	67,400,000	—	(148,672)
		(USD)	(SEK)
Citigroup Global Markets Inc.	June 14, 2013	1,698,658	2,100,000	6,334	—
		(USD)	(SGD)
HSBC Securities (USA), Inc.	June 14, 2013	2,267,133	2,800,000	6,190	—
		(USD)	(SGD)
Total				505,891	(797,246)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $58,388,623 or 6.68% of net assets.

(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2013 was $1,801, representing 0.00% of net assets.  Information concerning such security holdings at April 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
ShengdaTech, Inc.
Senior Notes
12/15/15 6.500%	12-10-10	180,000
BGP Holdings PLC	02-04-09 – 05-14-09	—

(d)	Variable rate security.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2013, the value of these securities amounted to $2,800, which represents less than 0.01% of net assets.

(h)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at April 30, 2013:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
05/01/43 5.500%	1,000,000	05/13/13	1,089,531	1,087,344

(i)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(k)

At April 30, 2013, investments in securities included securities valued at $3,496,249 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)	Zero coupon bond.
(m)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	—	44,436,000	(2,000,000)	(164,789)	42,271,211	—	38,621,424
Columbia Dividend Income Fund, Class I Shares	—	31,937,711	(3,200,000)	184,578	28,922,289	187,711	31,457,752
Columbia Floating Rate Fund, Class I Shares	—	8,680,295	—	—	8,680,295	171,295	8,851,284
Columbia Short-Term Cash Fund	67,557,296	342,261,261	(350,834,011)	—	58,984,546	53,616	58,984,546
Total	67,557,296	427,315,267	(356,034,011)	19,789	138,858,341	412,622	137,915,006

(o)	Purchased swaptions outstanding at April 30, 2013:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 2-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.10	11/28/14	8,000,000	104,800	6,933
Put - OTC 3-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.25	11/02/15	8,000,000	75,920	52,532

(p)	The rate shown is the seven-day current annualized yield at April 30, 2013.
(q)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $806,281,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$97,486,000
Unrealized Depreciation	(17,258,000)
Net Unrealized Appreciation	$80,228,000

(r)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso

MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semi-annual report dated January 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	47,212,545	15,698,855	—	62,911,400
Consumer Staples	28,311,032	17,658,818	—	45,969,850
Energy	35,252,876	11,061,337	—	46,314,213
Financials	72,317,387	34,230,905	1	106,548,293
Health Care	51,833,624	7,051,842	—	58,885,466
Industrials	48,213,847	14,477,299	—	62,691,146
Information Technology	59,900,614	13,905,385	—	73,805,999
Materials	19,932,560	7,264,066	—	27,196,626
Telecommunication Services	997,109	5,036,107	—	6,033,216
Utilities	23,005,977	628,342	—	23,634,319
Preferred Stocks
Consumer Staples	—	3,475,570	—	3,475,570
Convertible Preferred Stocks
Consumer Discretionary	743,680	233,700	—	977,380
Consumer Staples	—	613,766	—	613,766
Energy	368,339	793,656	—	1,161,995
Financials	1,610,326	801,297	—	2,411,623
Health Care	—	336,862	—	336,862
Industrials	459,050	211,565	—	670,615
Utilities	308,940	476,130	—	785,070
Warrants
Energy	—	9,625	—	9,625
Total Equity Securities	390,467,906	133,965,127	1	524,433,034
Bonds
Corporate Bonds & Notes	—	68,401,621	—	68,401,621
Convertible Bonds
Chemicals	—	—	1,800	1,800
All Other Industries		22,165,718		22,165,718
Residential Mortgage-Backed Securities - Agency	—	38,297,879	—	38,297,879
Residential Mortgage-Backed Securities - Non-Agency	—	2,048,396	891,226	2,939,622
Commercial Mortgage-Backed Securities - Non-Agency	—	3,008,067	—	3,008,067
Asset-Backed Securities - Non-Agency	—	562,276	100,242	662,518
Inflation-Indexed Bonds	—	5,565,345	—	5,565,345
U.S. Treasury Obligations	3,712,406	—	—	3,712,406
U.S. Government & Agency Obligations	—	5,982,832	—	5,982,832
Foreign Government Obligations	—	54,762,967	—	54,762,967
Total Bonds	3,712,406	200,795,101	993,268	205,500,775
Other
Senior Loans	—	302,664	—	302,664
Alternative Investment Funds	56,919,659	—	—	56,919,659
Equity Funds	31,457,752	—	—	31,457,752
Fixed-Income Funds	8,851,284	—	—	8,851,284
Options Purchased Puts	—	59,465	—	59,465
Money Market Funds	58,984,546	—	—	58,984,546
Total Other	156,213,241	362,129	—	156,575,370
Investments in Securities	550,393,553	335,122,357	993,269	886,509,179
Forward Sale Commitments Liability	—	(1,087,344)	—	(1,087,344)
Derivatives
Assets
Futures Contracts	1,836,462	—	—	1,836,462
Swap Contracts	—	1,068,377	—	1,068,377
Forward Foreign Currency Exchange Contracts	—	505,891	—	505,891
Liabilities
Futures Contracts	(2,144,331)	—	—	(2,144,331)
Forward Foreign Currency Exchange Contracts	—	(797,246)	—	(797,246)
Total	550,085,684	334,812,035	993,269	885,890,988

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts, forward foreign currency exchange contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

				Residential
				Mortgage-Backed	Asset-Backed	Foreign
	Common	Corporate Bonds	Convertible	Securities -	Securities -	Government
	Stocks ($)	& Notes ($)	Bonds ($)	Non-Agency ($)	Non-Agency ($)	Obligation ($)	Total ($)
Balance as of July 31, 2012	25,735	—	26,825	302,062	—	145,239	499,861
Accrued discounts/premiums	—	—	—	—	—	—	—
Realized gain (loss)	(73,298)	240	—	246	—	—	(72,812)
Change in unrealized appreciation (depreciation)(a)	62,265	—	(25,025)	13,136	968	—	51,344
Sales	(14,701)	32,000	—	(190,281)	—	—	(172,982)
Purchases	—	(32,240)	—	1,068,125	99,274	—	1,135,159
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	(302,062)	—	(145,239)	(447,301)
Balance as of April 30, 2013	1	—	1,800	891,226	100,242	—	993,269

(a)Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2013 was $(10,921) which is comprised of Convertible Bonds of $(25,025), Residential Mortgage-Backed Securities - Non-Agency of $13,136 and Asset-Backed Securities of $968.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential mortgage and asset-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain common stock and convertible bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, April 30, 2013.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Income Opportunities Fund

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 89.9%

Aerospace & Defense 2.6%

ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$13,352,000	$13,318,620
Bombardier, Inc. Senior Notes (a)
01/15/23	6.125%	8,455,000	9,131,400
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	6,248,000	6,911,850
03/15/21	7.125%	10,333,000	11,495,462
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	19,476,000	21,472,290
Oshkosh Corp.
03/01/17	8.250%	5,299,000	5,775,910
03/01/20	8.500%	9,029,000	10,112,480
TransDigm, Inc. (a)
10/15/20	5.500%	7,957,000	8,494,098
Total			86,712,110
Automotive 2.1%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	5,336,000	5,622,810
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	8,799,000	10,096,852
Collins & Aikman Products Co. Senior Subordinated Notes (a)(b)(c)(d)
08/15/12	12.875%	6,910,000	691
Delphi Corp.
02/15/23	5.000%	7,450,000	8,064,625
Jaguar Land Rover Automotive PLC (a)
02/01/23	5.625%	6,450,000	6,740,250
Lear Corp. Escrow Bond (b)(c)(e)
03/31/16	8.750%	1,595,000	—
Lear Corp.
03/15/20	8.125%	6,255,000	7,036,875
Schaeffler Finance BV (a)
Senior Secured
02/15/17	7.750%	3,160,000	3,594,500
02/15/19	8.500%	5,924,000	6,768,170
05/15/21	4.750%	5,315,000	5,381,438
Visteon Corp.
04/15/19	6.750%	14,443,000	15,580,386
Total			68,886,597
Banking 2.3%
Ally Financial, Inc.
02/15/17	5.500%	4,144,000	4,516,649
12/01/17	6.250%	7,875,000	8,937,409
03/15/20	8.000%	32,058,000	40,312,935
09/15/20	7.500%	9,393,000	11,600,355

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	$9,534,000	$10,987,935
Total			76,355,283
Brokerage 0.3%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	7,466,000	8,025,950
Neuberger Berman Group LLC/Finance Corp. Senior Unsecured (a)
03/15/20	5.625%	2,842,000	3,026,730
Total			11,052,680
Building Materials 1.1%
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	3,758,000	3,908,320
Building Materials Corp. of America (a)
Senior Notes
05/01/21	6.750%	9,848,000	10,906,660
Senior Secured
02/15/20	7.000%	2,055,000	2,250,225
Gibraltar Industries, Inc. (a)
02/01/21	6.250%	2,001,000	2,146,073
HD Supply, Inc. Secured
04/15/20	11.000%	5,000,000	6,150,000
Interface, Inc.
12/01/18	7.625%	2,650,000	2,878,562
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	6,263,000	6,591,807
Nortek, Inc.
04/15/21	8.500%	2,748,000	3,070,890
Total			37,902,537
Chemicals 3.5%
Ashland, Inc. (a)
08/15/22	4.750%	9,047,000	9,454,115
08/15/22	4.750%	3,542,000	3,701,390
Celanese U.S. Holdings LLC
06/15/21	5.875%	5,293,000	5,928,160
11/15/22	4.625%	10,223,000	10,529,690
Dupont Performance Coatings, Inc. (a)
05/01/21	7.375%	11,522,000	12,270,930
Huntsman International LLC
11/15/20	4.875%	2,965,000	3,105,838
03/15/21	8.625%	2,297,000	2,641,550
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	5,150,000	5,928,937

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Chemicals (continued)

Koppers, Inc.
12/01/19	7.875%	$4,115,000	$4,547,075
Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	9,692,000	10,564,280
Nova Chemicals Corp. Senior Unsecured
11/01/16	8.375%	2,880,000	3,088,800
PQ Corp. Secured (a)
05/01/18	8.750%	25,597,000	27,484,779
Polypore International, Inc.
11/15/17	7.500%	8,200,000	8,856,000
Rockwood Specialties Group, Inc.
10/15/20	4.625%	6,439,000	6,793,145
Total			114,894,689
Construction Machinery 2.8%
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	3,741,000	4,124,452
CNH Capital LLC
11/01/16	6.250%	7,384,000	8,177,780
CNH Capital LLC (a)
04/15/18	3.625%	10,265,000	10,418,975
Case New Holland, Inc.
12/01/17	7.875%	17,216,000	20,487,040
Columbus McKinnon Corp.
02/01/19	7.875%	2,139,000	2,304,773
H&E Equipment Services, Inc.
09/01/22	7.000%	3,641,000	4,032,407
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	7,912,000	8,485,620
United Rentals North America, Inc.
12/15/19	9.250%	15,632,000	17,937,720
05/15/20	7.375%	3,021,000	3,421,283
04/15/22	7.625%	2,906,000	3,334,635
Secured
07/15/18	5.750%	8,603,000	9,377,270
Total			92,101,955
Consumer Cyclical Services 1.4%
Corrections Corp. of America (a)
05/01/23	4.625%	9,488,000	9,891,240
Goodman Networks, Inc. Senior Secured (a)
07/01/18	13.125%	9,009,000	10,011,251

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Consumer Cyclical Services (continued)

Vivint, Inc. Senior Secured (a)
12/01/19	6.375%	$26,601,000	$26,800,508
Total			46,702,999
Consumer Products 1.5%
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	2,326,000	2,549,878
Revlon Consumer Products Corp. (a)
02/15/21	5.750%	9,744,000	10,036,320
Spectrum Brands Escrow Corp. (a)
11/15/20	6.375%	5,926,000	6,474,155
11/15/22	6.625%	3,036,000	3,347,190
Spectrum Brands, Inc.
03/15/20	6.750%	1,725,000	1,880,250
Senior Secured
06/15/18	9.500%	15,430,000	17,339,462
Tempur-Pedic International, Inc. (a)
12/15/20	6.875%	5,983,000	6,528,949
Total			48,156,204
Diversified Manufacturing 0.4%
Actuant Corp.
06/15/22	5.625%	3,487,000	3,635,198
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	8,025,000	8,707,125
Apex Tool Group LLC (a)
02/01/21	7.000%	1,940,000	2,085,500
Total			14,427,823
Electric 1.2%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	6,955,000	8,276,450
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	6,849,000	7,722,248
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	12,213,000	14,502,937
GenOn REMA LLC Pass-Through Certificates
07/02/17	9.237%	89,268	98,195
Ipalco Enterprises, Inc.
Senior Secured
05/01/18	5.000%	1,745,000	1,884,600
Ipalco Enterprises, Inc. (a)
Senior Secured
04/01/16	7.250%	7,895,000	8,881,875
Total			41,366,305

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Entertainment 0.7%

AMC Entertainment, Inc.
06/01/19	8.750%	$8,396,000	$9,246,095
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
03/15/21	5.250%	5,934,000	6,067,515
Cinemark USA, Inc. (a)
12/15/22	5.125%	2,905,000	3,006,675
Speedway Motorsports, Inc.
02/01/19	6.750%	2,778,000	2,982,878
Speedway Motorsports, Inc. (a)
02/01/19	6.750%	3,198,000	3,433,852
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (b)(c)
07/01/15	9.300%	90,180	90,180
Total			24,827,195
Environmental 0.4%
Clean Harbors, Inc.
08/01/20	5.250%	6,117,000	6,468,728
Clean Harbors, Inc. (a)
06/01/21	5.125%	5,021,000	5,246,945
Total			11,715,673
Food and Beverage 1.9%
ARAMARK Corp. (a)
03/15/20	5.750%	12,207,000	12,786,832
Constellation Brands Inc. (f)
Senior Unsecured
05/01/21	3.750%	4,039,000	4,039,000
05/01/23	4.250%	6,733,000	6,733,000
Cott Beverages, Inc.
11/15/17	8.375%	4,109,000	4,396,630
09/01/18	8.125%	4,186,000	4,594,135
HJ Heinz Co. Secured (a)
10/15/20	4.250%	18,777,000	19,011,712
Pinnacle Foods Finance LLC/Corp. (a)
05/01/21	4.875%	5,036,000	5,180,785
Shearer’s Foods, Inc. LLC Senior Secured (a)
11/01/19	9.000%	4,691,000	5,218,738
Total			61,960,832
Gaming 2.4%
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	7,835,000	7,560,775
MGM Resorts International
12/15/21	6.625%	9,043,000	9,822,959
MGM Resorts International (a)
10/01/20	6.750%	2,470,000	2,710,825

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gaming (continued)

ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	$5,878,000	$6,906,650
Seminole Indian Tribe of Florida (a)
Secured
10/01/17	7.750%	6,000,000	6,480,000
Senior Secured
10/01/20	6.535%	9,815,000	10,992,800
Senior Unsecured
10/01/20	7.804%	3,960,000	4,341,744
Seneca Gaming Corp. (a)
12/01/18	8.250%	5,574,000	6,019,920
Studio City Finance Ltd. (a)
12/01/20	8.500%	18,698,000	20,941,760
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	5,481,000	5,001,412
Total			80,778,845
Gas Pipelines 6.0%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	15,209,000	15,703,292
El Paso LLC
Senior Secured
06/15/14	6.875%	378,000	400,250
06/01/18	7.250%	3,378,000	3,948,038
09/15/20	6.500%	18,795,000	21,214,856
01/15/32	7.750%	21,647,000	24,670,501
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	22,462,000	24,988,975
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	4,842,000	5,386,725
02/15/23	5.500%	12,671,000	13,906,422
07/15/23	4.500%	12,892,000	13,439,910
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	5,453,000	5,957,403
07/15/21	6.500%	9,083,000	10,172,960
04/15/23	5.500%	13,168,000	14,418,960
Regency Energy Partners LP/Finance Corp. (a)
11/01/23	4.500%	4,795,000	4,962,825
Sabine Pass Liquefaction LLC (a)
Senior Secured
02/01/21	5.625%	7,202,000	7,454,070
04/15/23	5.625%	9,956,000	10,229,790
Sonat, Inc. Senior Secured
02/01/18	7.000%	675,000	751,550
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	12,990,000	13,136,138
Southern Star Central Corp. (a)
Senior Unsecured
03/01/16	6.750%	3,600,000	3,645,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (continued)

Tesoro Logistics LP/Finance Corp. Senior Unsecured (a)
10/01/20	5.875%	$4,297,000	$4,608,533
Total			198,996,198
Health Care 5.7%
Amsurg Corp. (a)
11/30/20	5.625%	3,024,000	3,190,320
Biomet, Inc. (a)
08/01/20	6.500%	7,540,000	8,218,600
CHS/Community Health Systems, Inc.
11/15/19	8.000%	6,968,000	7,899,970
07/15/20	7.125%	7,470,000	8,347,725
Senior Secured
08/15/18	5.125%	8,515,000	9,111,050
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	10,197,000	11,471,625
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	5,010,000	5,335,650
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	1,808,000	2,020,440
01/31/22	5.875%	3,743,000	4,285,735
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	1,394,000	1,613,555
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	15,665,000	17,153,175
HCA, Inc.
02/15/22	7.500%	10,000,000	11,950,000
05/01/23	5.875%	6,146,000	6,683,775
Senior Secured
02/15/20	6.500%	13,055,000	15,078,525
05/01/23	4.750%	3,191,000	3,326,618
Health Management Associates, Inc.
01/15/20	7.375%	2,104,000	2,335,440
Hologic, Inc.
08/01/20	6.250%	1,346,000	1,453,680
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	4,191,000	4,484,370
LifePoint Hospitals, Inc.
10/01/20	6.625%	1,672,000	1,820,390
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	7,437,000	8,496,772
STHI Holding Corp. Secured (a)
03/15/18	8.000%	2,184,000	2,391,480
Tenet Healthcare Corp. (a)
Senior Secured
06/01/20	4.750%	16,105,000	16,749,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)

04/01/21	4.500%	$3,272,000	$3,337,440
Universal Hospital Services, Inc.
Secured
08/15/20	7.625%	4,081,000	4,417,683
Universal Hospital Services, Inc. (a)
Secured
08/15/20	7.625%	4,254,000	4,620,908
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	11,335,000	12,270,137
02/01/19	7.750%	10,037,000	10,902,691
Total			188,966,954
Home Construction 1.0%
Ashton Woods U.S.A. LLC/Finance Co. (a)
02/15/21	6.875%	3,171,000	3,238,384
KB Home
09/15/17	9.100%	1,020,000	1,218,900
03/15/20	8.000%	2,395,000	2,820,113
09/15/22	7.500%	2,228,000	2,551,060
Meritage Homes Corp.
04/01/22	7.000%	2,634,000	2,969,835
Meritage Homes Corp. (a)
03/01/18	4.500%	5,044,000	5,069,220
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	3,593,000	4,082,546
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	4,091,000	4,592,147
04/15/20	7.750%	1,323,000	1,485,068
04/15/21	5.250%	4,405,000	4,504,112
Total			32,531,385
Independent Energy 12.4%
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	5,312,000	5,883,040
Chaparral Energy, Inc.
09/01/21	8.250%	2,082,000	2,352,660
11/15/22	7.625%	2,817,000	3,098,700
Chesapeake Energy Corp.
08/15/20	6.625%	18,556,000	21,014,670
02/15/21	6.125%	19,295,000	21,224,500
03/15/23	5.750%	7,122,000	7,727,370
Cimarex Energy Co.
05/01/22	5.875%	7,654,000	8,342,860
Comstock Resources, Inc.
06/15/20	9.500%	10,291,000	11,577,375
Concho Resources, Inc.
10/01/17	8.625%	3,503,000	3,748,210
01/15/21	7.000%	6,799,000	7,648,875
01/15/22	6.500%	970,000	1,076,700
10/01/22	5.500%	6,032,000	6,439,160
04/01/23	5.500%	3,967,000	4,224,855
Continental Resources, Inc.
10/01/19	8.250%	2,129,000	2,395,125
10/01/20	7.375%	1,563,000	1,805,265

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

04/01/21	7.125%	$4,004,000	$4,624,620
09/15/22	5.000%	31,156,000	33,882,150
Continental Resources, Inc. (a)
04/15/23	4.500%	15,032,000	16,027,870
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK (a)
12/15/17	8.125%	4,079,000	4,344,135
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	2,363,000	2,711,543
Senior Secured
05/01/19	6.875%	7,134,000	7,811,730
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	10,723,000	12,492,295
Halcon Resources Corp. (a)
05/15/21	8.875%	8,993,000	9,644,992
Kodiak Oil & Gas Corp.
12/01/19	8.125%	23,378,000	26,592,475
Kodiak Oil & Gas Corp. (a)
01/15/21	5.500%	8,741,000	9,221,755
Laredo Petroleum, Inc.
02/15/19	9.500%	11,671,000	13,304,940
05/01/22	7.375%	19,247,000	21,171,700
MEG Energy Corp. (a)
03/15/21	6.500%	3,471,000	3,722,648
01/30/23	6.375%	13,834,000	14,594,870
Oasis Petroleum, Inc.
02/01/19	7.250%	7,209,000	7,821,765
11/01/21	6.500%	10,737,000	11,810,700
01/15/23	6.875%	13,244,000	14,700,840
Plains Exploration & Production Co.
11/15/20	6.500%	16,530,000	18,430,950
02/15/23	6.875%	4,859,000	5,533,186
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	20,593,000	23,733,432
10/01/22	5.375%	10,958,000	11,642,875
05/01/23	5.250%	12,884,000	13,689,250
Range Resources Corp.
06/01/21	5.750%	7,170,000	7,833,225
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	2,842,000	3,126,200
01/01/23	6.500%	2,889,000	3,192,345
Whiting Petroleum Corp.
10/01/18	6.500%	340,000	366,350
Total			410,588,206
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	2,686,000	3,008,320

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Cable 4.6%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	$18,534,000	$20,943,420
04/30/21	6.500%	5,000,000	5,425,000
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	13,729,000	15,651,060
Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	15,238,000	15,428,475
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	6,760,000	7,199,400
Cogeco Cable, Inc. (a)
05/01/20	4.875%	2,190,000	2,231,063
DISH DBS Corp.
09/01/19	7.875%	8,675,000	9,889,500
06/01/21	6.750%	14,466,000	15,623,280
07/15/22	5.875%	14,077,000	14,358,540
DISH DBS Corp. (a)
03/15/23	5.000%	2,864,000	2,778,080
Lynx I Corp. Senior Secured (a)
04/15/21	5.375%	19,801,000	21,211,821
Lynx II Corp. Senior Unsecured (a)
04/15/23	6.375%	6,404,000	6,932,330
Quebecor Media, Inc. (a)
Senior Unsecured
01/15/23	5.750%	4,527,000	4,719,397
Quebecor Media, Inc. (b)(c)
01/15/49	9.750%	1,885,000	75,777
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (a)
01/15/23	5.500%	7,231,000	7,456,969
Videotron Ltd.
07/15/22	5.000%	2,947,000	3,035,410
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	196,000	208,740
Total			153,168,262
Media Non-Cable 6.3%
AMC Networks, Inc.
07/15/21	7.750%	17,616,000	20,170,320
12/15/22	4.750%	9,413,000	9,671,858
Clear Channel Worldwide Holdings, Inc. (a)
11/15/22	6.500%	8,464,000	8,993,000
11/15/22	6.500%	32,721,000	35,093,272
DigitalGlobe, Inc. (a)
02/01/21	5.250%	3,103,000	3,134,030
Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	9,388,000	10,444,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (continued)

Intelsat Jackson Holdings SA
04/01/19	7.250%	$5,390,000	$5,929,000
10/15/20	7.250%	9,200,000	10,212,000
Lamar Media Corp.
05/01/23	5.000%	10,009,000	10,184,158
MDC Partners, Inc. (a)
04/01/20	6.750%	10,470,000	10,888,800
National CineMedia LLC
Senior Secured
04/15/22	6.000%	5,576,000	6,077,840
Senior Unsecured
07/15/21	7.875%	4,156,000	4,685,890
Nielsen Finance LLC/Co. (a)
10/01/20	4.500%	16,799,000	17,155,979
Starz LLC/Finance Corp.
09/15/19	5.000%	2,864,000	2,989,300
Univision Communications, Inc. (a)
Senior Secured
05/15/19	6.875%	14,229,000	15,545,182
11/01/20	7.875%	12,209,000	13,735,125
09/15/22	6.750%	10,189,000	11,309,790
XM Satellite Radio, Inc. (a)
11/01/18	7.625%	12,239,000	13,493,498
Ziff Davis Media, Inc. (b)(c)(d)
12/15/11	13.500%	753,352	19,662
Total			209,732,854
Metals 3.2%
Alpha Natural Resources, Inc.
04/15/18	9.750%	9,694,000	10,517,990
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	3,499,000	3,707,190
02/25/22	6.750%	5,794,000	6,325,443
Arch Coal, Inc. (a)
06/15/19	9.875%	8,390,000	8,725,600
CONSOL Energy, Inc.
04/01/20	8.250%	3,412,000	3,821,440
Calcipar SA Senior Secured (a)
05/01/18	6.875%	8,836,000	9,443,475
Compass Minerals International, Inc.
06/01/19	8.000%	1,300,000	1,413,750
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	16,594,000	18,087,460
04/01/22	6.875%	6,050,000	6,488,625
Inmet Mining Corp. (a)
06/01/20	8.750%	13,329,000	14,395,320
06/01/21	7.500%	4,013,000	4,193,585
JMC Steel Group, Inc. Senior Notes (a)
03/15/18	8.250%	10,016,000	10,479,240

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Metals (continued)

Neenah Foundry Co. Secured
07/29/15	15.000%	$969,830	$969,830
Peabody Energy Corp.
11/15/18	6.000%	6,513,000	7,034,040
Total			105,602,988
Non-Captive Consumer 0.2%
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	7,906,000	8,202,475

Non-Captive Diversified 3.8%
AerCap Aviation Solutions BV
05/30/17	6.375%	6,254,000	6,754,320
Air Lease Corp.
03/01/20	4.750%	12,392,000	12,825,720
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	9,926,000	10,968,230
05/15/20	5.375%	6,714,000	7,570,035
08/15/22	5.000%	3,325,000	3,718,444
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	7,375,000	8,591,875
Senior Unsecured
02/15/19	5.500%	16,130,000	18,226,900
International Lease Finance Corp.
Senior Unsecured
03/15/17	8.750%	4,189,000	5,037,272
09/01/17	8.875%	1,620,000	1,972,350
04/15/18	3.875%	4,728,000	4,798,920
04/01/19	5.875%	7,771,000	8,527,818
12/15/20	8.250%	17,022,000	21,277,500
04/15/21	4.625%	7,880,000	8,017,900
01/15/22	8.625%	4,638,000	6,029,400
Total			124,316,684
Oil Field Services 1.0%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	19,441,000	21,190,690
Oil States International, Inc.
06/01/19	6.500%	5,980,000	6,428,500
Oil States International, Inc. (a)
01/15/23	5.125%	5,283,000	5,428,282
Total			33,047,472
Other Financial Institutions 0.1%
FTI Consulting, Inc. (a)
11/15/22	6.000%	2,378,000	2,538,515

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Other Industry 0.4%

Interline Brands, Inc.
11/15/18	7.500%	$8,644,000	$9,335,520
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	4,088,000	4,251,520
Total			13,587,040
Packaging 1.2%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Secured (a)
11/15/22	4.875%	2,348,000	2,394,960
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	13,250,000	13,879,375
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	2,063,000	2,315,718
Senior Secured
08/15/19	7.875%	9,929,000	11,120,480
02/15/21	6.875%	5,000,000	5,450,000
Sealed Air Corp. (a)
12/01/20	6.500%	2,199,000	2,457,382
09/15/21	8.375%	2,581,000	3,019,770
Total			40,637,685
Paper 0.3%
Graphic Packaging International, Inc.
04/15/21	4.750%	8,079,000	8,361,765

Pharmaceuticals 0.5%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	1,987,000	2,299,953
Valeant Pharmaceuticals International (a)
10/15/20	6.375%	11,775,000	13,040,812
Total			15,340,765
Property & Casualty —%
Lumbermens Mutual Casualty Co. (a)(d)
12/01/37	8.300%	180,000	113
12/01/97	8.450%	4,600,000	2,898
Lumbermens Mutual Casualty Co. (d)
Subordinated Notes
07/01/26	9.150%	9,865,000	6,215
Total			9,226
Retailers 1.2%
AutoNation, Inc.
02/01/20	5.500%	423,000	463,185
Claire’s Stores, Inc. Senior Secured (a)
03/15/20	6.125%	4,167,000	4,401,394
L Brands, Inc.
05/01/20	7.000%	2,000,000	2,337,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Retailers (continued)

04/01/21	6.625%	$3,530,000	$4,055,088
02/15/22	5.625%	9,318,000	10,051,792
Penske Automotive Group, Inc. (a)
10/01/22	5.750%	2,527,000	2,675,461
Rite Aid Corp. Senior Secured
08/15/20	8.000%	11,158,000	12,748,015
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	1,927,000	2,155,831
Total			38,888,266
Technology 6.5%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	8,453,000	8,812,253
04/01/20	6.375%	3,030,000	3,272,400
Amkor Technology, Inc. Senior Unsecured
06/01/21	6.625%	13,507,000	13,945,977
Anixter, Inc.
05/01/19	5.625%	1,739,000	1,860,730
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	5,399,000	5,938,900
CDW LLC/Finance Corp.
04/01/19	8.500%	6,351,000	7,113,120
Senior Secured
12/15/18	8.000%	17,821,000	19,981,796
Cardtronics, Inc.
09/01/18	8.250%	4,169,000	4,565,055
CyrusOne LLP/Finance Corp. (a)
11/15/22	6.375%	6,803,000	7,245,195
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	3,467,000	3,623,015
07/15/21	7.000%	2,535,000	2,877,225
04/01/23	5.375%	12,590,000	13,188,025
First Data Corp. (a)
Secured
01/15/21	8.250%	26,636,000	28,300,750
Senior Secured
06/15/19	7.375%	11,546,000	12,556,275
08/15/20	8.875%	1,800,000	2,052,000
11/01/20	6.750%	14,196,000	15,154,230
Flextronics International Ltd. (a)
02/15/20	4.625%	7,370,000	7,535,825
02/15/23	5.000%	5,874,000	5,991,480
Interactive Data Corp.
08/01/18	10.250%	9,650,000	10,976,875
NCR Corp. (a)
07/15/22	5.000%	4,000,000	4,050,000
NXP BV/Funding LLC (a)
02/15/21	5.750%	7,213,000	7,645,780
Senior Unsecured
03/15/23	5.750%	4,564,000	4,826,430

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

Nuance Communications, Inc. (a)
08/15/20	5.375%	$17,834,000	$18,369,020
VeriSign, Inc. (a)
05/01/23	4.625%	5,812,000	5,957,300
Total			215,839,656
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	6,171,000	7,335,776
Avis Budget Car Rental LLC/Finance, Inc. (a)
04/01/23	5.500%	2,474,000	2,551,313
HDTFS, Inc.
10/15/22	6.250%	3,975,000	4,447,031
Hertz Corp. (The)
10/15/20	5.875%	4,650,000	5,080,125
01/15/21	7.375%	2,800,000	3,171,000
Total			22,585,245
Wireless 5.5%
Cricket Communications, Inc.
10/15/20	7.750%	4,724,000	4,806,670
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	18,763,000	19,654,242
MetroPCS Wireless, Inc. (a)
04/01/23	6.625%	5,905,000	6,318,350
NII International Telecom SARL (a)
08/15/19	11.375%	30,455,000	35,175,525
SBA Telecommunications, Inc. (a)
07/15/20	5.750%	13,751,000	14,644,815
Sprint Capital Corp.
11/15/28	6.875%	17,724,000	18,122,790
Sprint Nextel Corp.
Senior Unsecured
08/15/20	7.000%	5,713,000	6,255,735
11/15/22	6.000%	11,600,000	12,093,000
Sprint Nextel Corp. (a)
11/15/18	9.000%	23,916,000	29,416,680
03/01/20	7.000%	8,161,000	9,283,138
Wind Acquisition Finance SA (a)
Senior Secured
02/15/18	7.250%	8,859,000	9,346,245
04/30/20	6.500%	15,962,000	16,720,195
Total			181,837,385
Wirelines 4.6%
CenturyLink, Inc.
Senior Unsecured
04/01/20	5.625%	5,959,000	6,362,097
06/15/21	6.450%	32,592,000	36,084,102

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)

Frontier Communications Corp.
Senior Unsecured
10/01/18	8.125%	$7,000,000	$8,120,000
07/01/21	9.250%	13,663,000	15,951,552
04/15/22	8.750%	2,346,000	2,639,250
01/15/23	7.125%	3,328,000	3,444,480
04/15/24	7.625%	4,793,000	4,996,703
Level 3 Communications, Inc. Senior Unsecured (a)
06/01/19	8.875%	1,244,000	1,374,620
Level 3 Financing, Inc.
04/01/19	9.375%	15,814,000	17,830,285
07/01/19	8.125%	2,904,000	3,201,660
07/15/20	8.625%	5,750,000	6,497,500
Level 3 Financing, Inc. (a)
06/01/20	7.000%	1,750,000	1,850,625
Qwest Communications International, Inc.
04/01/18	7.125%	600,000	624,300
Softbank Corp. Senior Unsecured (a)
04/15/20	4.500%	11,680,000	12,099,826
Windstream Corp.
10/15/20	7.750%	9,094,000	9,980,665
06/01/22	7.500%	8,195,000	9,034,987
08/01/23	6.375%	2,370,000	2,452,950
Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%	5,870,000	6,618,425
tw telecom holdings, Inc.
10/01/22	5.375%	2,957,000	3,097,458
Total			152,261,485
Total Corporate Bonds & Notes (Cost: $2,780,966,791)			$2,977,890,558

Convertible Bonds —%
Wirelines —%
At Home Corp. Subordinated Notes (b)(c)(d)
06/12/15	4.750%	3,896,787	390
Total Convertible Bonds (Cost: $—)			$390

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 6.3%

Automotive 0.1%
Affinia Group, Inc. Tranche B2 Term Loan (f)(g)(h)
04/25/20	4.750%	$3,130,000	$3,165,213

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Chemicals 0.6%
Dupont Performance Coatings, Inc. Tranche B Term Loan (g)(h)
02/01/20	4.750%	$3,375,000	$3,416,850
PQ Corp. Term Loan (g)(h)
08/07/17	4.500%	14,617,365	14,771,871
Total			18,188,721
Construction Machinery 0.4%
CPM Acquisition Corp. (g)(h)
1st Lien Term Loan
08/29/17	6.250%	7,786,870	7,850,177
2nd Lien Term Loan
03/01/18	10.250%	5,020,000	5,045,100
Total			12,895,277
Consumer Cyclical Services 0.3%
New Breed, Inc. Term Loan (g)(h)
10/01/19	6.000%	9,135,105	9,180,781

Consumer Products 0.5%
Serta Simmons Holdings LLC Term Loan (g)(h)
10/01/19	5.000%	5,190,990	5,258,317
Spectrum Brands, Inc. Term Loan (g)(h)
12/17/19	4.500%	1,101,240	1,116,723
Sun Products Corp. (The) Tranche B Term Loan (g)(h)
03/23/20	5.500%	10,013,000	10,088,098
Total			16,463,138

Diversified Manufacturing —%
Apex Tool Group LLC Term Loan (g)(h)
01/31/20	4.500%	1,332,000	1,349,103

Electric —%
BHM Technologies LLC Term Loan (b)(c)(d)(g)(h)
11/26/13	8.500%	1,237,123	3,340

Food and Beverage 0.1%
Hostess Brands, Inc. 1st Lien Term Loan (f)(g)(h)
02/25/20	6.750%	4,721,000	4,827,223

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Gaming 0.2%
ROC Finance LLC (f)(g)(h)
Tranche B Term Loan
03/28/19	5.000%	$4,601,000	$4,641,213
ROC Finance LLC (g)(h)
Tranche B Term Loan
08/19/17	8.500%	2,477,000	2,545,117
Total			7,186,330
Health Care 0.6%
American Renal Holdings, Inc. Tranche B 1st Lien Term Loan (g)(h)
08/20/19	4.500%	5,305,000	5,316,618
ConvaTec, Inc. Term Loan (g)(h)
12/22/16	5.000%	1,136,000	1,155,596
Steward Health Care System LLC Term Loan (f)(g)(h)
04/10/20	6.750%	2,395,000	2,409,969
United Surgical Partners International, Inc. (f)(g)(h)
Term Loan
04/19/17	4.750%	10,140,000	10,203,375
Tranche B Term Loan
04/03/19	5.030%	1,579,043	1,586,937
Total			20,672,495
Life Insurance 0.1%
Alliant Holdings I, Inc. Term Loan (g)(h)
12/20/19	5.000%	3,464,318	3,503,291

Media Cable 0.2%
WideOpenWest Finance LLC Tranche B Term Loan (g)(h)
04/01/19	4.750%	5,373,395	5,442,228

Media Non-Cable 0.2%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (g)(h)
09/16/19	7.500%	6,359,408	6,592,607

Metals 0.6%
FMG Resources August 2006 Proprietary Ltd. Term Loan (g)(h)
10/18/17	5.250%	18,375,191	18,696,757

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Oil Field Services 0.1%
Vantage Drilling Co. 2nd Lien Term Loan (f)(g)(h)
03/28/19	5.750%	$2,415,000	$2,446,709

Property & Casualty 1.0%
Asurion LLC Tranche B1 Term Loan (g)(h)
05/24/19	4.500%	16,301,145	16,482,577
Lonestar Intermediate Super Holdings LLC Term Loan (g)(h)
09/02/19	11.000%	15,855,000	17,014,476
Total			33,497,053

Retailers 0.2%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (g)(h)
08/21/20	5.750%	5,972,000	6,190,993

Technology 1.0%
Ancestry.com, Inc. Term Loan (g)(h)
12/28/18	7.000%	11,932,095	12,066,331
Blue Coat Systems, Inc. Term Loan (g)(h)
02/15/18	5.750%	5,517,308	5,562,163
Freescale Semiconductor, Inc. Tranche B4 Term Loan (g)(h)
03/01/20	5.000%	14,958,665	15,164,347
Total			32,792,841

Wirelines 0.1%
Integra Telecom Holdings, Inc. Term Loan (g)(h)
02/22/19	6.000%	3,023,000	3,083,460

Total Senior Loans (Cost: $204,174,269)			$206,177,560

Issuer		Shares	Value

Common Stocks —%

CONSUMER DISCRETIONARY —%
Auto Components —%
Lear Corp.		1,083	$62,576

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Media —%
Haights Cross Communications, Inc. (b)(c)(e)(i)	275,078	$—
Ziff Davis Holdings, Inc. (b)(c)(i)	6,107	61
Total		61
TOTAL CONSUMER DISCRETIONARY		62,637

FINANCIALS —%
Diversified Financial Services —%
Adelphia Recovery Trust (b)(c)(i)	1,410,902	14,109

TOTAL FINANCIALS		14,109

INDUSTRIALS —%
Airlines —%
Delta Air Lines, Inc. (i)	1,342	23,002
Building Products —%
BHM Technologies LLC (b)(c)	115,119	1,151
TOTAL INDUSTRIALS		24,153
INFORMATION TECHNOLOGY —%
Communications Equipment —%
Loral Space & Communications, Inc.	101	6,214
TOTAL INFORMATION TECHNOLOGY		6,214
MATERIALS —%
Metals & Mining —%
Neenah Enterprises, Inc. (b)(c)(i)	162,528	674,491
TOTAL MATERIALS		674,491
UTILITIES —%
Independent Power Producers & Energy Traders —%
Calpine Corp. Escrow (b)(c)(e)(i)	23,187,000	—
Total Common Stocks (Cost: $4,795,251)		$781,604

Issuer	Shares	Value

Preferred Stocks —%
INDUSTRIALS —%
Industrial Conglomerates —%
BHM Technologies LLC (b)(c)(i)	1,378	$14
Total Preferred Stocks (Cost: $74)		$14

Warrants —%
CONSUMER DISCRETIONARY —%
Auto Components —%
Lear Corp. (i)	121	$13,873
Media —%
ION Media Networks, Inc. (b)(c)(i)
	444	4

Issuer	Shares	Value

Warrants (continued)
TOTAL CONSUMER DISCRETIONARY		$13,877
Total Warrants (Cost: $1,137,893)		$13,877

	Shares	Value

Money Market Funds 3.6%
Columbia Short-Term Cash Fund, 0.126% (j)(k)	120,141,833	$120,141,833
Total Money Market Funds (Cost: $120,141,833)		$120,141,833
Total Investments (Cost: $3,111,216,111) (l)		$3,305,005,836(m)
Other Assets & Liabilities, Net		7,050,460
Net Assets		$3,312,056,296

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2013

At April 30, 2013, $1,472,900 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 10-year	(1,018)	(135,759,849)	June 2013	—	(1,763,008)

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $1,178,365,624 or 35.58% of net assets.

(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2013 was $879,870, representing 0.03% of net assets. Information concerning such security holdings at April 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Adelphia Recovery Trust
Common Stock	05-17-02 - 06-07-02	278,750
At Home Corp.
Subordinated Notes
06/12/15 4.750%	07-26-05	—
BHM Technologies LLC
Common Stock	07-21-06	6,216
BHM Technologies LLC
Preferred Stock	07-21-06	74
BHM Technologies LLC
Term Loan
11/26/13 8.500%	07-21-06 - 03-31-10	2,899,551
Calpine Corp. Escrow
Common Stock	09-29-11	—
Collins & Aikman Products Co.
Senior Subordinated Notes
08/15/12 12.875%	08-12-04 - 04-12-05	5,854,200
Haights Cross Communications, Inc.
Common Stock	01-15-04 - 02-03-06	3,131,160

Security Description	Acquisition Dates	Cost ($)
ION Media Networks, Inc.
Warrant	12-19-05 - 03-12-11	1,137,893
Lear Corp. Escrow Bond
03/31/16 8.750%	11-20-06 - 07-24-08	—
Neenah Enterprises, Inc.
Common Stock	08-02-10	1,376,616
Quebecor Media, Inc.
01/15/49 9.750%	01-17-07	19,718
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	11-27-00 - 04-20-01	82,324
Ziff Davis Holdings, Inc.
Common Stock	07-01-08	61
Ziff Davis Media, Inc.
12/15/11 13.500%	07-01-08 - 04-15-11	551,540

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2013, the value of these securities amounted to $879,870, which represents 0.03% of net assets.

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2013, the value of these securities amounted to $33,309, which represents less than 0.01% of net assets.

(e)	Negligible market value.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	Variable rate security.
(h)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)	Non-income producing.
(j)	The rate shown is the seven-day current annualized yield at April 30, 2013.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	140,378,285	1,040,459,026	(1,060,695,478)	120,141,833	165,943	120,141,833

(l)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $3,111,216,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$212,025,000
Unrealized Depreciation	(18,235,000)
Net Unrealized Appreciation	$193,790,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Automotive	—	68,885,906	691	68,886,597
Electric	—	41,268,110	98,195	41,366,305
Entertainment	—	24,737,015	90,180	24,827,195
Media Cable	—	153,092,485	75,777	153,168,262
Media Non-Cable	—	209,713,192	19,662	209,732,854
All other industries	—	2,479,909,345	—	2,479,909,345
Convertible Bonds
Wirelines	—	—	390	390
Total Bonds	—	2,977,606,053	284,895	2,977,890,948
Equity Securities
Common Stocks
Consumer Discretionary	62,576	—	61	62,637
Financials	—	—	14,109	14,109
Industrials	23,002	—	1,151	24,153
Information Technology	6,214	—	—	6,214
Materials	—	—	674,491	674,491
Preferred Stocks
Industrials	—	—	14	14
Warrants
Consumer Discretionary	13,873	—	4	13,877
Total Equity Securities	105,665	—	689,830	795,495
Other
Senior Loans
Construction Machinery	—	7,850,177	5,045,100	12,895,277
Electric	—	—	3,340	3,340
All other industries	—	193,278,943	—	193,278,943
Money Market Funds	120,141,833	—	—	120,141,833
Total Other	120,141,833	201,129,120	5,048,440	326,319,393
Investments in Securities	120,247,498	3,178,735,173	6,023,165	3,305,005,836
Derivatives
Liabilities
Futures Contracts	(1,763,008)	—	—	(1,763,008)
Total	118,484,490	3,178,735,173	6,023,165	3,303,242,828

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds &	Convertible	Common	Preferred		Senior
	Notes ($)	Bonds ($)	Stocks ($)	Stocks ($)	Warrants ($)	Loans ($)	Total ($)
Balance as of July 31, 2012	297,693	390	1,209,902	14	4	3,340	1,511,343
Accrued discounts/premiums	4,541	—	—	—	—	12,238	16,779
Realized gain (loss)	1,655	—	—	—	—	—	1,655
Change in unrealized appreciation (depreciation)(a)	(3,679)	—	(520,090)	—	—	113,262	(410,507)
Sales	(15,705)	—	—	—	—	—	(15,705)
Purchases	—	—	—	—	—	4,919,600	4,919,600
Balance as of April 30, 2013	284,505	390	689,812	14	4	5,048,440	6,023,165

(a)Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2013 was $(410,507) which is comprised of Corporate Bonds & Notes of $(3,679),  Common Stocks of $(520,090) and Senior Loans of $113,262.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, convertible bonds, common stocks and warrants classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain senior loans as well as common and preferred stocks classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Certain corporate bonds and senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Inflation Protected Securities Fund

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 11.3%
Aerospace & Defense 0.5%
L-3 Communications Corp.
10/15/19	5.200%	$250,000	$284,104
02/15/21	4.950%	1,250,000	1,410,160
Total			1,694,264
Automotive 0.1%
Ford Motor Credit Co. LLC Senior Unsecured
01/16/18	2.375%	500,000	502,143
Banking 1.7%
Associates Corp. of North America Senior Unsecured
11/01/18	6.950%	500,000	616,222
Bank of America Corp.
Senior Unsecured
09/01/17	6.000%	1,000,000	1,162,843
07/01/20	5.625%	250,000	296,329
Goldman Sachs Group, Inc. (The)
Senior Unsecured
04/01/18	6.150%	250,000	295,368
02/15/19	7.500%	500,000	629,127
ING Bank NV (a)(b)
Senior Unsecured
09/25/15	1.924%	500,000	509,030
03/07/16	1.231%	500,000	499,723
Macquarie Bank Ltd. Senior Unsecured (a)
02/22/17	5.000%	500,000	557,409
Morgan Stanley
08/28/17	6.250%	250,000	291,853
04/01/18	6.625%	250,000	299,703
Senior Unsecured
05/13/19	7.300%	250,000	313,133
Morgan Stanley (b)
Senior Unsecured
02/25/16	1.538%	500,000	502,759
Total			5,973,499
Chemicals 0.9%
Agrium, Inc. Senior Unsecured
10/01/22	3.150%	550,000	552,444
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	2,500,000	2,848,970
Total			3,401,414
Electric 0.1%
Appalachian Power Co. Senior Unsecured (b)
08/16/13	0.665%	110,000	110,097

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
FirstEnergy Corp. Senior Unsecured
03/15/18	2.750%	$90,000	$91,736
Total			201,833
Gas Pipelines 0.3%
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	250,000	288,403
Energy Transfer Partners LP Senior Unsecured
02/01/43	5.150%	750,000	782,254
Total			1,070,657
Independent Energy 0.2%
Hess Corp. Senior Unsecured
08/15/31	7.300%	500,000	647,213
Integrated Energy 0.4%
Murphy Oil Corp. Senior Unsecured
12/01/22	3.700%	1,500,000	1,499,365
Media Cable 0.4%
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	1,250,000	1,312,889
Media Non-Cable 0.1%
Reed Elsevier Capital, Inc. (a)
10/15/22	3.125%	235,000	232,527
Metals 2.1%
Alcoa, Inc.
Senior Unsecured
07/15/18	6.750%	250,000	284,762
02/23/19	5.720%	500,000	539,349
04/15/21	5.400%	1,000,000	1,045,626
02/23/22	5.870%	250,000	267,063
Anglo American Capital PLC (a)
09/27/22	4.125%	500,000	522,590
ArcelorMittal Senior Unsecured
06/01/18	6.125%	750,000	821,545
Freeport-McMoRan Copper & Gold, Inc. (a)
Senior Unsecured
03/15/20	3.100%	1,250,000	1,257,822
03/15/23	3.875%	500,000	503,994
03/15/43	5.450%	500,000	507,218

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Vale Overseas Ltd.
01/11/22	4.375%	$1,000,000	$1,052,380
Vale SA Senior Unsecured
09/11/42	5.625%	750,000	783,506
Total			7,585,855
Non-Captive Consumer 0.4%
HSBC Finance Corp. Senior Unsecured (b)
06/01/16	0.717%	250,000	247,507
SLM Corp.
Senior Unsecured
09/25/17	4.625%	1,000,000	1,040,129
01/25/23	5.500%	250,000	250,219
Total			1,537,855
Oil Field Services 0.4%
Weatherford International Ltd.
03/15/18	6.000%	500,000	571,618
04/15/22	4.500%	750,000	798,607
Total			1,370,225
Property & Casualty 0.5%
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	1,500,000	1,669,648
REITs 0.1%
Duke Realty LP Senior Unsecured
10/15/22	3.875%	500,000	520,845
Supermarkets 0.1%
Safeway, Inc. Senior Unsecured
12/01/21	4.750%	250,000	273,656
Technology 1.2%
Autodesk, Inc. Senior Unsecured
12/15/22	3.600%	500,000	508,970
Hewlett-Packard Co.
Senior Unsecured
12/01/20	3.750%	500,000	498,845
12/09/21	4.650%	1,250,000	1,293,399
Motorola Solutions, Inc. Senior Unsecured
03/01/23	3.500%	500,000	509,371
Xerox Corp.
Senior Unsecured
05/15/18	6.350%	500,000	591,078

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
12/15/19	5.625%	$250,000	$289,793
05/15/21	4.500%	750,000	816,085
Total			4,507,541
Wirelines 1.8%
BellSouth Corp.
Senior Unsecured
10/15/31	6.875%	500,000	611,957
11/15/34	6.000%	508,000	575,089
CenturyLink, Inc. Senior Unsecured
04/01/17	6.000%	750,000	834,537
Telecom Italia Capital SA
10/01/15	5.250%	1,000,000	1,067,304
06/04/18	6.999%	500,000	580,137
Telefonica Emisiones SAU
04/27/15	3.729%	500,000	518,599
04/27/18	3.192%	710,000	718,631
07/15/19	5.877%	1,000,000	1,126,762
Verizon New York, Inc.
04/01/32	7.375%	300,000	389,882
Total			6,422,898
Total Corporate Bonds & Notes (Cost: $39,257,495)			$40,424,327

Residential Mortgage-Backed Securities - Non-Agency 1.1%
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (c)
04/25/33	5.500%	575,179	595,604
JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A5 (a)(b)(c)
04/26/37	4.500%	1,606,000	1,610,822
Morgan Stanley Re-Remic Trust CMO Series 2010-R9 Class 3A (a)(c)
11/26/36	3.250%	1,181,124	1,200,161
PennyMac Loan Trust Series 2011-NPL1 Class A (a)(b)(c)
09/25/51	5.250%	141,815	141,778
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4 (a)(b)(c)
06/27/32	4.000%	302,478	303,454
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $3,765,366)			$3,851,819

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 1.0%
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A2 (c)
03/10/39	5.381%	$153,178	$157,757
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB19 Class A4 (b)(c)
02/12/49	5.910%	1,000,000	1,156,557
Morgan Stanley Capital I, Inc. Series 2007-IQ15 Class A4 (b)(c)
06/11/49	6.094%	1,000,000	1,165,438
Morgan Stanley Re-Remic Trust Series 2010-GG10 Class A4A (a)(b)(c)
08/15/45	5.982%	1,000,000	1,152,507
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $3,515,783)			$3,632,259

Asset-Backed Securities - Non-Agency 0.9%
Carlyle Global Market Strategies Series 2013-2A Class A1 (a)(b)(d)
04/18/25	1.464%	1,170,000	1,170,000
ING Investment Management CLO V Ltd. Series 2007-5A Class A1A (a)(b)(d)
05/01/22	0.504%	1,000,000	973,125
Oak Hill Credit Partners Series 2013-8A Class B (a)(b)(e)
04/20/25	1.928%	1,000,000	1,000,000
Total Asset-Backed Securities - Non-Agency (Cost: $3,143,141)			$3,143,125

Inflation-Indexed Bonds(f) 83.4%
MEXICO 1.8%
Mexican Udibonos
06/16/16	5.000%	MXN 3,728,643	3,459,878
12/14/17	3.500%	MXN 1,988,610	1,834,378
12/10/20	2.500%	MXN 1,242,881	1,136,479
Total			6,430,735
TURKEY 1.8%
Turkey Government Bond
05/21/14	9.000%	TRY 3,357,880	2,060,982
02/11/15	4.500%	TRY 3,186,765	1,923,060
02/23/22	3.000%	TRY 3,783,727	2,485,977
Total			6,470,019
UNITED STATES 79.8%
U.S. Treasury Inflation-Indexed Bond
01/15/14	2.000%	314,123	320,332
04/15/14	1.250%	9,324,670	9,511,163
01/15/15	1.625%	3,647,640	3,832,017
04/15/15	0.500%	10,980,927	11,373,836

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds (f) (continued)
UNITED STATES (CONTINUED)
07/15/15	1.875%	$9,250,400	$9,996,935
01/15/16	2.000%	9,065,485	9,948,663
04/15/16	0.125%	24,191,630	25,342,619
07/15/16	2.500%	18,393,760	20,950,198
01/15/17	2.375%	20,146,875	23,164,192
04/15/17	0.125%	2,555,425	3,264,876
01/15/19	2.125%	5,677,087	6,857,746
01/15/20	1.375%	13,957,060	16,506,401
01/15/21	1.125%	5,041,270	5,922,705
01/15/22	0.125%	5,641,680	6,138,853
01/15/23	0.125%	22,128,040	23,329,796
01/15/29	2.500%	28,115,100	39,919,056
04/15/29	3.875%	19,065,510	31,455,117
02/15/42	0.750%	21,576,660	23,410,676
02/15/43	0.625%	12,622,625	13,193,597
Total			284,438,778
Total Inflation-Indexed Bonds (Cost: $281,980,768)			$297,339,532

Foreign Government Obligations(f) 2.2%
AUSTRALIA 0.9%
New South Wales Treasury Corp. Government Liquid Guaranteed
03/01/17	5.500%	AUD 2,760,000	3,113,169
MEXICO 0.5%
Mexican Bonos
06/16/16	6.250%	MXN 1,250,000	1,095,403
Petroleos Mexicanos (a)
01/30/23	3.500%	500,000	508,750
Total			1,604,153
TURKEY 0.8%
Turkey Government Bond
01/12/22	9.500%	TRY 2,000,000	1,351,555
Turkey Government Bond (g)
04/09/14	0.000%	TRY 3,000,000	1,595,348
Total			2,946,903
Total Foreign Government Obligations (Cost: $7,067,128)			$7,664,225

		Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.126% (h)(i)		1,092,653	$1,092,653
Total Money Market Funds (Cost: $1,092,653)			$1,092,653

Total Investments
(Cost: $339,822,334) (j)	$357,147,940(k)
Other Assets & Liabilities, Net	(734,501)
Net Assets	$356,413,439

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2013

At April 30, 2013, $153,471 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
Japanese Government Bond, 10-year	(1)	(1,482,587)	June 2013	12,615	—
U.S. Treasury Long Bond, 20-year	(33)	(4,896,375)	June 2013	—	(44,745)
U.S. Treasury Note, 10-year	(55)	(7,334,766)	June 2013	—	(16,190)
Total				12,615	(60,935)

Forward Foreign Currency Exchange Contracts Open at April 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	May 17, 2013	5,900,000	3,279,782	—	(5,781)
		(TRY)	(USD)
UBS Securities LLC	May 23, 2013	23,816,000	1,933,012	—	(24,871)
		(MXN)	(USD)
Total				—	(30,652)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $14,320,558 or 4.02% of net assets.

(b)	Variable rate security.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2013, the value of these securities amounted to $2,143,125, which represents 0.60% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2013.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,591,268	122,276,008	(127,774,623)	1,092,653	3,196	1,092,653

(j)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $339,822,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,486,000
Unrealized Depreciation	(160,000)
Net Unrealized Appreciation	$17,326,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

Currency Legend
AUD	Australian Dollar
MXN	Mexican Peso

TRY	Turkish Lira
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	40,424,327	—	40,424,327
Residential Mortgage-Backed Securities - Non-Agency	—	3,851,819	—	3,851,819
Commercial Mortgage-Backed Securities - Non-Agency	—	3,632,259	—	3,632,259
Asset-Backed Securities - Non-Agency	—	—	3,143,125	3,143,125
Inflation-Indexed Bonds	—	297,339,532	—	297,339,532
Foreign Government Obligations	—	7,664,225	—	7,664,225
Total Bonds	—	352,912,162	3,143,125	356,055,287
Other
Money Market Funds	1,092,653	—	—	1,092,653
Total Other	1,092,653	—	—	1,092,653
Investments in Securities	1,092,653	352,912,162	3,143,125	357,147,940
Derivatives
Assets
Futures Contracts	12,615	—	—	12,615
Liabilities
Futures Contracts	(60,935)	—	—	(60,935)
Forward Foreign Currency Exchange Contracts	—	(30,652)	—	(30,652)
Total	1,044,333	352,881,510	3,143,125	357,068,968

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential
	Mortgage-Backed	Asset-Backed
	Securities -	Securities -
	Non-Agency ($)	Non-Agency ($)	Total ($)
Balance as of July 31, 2012	1,566,957	—	1,566,957
Accrued discounts/premiums	—	—	—
Realized gain (loss)	5,522	—	5,522
Change in unrealized appreciation (depreciation)(a)	(19)	—	(19)
Sales	(1,572,460)	—	(1,572,460)
Purchases	—	3,143,125	3,143,125
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of April 30, 2013	—	3,143,125	3,143,125

(a)Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2013 was $0.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Large Core Quantitative Fund

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%

CONSUMER DISCRETIONARY 11.4%
Media 5.5%
Comcast Corp., Class A	2,054,600	$84,854,980
DIRECTV (a)	1,086,061	61,427,610
Discovery Communications, Inc., Class A (a)	628,500	49,538,370
Total		195,820,960
Multiline Retail 0.1%
Macy’s, Inc.	89,500	3,991,700
Specialty Retail 5.8%
Gap, Inc. (The)	1,645,800	62,523,942
Home Depot, Inc. (The)	494,700	36,286,245
Ross Stores, Inc.	565,066	37,333,911
TJX Companies, Inc.	1,462,800	71,340,756
Total		207,484,854
TOTAL CONSUMER DISCRETIONARY		407,297,514
CONSUMER STAPLES 11.4%
Beverages 0.3%
Coca-Cola Enterprises, Inc.	282,121	10,334,092
Food & Staples Retailing 4.9%
CVS Caremark Corp.	320,300	18,635,054
Kroger Co. (The)	1,757,558	60,424,844
Safeway, Inc.	695,600	15,664,912
Wal-Mart Stores, Inc.	1,013,992	78,807,458
Total		173,532,268
Food Products 2.0%
Campbell Soup Co.	925,700	42,961,737
General Mills, Inc.	568,700	28,673,854
Total		71,635,591
Household Products 0.3%
Kimberly-Clark Corp.	119,700	12,351,843
Tobacco 3.9%
Lorillard, Inc.	1,392,500	59,724,325
Philip Morris International, Inc.	828,349	79,181,881
Total		138,906,206
TOTAL CONSUMER STAPLES		406,760,000
ENERGY 10.1%
Energy Equipment & Services 0.9%
Diamond Offshore Drilling, Inc.	472,000	32,615,200

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 9.2%
Apache Corp.	245,646	$18,148,326
Chevron Corp.	745,971	91,015,922
ConocoPhillips	1,259,884	76,159,988
Exxon Mobil Corp.	665,341	59,208,695
HollyFrontier Corp.	100,400	4,964,780
Tesoro Corp.	405,693	21,664,006
Valero Energy Corp.	1,425,405	57,472,330
Total		328,634,047
TOTAL ENERGY		361,249,247
FINANCIALS 15.6%
Capital Markets 1.9%
BlackRock, Inc.	113,200	30,167,800
Goldman Sachs Group, Inc. (The)	263,100	38,431,017
Total		68,598,817
Commercial Banks 0.7%
Comerica, Inc.	151,100	5,477,375
Fifth Third Bancorp	1,200,000	20,436,000
Total		25,913,375
Consumer Finance 0.6%
Discover Financial Services	137,355	6,007,908
SLM Corp.	661,100	13,651,715
Total		19,659,623
Diversified Financial Services 5.2%
Citigroup, Inc.	1,796,600	83,829,356
JPMorgan Chase & Co.	2,053,685	100,651,102
Total		184,480,458
Insurance 4.8%
Aflac, Inc.	367,666	20,015,737
Aon PLC	575,700	34,743,495
Lincoln National Corp.	628,483	21,374,707
MetLife, Inc.	749,600	29,226,904
Prudential Financial, Inc.	1,084,800	65,543,616
Total		170,904,459
Real Estate Investment Trusts (REITs) 2.4%
Public Storage	67,900	11,203,500
Simon Property Group, Inc.	424,730	75,631,671
Total		86,835,171
TOTAL FINANCIALS		556,391,903

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 12.6%
Biotechnology 2.3%
Amgen, Inc.	164,600	$17,152,966
Celgene Corp. (a)	175,000	20,662,250
Gilead Sciences, Inc. (a)	573,800	29,057,232
Onyx Pharmaceuticals, Inc. (a)	44,000	4,171,200
Vertex Pharmaceuticals, Inc. (a)	158,000	12,137,560
Total		83,181,208
Health Care Equipment & Supplies 1.6%
Becton Dickinson and Co.	271,700	25,621,310
St. Jude Medical, Inc.	751,200	30,964,464
Total		56,585,774
Health Care Providers & Services 1.3%
AmerisourceBergen Corp.	187,400	10,142,088
Cardinal Health, Inc.	147,300	6,513,606
Humana, Inc.	193,100	14,310,641
McKesson Corp.	141,200	14,941,784
UnitedHealth Group, Inc.	30,200	1,809,886
Total		47,718,005
Pharmaceuticals 7.4%
Bristol-Myers Squibb Co.	1,815,700	72,119,604
Eli Lilly & Co.	1,348,673	74,689,511
Pfizer, Inc.	3,996,209	116,169,795
Total		262,978,910
TOTAL HEALTH CARE		450,463,897
INDUSTRIALS 10.0%
Aerospace & Defense 3.3%
Northrop Grumman Corp.	830,637	62,912,446
Raytheon Co.	913,084	56,045,096
Total		118,957,542
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	660,295	56,679,723
Airlines 0.6%
Southwest Airlines Co.	1,531,500	20,981,550
Electrical Equipment 2.0%
Emerson Electric Co.	557,700	30,957,927
Rockwell Automation, Inc.	492,500	41,754,150
Total		72,712,077
Industrial Conglomerates 1.4%
Danaher Corp.	763,700	46,539,878

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates (continued)
General Electric Co.	217,068	$4,838,446
Total		51,378,324
Machinery 0.5%
Dover Corp.	123,200	8,498,336
Illinois Tool Works, Inc.	114,800	7,411,488
Total		15,909,824
Professional Services 0.6%
Dun & Bradstreet Corp. (The)	218,500	19,326,325
TOTAL INDUSTRIALS		355,945,365
INFORMATION TECHNOLOGY 17.9%
Communications Equipment 2.4%
Cisco Systems, Inc.	4,059,300	84,920,556
Computers & Peripherals 4.3%
Apple, Inc.	348,811	154,436,070
Internet Software & Services 1.3%
Google, Inc., Class A (a)	47,350	39,043,390
VeriSign, Inc. (a)	202,600	9,333,782
Total		48,377,172
IT Services 2.5%
International Business Machines Corp. (b)	17,581	3,560,856
Mastercard, Inc., Class A	132,932	73,502,091
Visa, Inc., Class A	63,400	10,680,364
Total		87,743,311
Semiconductors & Semiconductor Equipment 1.4%
Broadcom Corp., Class A	200,000	7,200,000
NVIDIA Corp.	3,241,200	44,631,324
Total		51,831,324
Software 6.0%
CA, Inc.	342,300	9,231,831
Microsoft Corp.	3,748,170	124,064,427
Oracle Corp.	2,088,500	68,461,030
VMware, Inc., Class A (a)	160,119	11,288,389
Total		213,045,677
TOTAL INFORMATION TECHNOLOGY		640,354,110

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.0%
Chemicals 3.0%
CF Industries Holdings, Inc.	282,774	$52,740,179
Eastman Chemical Co.	717,900	47,848,035
LyondellBasell Industries NV, Class A	120,400	7,308,280
Total		107,896,494
TOTAL MATERIALS		107,896,494
TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 3.5%
AT&T, Inc.	720,400	26,986,184
Verizon Communications, Inc.	1,837,774	99,074,396
Total		126,060,580
TOTAL TELECOMMUNICATION SERVICES		126,060,580
UTILITIES 3.9%
Electric Utilities 1.4%
American Electric Power Co., Inc.	522,800	26,887,604
Edison International	153,200	8,242,160
Entergy Corp.	204,900	14,595,027
Total		49,724,791

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power Producers & Energy Traders 1.0%
AES Corp. (The)	2,589,576	$35,891,523
Multi-Utilities 1.5%
Ameren Corp.	121,100	4,389,875
Public Service Enterprise Group, Inc.	1,289,399	47,204,898
Total		51,594,773
TOTAL UTILITIES		137,211,087
Total Common Stocks (Cost: $2,878,291,480)		$3,549,630,197

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.126% (c)(d)	22,476,785	$22,476,785
Total Money Market Funds (Cost: $22,476,785)		$22,476,785
Total Investments
(Cost: $2,900,768,265) (e)		$3,572,106,982(f)
Other Assets & Liabilities, Net		1,249,344
Net Assets		$3,573,356,326

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2013

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
S&P 500 Index	66	26,271,300	June 2013	495,647	—

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At April 30, 2013, investments in securities included securities valued at $1,950,000 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contacts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	24,696,795	246,634,524	(248,854,534)	22,476,785	30,578	22,476,785

(e)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $2,900,768,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$684,365,000
Unrealized Depreciation	(13,026,000)
Net Unrealized Appreciation	$671,339,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	407,297,514	—	—	407,297,514
Consumer Staples	406,760,000	—	—	406,760,000
Energy	361,249,247	—	—	361,249,247
Financials	556,391,903	—	—	556,391,903
Health Care	450,463,897	—	—	450,463,897
Industrials	355,945,365	—	—	355,945,365
Information Technology	640,354,110	—	—	640,354,110
Materials	107,896,494	—	—	107,896,494
Telecommunication Services	126,060,580	—	—	126,060,580
Utilities	137,211,087	—	—	137,211,087
Total Equity Securities	3,549,630,197	—	—	3,549,630,197
Other
Money Market Funds	22,476,785	—	—	22,476,785
Total Other	22,476,785	—	—	22,476,785
Investments in Securities	3,572,106,982	—	—	3,572,106,982
Derivatives
Assets
Futures Contracts	495,647	—	—	495,647
Total	3,572,602,629	—	—	3,572,602,629

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Growth Quantitative Fund

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
CONSUMER DISCRETIONARY 16.6%
Auto Components 1.1%
Delphi Automotive PLC	122,800	$5,674,588
Hotels, Restaurants & Leisure 1.5%
Bally Technologies, Inc. (a)	32,000	1,704,960
Brinker International, Inc.	13,900	540,710
International Game Technology	257,400	4,362,930
Yum! Brands, Inc.	10,600	722,072
Total		7,330,672
Internet & Catalog Retail 0.2%
Netflix, Inc. (a)	4,300	929,101
Leisure Equipment & Products 0.3%
Polaris Industries, Inc.	16,200	1,396,278
Media 6.4%
Comcast Corp., Class A	283,300	11,700,290
DIRECTV (a)	185,700	10,503,192
Discovery Communications, Inc., Class A (a)	121,900	9,608,158
Total		31,811,640
Specialty Retail 7.1%
Aaron’s, Inc.	300,787	8,635,595
American Eagle Outfitters, Inc.	271,500	5,280,675
Gap, Inc. (The)	248,100	9,425,319
Home Depot, Inc. (The)	14,600	1,070,910
TJX Companies, Inc.	219,964	10,727,644
Total		35,140,143
TOTAL CONSUMER DISCRETIONARY		82,282,422
CONSUMER STAPLES 13.1%
Beverages 1.0%
Coca-Cola Co. (The)	58,500	2,476,305
PepsiCo, Inc.	28,000	2,309,160
Total		4,785,465
Food & Staples Retailing 5.0%
CVS Caremark Corp.	34,100	1,983,938
Kroger Co. (The)	272,843	9,380,342
Wal-Mart Stores, Inc.	174,965	13,598,280
Total		24,962,560
Food Products 2.6%
Campbell Soup Co.	142,958	6,634,681
General Mills, Inc.	50,000	2,521,000

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Hershey Co. (The)	43,300	$3,860,628
Total		13,016,309
Tobacco 4.5%
Altria Group, Inc.	216,124	7,890,687
Lorillard, Inc.	213,400	9,152,726
Philip Morris International, Inc.	54,500	5,209,655
Total		22,253,068
TOTAL CONSUMER STAPLES		65,017,402
ENERGY 3.6%
Energy Equipment & Services 1.5%
Halliburton Co.	23,900	1,022,203
Oceaneering International, Inc.	21,200	1,487,604
RPC, Inc.	371,000	4,912,040
Total		7,421,847
Oil, Gas & Consumable Fuels 2.1%
EOG Resources, Inc.	81,300	9,850,308
World Fuel Services Corp.	19,000	770,450
Total		10,620,758
TOTAL ENERGY		18,042,605
FINANCIALS 4.6%
Consumer Finance 0.1%
American Express Co.	5,300	362,573
Insurance 1.6%
Allied World Assurance Co. Holdings AG	10,700	971,667
Aon PLC	119,800	7,229,930
Total		8,201,597
Real Estate Investment Trusts (REITs) 2.9%
Extra Space Storage, Inc.	134,800	5,874,584
Simon Property Group, Inc.	47,000	8,369,290
Total		14,243,874
TOTAL FINANCIALS		22,808,044
HEALTH CARE 12.9%
Biotechnology 4.4%
Amgen, Inc.	28,500	2,969,985
Celgene Corp. (a)	47,700	5,631,939
Gilead Sciences, Inc. (a)	158,700	8,036,568
Onyx Pharmaceuticals, Inc. (a)	18,400	1,744,320

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc. (a)	4,600	$991,208
Vertex Pharmaceuticals, Inc. (a)	29,800	2,289,236
Total		21,663,256
Health Care Equipment & Supplies 1.6%
Becton Dickinson and Co.	87,000	8,204,100
Health Care Providers & Services 1.4%
AmerisourceBergen Corp.	30,100	1,629,012
Express Scripts Holding Co. (a)	24,100	1,430,817
McKesson Corp.	37,500	3,968,250
Total		7,028,079
Life Sciences Tools & Services 0.3%
Covance, Inc. (a)	18,300	1,364,448
Pharmaceuticals 5.2%
Bristol-Myers Squibb Co.	256,400	10,184,208
Eli Lilly & Co.	171,619	9,504,260
Warner Chilcott PLC, Class A	421,200	6,056,856
Total		25,745,324
TOTAL HEALTH CARE		64,005,207
INDUSTRIALS 12.5%
Aerospace & Defense 1.7%
Boeing Co. (The)	95,000	8,683,950
Air Freight & Logistics 2.5%
United Parcel Service, Inc., Class B	145,200	12,463,968
Airlines 0.8%
Southwest Airlines Co.	288,200	3,948,340
Electrical Equipment 3.5%
Emerson Electric Co.	165,356	9,178,912
Rockwell Automation, Inc.	95,100	8,062,578
Total		17,241,490
Industrial Conglomerates 1.8%
Danaher Corp.	150,900	9,195,846
Machinery 2.0%
IDEX Corp.	52,100	2,710,763
Illinois Tool Works, Inc.	108,600	7,011,216
Total		9,721,979

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services 0.2%
Verisk Analytics, Inc., Class A (a)	16,400	$1,005,156
TOTAL INDUSTRIALS		62,260,729
INFORMATION TECHNOLOGY 28.2%
Communications Equipment 0.1%
QUALCOMM, Inc.	9,100	560,742
Computers & Peripherals 7.9%
Apple, Inc.	78,111	34,583,645
EMC Corp. (a)	61,500	1,379,445
Western Digital Corp.	60,900	3,366,552
Total		39,329,642
Internet Software & Services 4.2%
Google, Inc., Class A (a)	19,540	16,112,098
VeriSign, Inc. (a)	103,200	4,754,424
Total		20,866,522
IT Services 5.0%
Accenture PLC, Class A	76,600	6,238,304
International Business Machines Corp.	30,420	6,161,267
Mastercard, Inc., Class A	22,400	12,385,632
Total		24,785,203
Semiconductors & Semiconductor Equipment 1.8%
Broadcom Corp., Class A	94,600	3,405,600
Linear Technology Corp.	154,500	5,639,250
Total		9,044,850
Software 9.2%
Microsoft Corp. (b)	747,990	24,758,469
Oracle Corp.	458,600	15,032,908
SolarWinds, Inc. (a)	111,000	5,644,350
Total		45,435,727
TOTAL INFORMATION TECHNOLOGY		140,022,686
MATERIALS 4.1%
Chemicals 4.1%
CF Industries Holdings, Inc.	41,100	7,665,561
LyondellBasell Industries NV, Class A	115,300	6,998,710
PPG Industries, Inc.	39,800	5,856,172
Total		20,520,443
TOTAL MATERIALS		20,520,443

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.8%
Verizon Communications, Inc.	259,200	$13,973,472
TOTAL TELECOMMUNICATION SERVICES		13,973,472
Total Common Stocks (Cost: $391,458,331)		$488,933,010

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.126% (c)(d)	8,211,407	$8,211,407
Total Money Market Funds (Cost: $8,211,407)		$8,211,407
Total Investments
(Cost: $399,669,738) (e)		$497,144,417(f)
Other Assets & Liabilities, Net		(600,108)
Net Assets		$496,544,309

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2013

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
S&P 500 Index	21	8,359,050	June 2013	135,289	—

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At April 30, 2013, investments in securities included securities valued at $ 751,370 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,515,604	99,993,733	(100,297,930)	8,211,407	11,232	8,211,407

(e)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $ 399,670,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$98,974,000
Unrealized Depreciation	(1,500,000)
Net Unrealized Appreciation	$97,474,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	82,282,422	—	—	82,282,422
Consumer Staples	65,017,402	—	—	65,017,402
Energy	18,042,605	—	—	18,042,605
Financials	22,808,044	—	—	22,808,044
Health Care	64,005,207	—	—	64,005,207
Industrials	62,260,729	—	—	62,260,729
Information Technology	140,022,686	—	—	140,022,686
Materials	20,520,443	—	—	20,520,443
Telecommunication Services	13,973,472	—	—	13,973,472
Total Equity Securities	488,933,010	—	—	488,933,010
Other
Money Market Funds	8,211,407	—	—	8,211,407
Total Other	8,211,407	—	—	8,211,407
Investments in Securities	497,144,417	—	—	497,144,417
Derivatives
Assets
Futures Contracts	135,289	—	—	135,289
Total	497,279,706	—	—	497,279,706

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Value Quantitative Fund

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
CONSUMER DISCRETIONARY 8.4%
Automobiles 1.9%
General Motors Co. (a)	176,300	$5,437,092
Media 3.7%
Comcast Corp., Class A	150,100	6,199,130
Gannett Co., Inc.	219,800	4,431,168
Total		10,630,298
Multiline Retail 1.4%
Dillard’s, Inc., Class A	19,100	1,574,031
Macy’s, Inc.	59,900	2,671,540
Total		4,245,571
Specialty Retail 1.4%
Aaron’s, Inc.	141,700	4,068,207
TOTAL CONSUMER DISCRETIONARY		24,381,168
CONSUMER STAPLES 7.3%
Food & Staples Retailing 3.8%
CVS Caremark Corp.	72,300	4,206,414
Safeway, Inc.	180,300	4,060,356
Wal-Mart Stores, Inc.	33,600	2,611,392
Total		10,878,162
Food Products 0.4%
Tyson Foods, Inc., Class A	47,900	1,179,777
Household Products 0.7%
Procter & Gamble Co. (The)	27,100	2,080,467
Tobacco 2.4%
Altria Group, Inc.	83,500	3,048,585
Philip Morris International, Inc.	41,400	3,957,426
Total		7,006,011
TOTAL CONSUMER STAPLES		21,144,417
ENERGY 14.8%
Energy Equipment & Services 0.7%
Diamond Offshore Drilling, Inc.	20,200	1,395,820
RPC, Inc.	49,300	652,732
Total		2,048,552
Oil, Gas & Consumable Fuels 14.1%
Apache Corp.	8,100	598,428
Chevron Corp.	87,500	10,675,875
ConocoPhillips	113,200	6,842,940

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. (b)	111,000	$9,877,890
Marathon Oil Corp.	143,200	4,678,344
Tesoro Corp.	56,100	2,995,740
Valero Energy Corp.	126,000	5,080,320
Total		40,749,537
TOTAL ENERGY		42,798,089
FINANCIALS 27.3%
Capital Markets 3.4%
American Capital Ltd. (a)	148,800	2,251,344
BlackRock, Inc.	9,000	2,398,500
Goldman Sachs Group, Inc. (The)	34,200	4,995,594
Total		9,645,438
Commercial Banks 3.3%
CapitalSource, Inc.	241,800	2,164,110
Fifth Third Bancorp	163,100	2,777,593
Popular, Inc. (a)	64,000	1,823,360
Wells Fargo & Co.	75,300	2,859,894
Total		9,624,957
Consumer Finance 2.1%
Discover Financial Services	119,700	5,235,678
SLM Corp.	42,000	867,300
Total		6,102,978
Diversified Financial Services 6.6%
Citigroup, Inc.	173,600	8,100,176
JPMorgan Chase & Co.	224,700	11,012,547
Total		19,112,723
Insurance 8.1%
Aflac, Inc.	36,300	1,976,172
Aon PLC	64,600	3,898,610
Axis Capital Holdings Ltd.	50,200	2,240,426
Berkshire Hathaway, Inc., Class B (a)	16,500	1,754,280
Everest Re Group Ltd.	13,700	1,849,363
MetLife, Inc.	104,800	4,086,152
Prudential Financial, Inc.	85,600	5,171,952
Reinsurance Group of America, Inc.	39,500	2,470,725
Total		23,447,680
Real Estate Investment Trusts (REITs) 3.8%
Annaly Capital Management, Inc.	75,700	1,206,658
Corrections Corp. of America	110,400	3,996,480
Extra Space Storage, Inc.	17,200	749,576

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	28,100	$5,003,767
Total		10,956,481
TOTAL FINANCIALS		78,890,257
HEALTH CARE 11.5%
Health Care Equipment & Supplies 1.6%
Becton Dickinson and Co.	44,000	4,149,200
St. Jude Medical, Inc.	11,900	490,518
Total		4,639,718
Health Care Providers & Services 1.9%
Aetna, Inc.	30,000	1,723,200
Cardinal Health, Inc.	73,400	3,245,748
WellPoint, Inc.	6,400	466,688
Total		5,435,636
Pharmaceuticals 8.0%
Bristol-Myers Squibb Co.	117,000	4,647,240
Eli Lilly & Co.	95,000	5,261,100
Johnson & Johnson	12,200	1,039,806
Merck & Co., Inc.	7,800	366,600
Pfizer, Inc.	405,100	11,776,257
Total		23,091,003
TOTAL HEALTH CARE		33,166,357
INDUSTRIALS 8.4%
Aerospace & Defense 3.1%
Northrop Grumman Corp.	70,400	5,332,096
Raytheon Co.	59,300	3,639,834
Total		8,971,930
Air Freight & Logistics 0.7%
FedEx Corp.	19,700	1,851,997
Construction & Engineering 0.9%
AECOM Technology Corp. (a)	91,500	2,659,905
Electrical Equipment 1.5%
Emerson Electric Co.	78,000	4,329,780
Industrial Conglomerates 1.4%
Danaher Corp.	5,500	335,170
General Electric Co.	161,800	3,606,522
Total		3,941,692

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 0.3%
Illinois Tool Works, Inc.	14,500	$936,120
Professional Services 0.5%
Dun & Bradstreet Corp. (The)	17,400	1,539,030
TOTAL INDUSTRIALS		24,230,454
INFORMATION TECHNOLOGY 6.8%
Communications Equipment 2.8%
Cisco Systems, Inc.	380,500	7,960,060
Computers & Peripherals 1.2%
Western Digital Corp.	64,000	3,537,920
Internet Software & Services 0.8%
VeriSign, Inc. (a)	50,300	2,317,321
Semiconductors & Semiconductor Equipment 1.1%
Broadcom Corp., Class A	5,300	190,800
Marvell Technology Group Ltd.	129,200	1,390,192
NVIDIA Corp.	126,400	1,740,528
Total		3,321,520
Software 0.9%
CA, Inc.	95,000	2,562,150
TOTAL INFORMATION TECHNOLOGY		19,698,971
MATERIALS 3.6%
Chemicals 3.3%
CF Industries Holdings, Inc.	23,800	4,438,938
LyondellBasell Industries NV, Class A	85,500	5,189,850
Total		9,628,788
Metals & Mining 0.3%
Freeport-McMoRan Copper & Gold, Inc.	25,800	785,094
TOTAL MATERIALS		10,413,882
TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 3.4%
AT&T, Inc.	264,300	9,900,678

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
TOTAL TELECOMMUNICATION SERVICES		9,900,678
UTILITIES 6.5%
Electric Utilities 2.2%
American Electric Power Co., Inc.	104,000	$5,348,720
Edison International	10,700	575,660
Pinnacle West Capital Corp.	7,200	438,480
Total		6,362,860
Independent Power Producers & Energy Traders 0.8%
AES Corp. (The)	163,200	2,261,952
Multi-Utilities 3.5%
Ameren Corp.	129,000	4,676,250

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	148,800	$5,447,568
Total		10,123,818
TOTAL UTILITIES		18,748,630
Total Common Stocks (Cost: $222,324,502)		$283,372,903

	Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.126% (c)(d)	6,444,807	$6,444,807
Total Money Market Funds (Cost: $6,444,807)		$6,444,807
Total Investments
(Cost: $228,769,309) (e)		$289,817,710(f)
Other Assets & Liabilities, Net		(702,649)
Net Assets		$289,115,061

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2013

At April 30, 2013, $18,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
S&P 500 Index	16	6,368,800	June 2013	130,595	—

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At April 30, 2013, investments in securities included securities valued at $751,966 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,690,281	30,174,206	(28,419,680)	6,444,807	5,519	6,444,807

(e)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $228,769,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$61,671,000
Unrealized Depreciation	(622,000)
Net Unrealized Appreciation	$61,049,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013.

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	24,381,168	—	—	24,381,168
Consumer Staples	21,144,417	—	—	21,144,417
Energy	42,798,089	—	—	42,798,089
Financials	78,890,257	—	—	78,890,257
Health Care	33,166,357	—	—	33,166,357
Industrials	24,230,454	—	—	24,230,454
Information Technology	19,698,971	—	—	19,698,971
Materials	10,413,882	—	—	10,413,882
Telecommunication Services	9,900,678	—	—	9,900,678
Utilities	18,748,630	—	—	18,748,630
Total Equity Securities	283,372,903	—	—	283,372,903
Other
Money Market Funds	6,444,807	—	—	6,444,807
Total Other	6,444,807	—	—	6,444,807
Investments in Securities	289,817,710	—	—	289,817,710
Derivatives
Assets
Futures Contracts	130,595	—	—	130,595
Total	289,948,305	—	—	289,948,305

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Limited Duration Credit Fund

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 87.3%
Aerospace & Defense 3.2%
L-3 Communications Corp.
11/15/16	3.950%	$11,322,000	$12,204,052
07/15/20	4.750%	8,830,000	9,838,713
Lockheed Martin Corp. Senior Unsecured
11/15/19	4.250%	7,345,000	8,257,557
Northrop Grumman Corp.
Senior Unsecured
11/15/15	1.850%	1,600,000	1,635,512
08/01/19	5.050%	2,585,000	3,049,243
Total			34,985,077
Banking 1.1%
Bank of Nova Scotia Senior Unsecured
04/25/18	1.450%	8,085,000	8,093,505
Toronto-Dominion Bank (The) Senior Unsecured
04/30/18	1.400%	4,315,000	4,340,377
Total			12,433,882
Chemicals 1.3%
Dow Chemical Co. (The) Senior Unsecured
11/15/20	4.250%	8,150,000	9,049,841
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	4,056,000	4,622,169
Nova Chemicals Corp. Senior Unsecured
11/01/16	8.375%	190,000	203,775
Total			13,875,785
Construction Machinery 0.8%
CNH Capital LLC
11/01/15	3.875%	1,484,000	1,535,940
CNH Capital LLC (a)
04/15/18	3.625%	3,105,000	3,151,575
Case New Holland, Inc.
09/01/13	7.750%	4,225,000	4,304,219
Total			8,991,734
Consumer Products 1.6%
Clorox Co. (The)
Senior Unsecured
11/01/15	3.550%	5,750,000	6,110,185
10/15/17	5.950%	9,440,000	11,238,122
Total			17,348,307
Electric 15.4%
American Electric Power Co., Inc. Senior Unsecured
12/15/17	1.650%	8,995,000	9,083,853

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Appalachian Power Co. Senior Unsecured
05/24/15	3.400%	$6,350,000	$6,669,129
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	5,920,000	6,907,989
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	2,180,000	2,343,500
12/15/15	6.875%	7,520,000	8,561,956
02/01/20	6.250%	2,219,000	2,729,370
Cleveland Electric Illuminating Co. (The) Senior Unsecured
12/15/13	5.650%	4,335,000	4,471,466
DTE Energy Co. Senior Unsecured
06/01/16	6.350%	7,020,000	8,121,136
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	5,212,000	6,263,641
06/15/18	6.400%	5,690,000	7,027,167
Duke Energy Corp.
Senior Unsecured
06/15/18	6.250%	8,885,000	10,844,214
09/15/19	5.050%	5,339,000	6,287,521
Duke Energy Florida Corp. 1st Mortgage
06/15/18	5.650%	432,000	522,154
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	3,490,000	4,221,253
FirstEnergy Corp. Senior Unsecured
03/15/18	2.750%	4,150,000	4,230,049
Indiana Michigan Power Co.
Senior Unsecured
11/15/14	5.050%	485,000	515,112
12/01/15	5.650%	95,000	104,396
Metropolitan Edison Co. Senior Unsecured
04/01/14	4.875%	4,522,000	4,693,598
NextEra Energy Capital Holdings
06/01/15	1.200%	4,310,000	4,344,467
Ohio Edison Co. Senior Unsecured
05/01/15	5.450%	5,120,000	5,583,616
Ohio Power Co. Senior Unsecured
06/01/16	6.000%	8,650,000	9,884,416
Oncor Electric Delivery Co. LLC Senior Secured
09/30/17	5.000%	14,649,000	16,809,112

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Potomac Edison Co. (The) 1st Mortgage
11/15/14	5.350%	$690,000	$738,176
Progress Energy, Inc. Senior Unsecured
01/15/16	5.625%	3,195,000	3,585,975
Sierra Pacific Power Co.
05/15/16	6.000%	8,424,000	9,709,974
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	20,394,000	21,509,378
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	2,595,000	3,070,300
Total			168,832,918
Entertainment 0.3%
Time Warner, Inc.
03/15/20	4.875%	2,720,000	3,167,163
Environmental 1.9%
Waste Management, Inc.
03/15/18	6.100%	15,685,000	18,766,898
06/30/20	4.750%	1,930,000	2,213,631
Total			20,980,529
Food and Beverage 8.6%
Anheuser-Busch InBev Worldwide, Inc.
07/15/15	0.800%	45,000	45,166
ConAgra Foods, Inc.
Senior Unsecured
06/15/17	5.819%	6,564,000	7,654,943
03/15/18	2.100%	15,240,000	15,575,127
Constellation Brands, Inc.
12/15/14	8.375%	1,218,000	1,351,980
05/15/17	7.250%	913,000	1,063,645
Diageo Capital PLC
07/15/20	4.828%	1,985,000	2,357,434
Diageo Finance Bv
10/28/15	5.300%	1,700,000	1,893,246
General Mills, Inc.
10/15/14	6.190%	22,940,000	24,832,550
Heineken NV Senior Unsecured (a)
10/01/17	1.400%	14,689,000	14,727,838
Kraft Foods Group, Inc. Senior Unsecured
08/23/18	6.125%	4,165,000	5,077,672
Kraft Foods, Inc. Senior Unsecured
08/23/18	6.125%	3,450,000	4,196,235

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
SABMiller Holdings, Inc. (a)
01/15/17	2.450%	$9,785,000	$10,248,770
SABMiller PLC Senior Unsecured (a)
07/15/18	6.500%	4,615,000	5,723,458
Total			94,748,064
Gas Pipelines 15.1%
CenterPoint Energy Resources Corp.
Senior Unsecured
01/15/14	5.950%	3,300,000	3,422,179
11/01/17	6.125%	9,510,000	11,447,834
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	13,325,000	15,267,572
Enterprise Products Operating LLC
01/31/20	5.250%	3,677,000	4,362,047
09/01/20	5.200%	7,230,000	8,617,459
Gulfstream Natural Gas System LLC (a)
Senior Unsecured
11/01/15	5.560%	2,140,000	2,368,002
06/01/16	6.950%	8,216,000	9,569,109
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/20	6.850%	2,630,000	3,344,319
09/15/20	5.300%	7,746,000	9,211,094
Midcontinent Express Pipeline LLC Senior Unsecured (a)
09/15/14	5.450%	13,805,000	14,327,367
NiSource Finance Corp.
09/15/17	5.250%	10,695,000	12,299,457
09/15/20	5.450%	3,993,000	4,720,505
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	7,241,000	8,519,905
04/15/17	5.950%	9,555,000	11,059,246
Panhandle Eastern Pipeline Co. LP
Senior Unsecured
08/15/13	6.050%	5,000,000	5,069,905
11/01/17	6.200%	13,302,000	15,800,355
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
09/15/15	3.950%	6,535,000	7,022,831
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	663,000	698,139
Rockies Express Pipeline LLC Senior Unsecured (a)
04/15/15	3.900%	9,270,000	9,385,875
Southern Natural Gas Co. LLC Senior Unsecured (a)
04/01/17	5.900%	5,770,000	6,748,055

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	$2,630,000	$3,012,155
Total			166,273,410
Health Care 3.1%
AmerisourceBergen Corp.
09/15/15	5.875%	1,315,000	1,468,462
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	7,125,000	8,102,778
Express Scripts Holding Co.
05/15/16	3.125%	1,320,000	1,397,168
Hospira, Inc.
Senior Unsecured
05/15/15	6.400%	9,780,000	10,709,402
03/30/17	6.050%	9,135,000	10,397,941
Medco Health Solutions, Inc. Senior Unsecured
09/15/15	2.750%	1,640,000	1,707,770
Total			33,783,521
Healthcare Insurance 1.3%
Aetna, Inc. Senior Unsecured
11/15/17	1.500%	60,000	60,471
UnitedHealth Group, Inc. Senior Unsecured
10/15/15	0.850%	4,295,000	4,325,159
WellPoint, Inc.
Senior Unsecured
01/15/16	5.250%	2,760,000	3,067,122
06/15/17	5.875%	5,455,000	6,435,782
Total			13,888,534
Independent Energy 3.9%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	3,097,000	3,561,191
Berry Petroleum Co. Senior Unsecured
06/01/14	10.250%	1,325,000	1,431,000
Continental Resources, Inc.
10/01/19	8.250%	3,716,000	4,180,500
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	5,485,000	5,574,614
Marathon Oil Corp. Senior Unsecured
11/01/15	0.900%	11,120,000	11,144,386

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Pioneer Natural Resources Co.
07/15/16	5.875%	$3,050,000	$3,449,153
Woodside Finance Ltd. (a)
11/10/14	4.500%	12,345,000	13,002,361
Total			42,343,205
Life Insurance 4.3%
Hartford Financial Services Group, Inc. Senior Unsecured
10/15/17	4.000%	12,445,000	13,707,122
MetLife Global Funding I Secured (a)
01/10/18	1.500%	10,515,000	10,596,849
MetLife, Inc. Senior Unsecured
12/15/17	1.756%	4,305,000	4,400,868
Prudential Covered Trust Secured (a)
09/30/15	2.997%	8,563,500	8,936,415
Prudential Financial, Inc.
06/21/20	5.375%	8,455,000	10,024,780
Total			47,666,034
Media Cable 2.9%
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	12,860,000	13,308,827
01/15/18	1.750%	8,770,000	8,774,648
DISH DBS Corp.
02/01/16	7.125%	1,544,000	1,706,120
DISH DBS Corp. (a)
Senior Notes
04/01/18	4.250%	2,870,000	2,819,775
Time Warner Cable, Inc.
02/01/20	5.000%	4,516,000	5,223,128
Total			31,832,498
Media Non-Cable 5.2%
BSKYB Finance UK PLC (a)
10/15/15	5.625%	9,635,000	10,693,019
British Sky Broadcasting Group PLC (a)
02/15/18	6.100%	7,849,000	9,366,761
NBCUniversal Media LLC
04/30/20	5.150%	14,108,000	17,091,518
News America, Inc.
12/15/14	5.300%	1,270,000	1,365,002
Scripps Networks Interactive, Inc. Senior Unsecured
12/15/16	2.700%	4,855,000	5,112,315
TCM Sub LLC (a)
01/15/15	3.550%	13,280,000	13,842,590
Total			57,471,205

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals 0.1%
Barrick Gold Corp. (a)(b)
05/01/18	2.500%	$1,435,000	$1,441,851
Non-Captive Diversified 1.5%
General Electric Capital Corp. Senior Unsecured
05/04/20	5.550%	13,590,000	16,407,275
Oil Field Services 1.0%
Noble Holding International Ltd.
03/01/16	3.050%	2,055,000	2,139,471
03/15/17	2.500%	3,935,000	4,040,666
Weatherford International Ltd.
02/15/16	5.500%	4,430,000	4,852,888
Total			11,033,025
Pharmaceuticals 0.6%
AbbVie, Inc. (a)
11/06/18	2.000%	6,730,000	6,843,562
Property & Casualty 3.2%
Berkshire Hathaway, Inc. Senior Unsecured
02/09/18	1.550%	3,205,000	3,260,091
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	6,535,000	7,022,073
08/15/16	6.500%	10,179,000	11,712,059
Liberty Mutual Group, Inc. Senior Unsecured (a)
08/15/16	6.700%	11,575,000	13,452,268
Total			35,446,491
Railroads 1.9%
Burlington Northern Santa Fe LLC Senior Unsecured
09/01/20	3.600%	2,580,000	2,831,406
CSX Corp.
Senior Unsecured
03/15/18	6.250%	5,098,000	6,209,410
10/30/20	3.700%	3,975,000	4,371,765
Canadian Pacific Railway Co. Senior Unsecured
05/15/18	6.500%	2,707,000	3,279,124
Union Pacific Corp. Senior Unsecured
02/15/20	6.125%	2,885,000	3,651,952
Total			20,343,657

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Refining 1.2%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	$4,335,000	$4,635,377
Valero Energy Corp.
02/01/15	4.500%	8,370,000	8,896,138
Total			13,531,515
Restaurants 1.4%
Yum! Brands, Inc.
Senior Unsecured
03/15/18	6.250%	455,000	544,750
11/01/20	3.875%	11,361,000	12,273,145
11/01/21	3.750%	2,210,000	2,356,116
Total			15,174,011
Supermarkets 0.3%
Safeway, Inc. Senior Unsecured
12/01/16	3.400%	2,789,000	2,935,191
Technology 1.2%
Apple, Inc. Senior Unsecured (b)
05/03/18	1.000%	12,860,000	12,812,547
Transportation Services 1.3%
ERAC U.S.A. Finance LLC (a)
10/15/17	6.375%	11,795,000	14,197,625
Wireless 0.2%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured (a)
12/15/17	2.381%	2,505,000	2,532,703
Wirelines 3.4%
AT&T, Inc.
Senior Unsecured
08/15/16	2.400%	900,000	938,867
12/01/17	1.400%	17,400,000	17,478,596
02/15/19	5.800%	7,165,000	8,711,143
CenturyLink, Inc. Senior Unsecured
03/15/22	5.800%	408,000	431,868
Verizon Communications, Inc.
Senior Unsecured
11/02/15	0.700%	6,415,000	6,394,573

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
04/01/19	6.350%	$2,970,000	$3,681,594
Total			37,636,641
Total Corporate Bonds & Notes (Cost: $931,889,736)			$958,957,960

U.S. Treasury Obligations 6.1%
U.S. Treasury
10/31/13	2.750%	66,565,000	67,443,858
Total U.S. Treasury Obligations (Cost: $67,401,171)			$67,443,858

	Shares	Value

Money Market Funds 6.7%
Columbia Short-Term Cash Fund, 0.126% (c)(d)	73,690,507	$73,690,507
Total Money Market Funds (Cost: $73,690,507)		$73,690,507
Total Investments
(Cost: $1,072,981,414) (e)		$1,100,092,325(f	)
Other Assets & Liabilities, Net		(1,216,829)
Net Assets		$1,098,875,496

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2013

At April 30, 2013, $2,372,575 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 2-year	(195)	(43,021,875)	June 2013	—	(33,808)
U.S. Treasury Note, 5-year	(1,980)	(246,788,448)	June 2013	—	(1,534,385)
U.S. Treasury Note, 10-year	(1,127)	(150,296,021)	June 2013	—	(1,641,719)
Total				—	(3,209,912)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $183,975,828 or 16.74% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	141,956,080	362,707,294	(430,972,867)	73,690,507	56,264	73,690,507

(e)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $1,072,981,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$27,240,000
Unrealized Depreciation	(129,000)
Net Unrealized Appreciation	$27,111,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Food and Beverage		69,915,514	24,832,550	94,748,064
All Other Industries	—	864,209,896		864,209,896
U.S. Treasury Obligations	67,443,858	—	—	67,443,858
Total Bonds	67,443,858	934,125,410	24,832,550	1,026,401,818
Other
Money Market Funds	73,690,507	—	—	73,690,507
Total Other	73,690,507	—	—	73,690,507
Investments in Securities	141,134,365	934,125,410	24,832,550	1,100,092,325
Derivatives
Liabilities
Futures Contracts	(3,209,912)	—	—	(3,209,912)
Total	137,924,453	934,125,410	24,832,550	1,096,882,413

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds
& Notes ($)
Balance as of July 31, 2012	—
Accrued discounts/premiums	(640,907)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	96,398
Sales	—
Purchases	25,377,059
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of April 30, 2013	24,832,550

(a)Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2013 was $96,398.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Minnesota Tax-Exempt Fund

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.3%
AIRPORT 5.0%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Series 2011
01/01/25	5.000%	$2,000,000	$2,360,680
Subordinated Series 2005C (NPFGC/FGIC)
01/01/31	5.000%	6,185,000	6,515,217
Subordinated Series 2012B
01/01/30	5.000%	1,000,000	1,160,750
01/01/31	5.000%	750,000	868,695
Revenue Bonds
Senior Series 2010A
01/01/35	5.000%	6,795,000	7,663,197
Senior Series 2010B
01/01/21	5.000%	2,175,000	2,610,522
Minneapolis-St. Paul Metropolitan Airports Commission (a)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/22	5.000%	2,680,000	3,096,392
Total			24,275,453
ASSISTED LIVING 0.3%
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project
Series 2012-A
11/01/32	5.000%	325,000	334,159
11/01/42	5.000%	1,250,000	1,260,350
Total			1,594,509
HEALTH SERVICES 3.4%
Center City Revenue Bonds Hazelden Foundation Project Series 2011
11/01/41	5.000%	1,600,000	1,735,600
City of Minneapolis Revenue Bonds National Marrow Donor Program Series 2010
08/01/25	4.875%	3,000,000	3,125,730
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/23	5.250%	1,000,000	1,068,420
05/15/26	5.250%	1,000,000	1,058,320
05/15/36	5.250%	9,000,000	9,437,580
Total			16,425,650
HIGHER EDUCATION 15.4%
Minnesota Higher Education Facilities Authority
Revenue Bonds
Bethel University
6th Series 2007R
05/01/23	5.500%	275,000	292,207
05/01/37	5.500%	6,000,000	6,284,640
Carleton College

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
6th Series 2008T
01/01/28	5.000%	$3,000,000	$3,425,130
Series 2010D
03/01/40	5.000%	2,515,000	2,829,652
College of Saint Benedict
Series 2011-7M
03/01/36	5.125%	275,000	299,332
College of St. Benedict
Series 2011-7M
03/01/31	5.000%	300,000	328,662
College of St. Scholastica
Series 2010H
12/01/30	5.125%	870,000	954,103
12/01/35	5.250%	1,000,000	1,101,490
12/01/40	5.125%	500,000	544,645
Series 2011-7J
12/01/40	6.300%	1,800,000	2,075,814
Series 2012
12/01/27	4.250%	350,000	371,553
12/01/32	4.000%	350,000	361,830
Gustavus Adolphus College
Series 2010-7B
10/01/35	4.750%	1,305,000	1,426,260
Hamline University
7th Series 2010E
10/01/29	5.000%	500,000	550,335
7th Series 2011K2
10/01/32	6.000%	1,000,000	1,192,980
10/01/40	6.000%	4,000,000	4,672,800
Macalester College
Series 2012-7-S
05/01/43	4.000%	1,000,000	1,050,320
St. Benedict College
Series 2008V
03/01/18	5.000%	500,000	564,795
St. Catherine University
Series 2012-7Q
10/01/25	5.000%	325,000	376,899
10/01/26	5.000%	280,000	322,608
10/01/27	5.000%	200,000	228,286
10/01/32	5.000%	700,000	790,209
St. John’s University
6th Series 2005G
10/01/22	5.000%	6,500,000	7,162,740
6th Series 2008U
10/01/28	4.750%	1,000,000	1,105,120
10/01/33	4.750%	825,000	897,460
St. Olaf College
Series 2007O
10/01/22	5.000%	3,040,000	3,446,053
University of St. Thomas
6th Series 2008W
10/01/30	6.000%	3,625,000	4,047,385
6th Series 2009X
04/01/39	5.250%	6,000,000	6,679,980
Unrefunded Revenue Bonds
College of St. Benedict
Series 2008V

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
03/01/23	4.750%	$730,000	$787,093
Minnesota State Colleges & Universities Refunding Revenue Bonds Series 2012A
10/01/22	5.000%	1,410,000	1,783,946
St. Cloud Economic Development Authority Refunding Revenue Bonds St. Cloud State University Foundation Project Series 2012
05/01/22	4.000%	1,010,000	1,176,609
University of Minnesota
Revenue Bonds
Series 2009A
04/01/34	5.125%	1,000,000	1,171,180
Series 2011A
12/01/31	5.250%	5,000,000	6,036,750
12/01/36	5.000%	5,985,000	7,043,567
Series 2013A
02/01/31	4.000%	3,070,000	3,390,692
Total			74,773,125
HOSPITAL 23.3%
City of Breckenridge Revenue Bonds Catholic Health Initiatives Series 2004A
05/01/30	5.000%	500,000	518,475
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/23	4.000%	400,000	427,296
04/01/24	4.000%	745,000	792,553
04/01/26	4.000%	500,000	522,125
04/01/31	4.000%	1,450,000	1,481,654
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corp.
Series 2007
05/01/19	5.000%	1,965,000	2,164,428
05/01/20	5.000%	1,000,000	1,091,750
05/01/21	5.000%	1,500,000	1,620,420
05/01/37	5.250%	6,610,000	6,912,804
North Memorial Health Care
Series 2005
09/01/35	5.000%	2,500,000	2,547,275
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	5,240,000	6,371,368
City of Northfield Revenue Bonds Series 2006
11/01/31	5.375%	1,500,000	1,567,290

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
City of Rochester
Revenue Bonds
Olmsted Medical Center
Series 2010
07/01/30	5.875%	$1,950,000	$2,272,218
Olmsted Medical Center Project
Series 2013
07/01/24	5.000%	300,000	360,993
07/01/27	5.000%	245,000	286,961
07/01/28	5.000%	225,000	261,182
07/01/33	5.000%	650,000	741,156
City of Rochester (b)
Revenue Bonds
Mayo Clinic
Series 2011C
11/15/38	4.500%	4,000,000	4,822,600
City of Shakopee Revenue Bonds St. Francis Regional Medical Center Series 2004
09/01/25	5.100%	8,300,000	8,458,696
City of St. Cloud Revenue Bonds Centracare Health System Series 2010A
05/01/30	5.125%	5,000,000	5,549,900
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	6,400,000	7,222,784
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/26	5.625%	3,000,000	3,372,840
City of Stillwater Revenue Bonds Health System Obligation Group Series 2005
06/01/25	5.000%	1,750,000	1,805,930
City of Winona
Refunding Revenue Bonds
Winona Health Obligation
Series 2012
07/01/34	5.000%	750,000	790,560
Winona Health Obligation Group
Series 2007
07/01/31	5.150%	2,000,000	2,116,860
County of Chippewa
Revenue Bonds
Montevideo Hospital Project
Series 2007
03/01/20	5.375%	1,940,000	2,083,482
03/01/21	5.375%	1,045,000	1,118,401
County of Meeker
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Memorial Hospital Project
Series 2007
11/01/27	5.750%	$1,000,000	$1,094,940
11/01/37	5.750%	2,250,000	2,430,990
Minneapolis & St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/25	5.250%	1,000,000	1,167,540
08/15/30	5.000%	2,500,000	2,605,300
08/15/35	5.250%	2,275,000	2,593,523
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	3,500,000	3,956,050
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2007A (NPFGC)
11/15/22	5.000%	1,025,000	1,173,892
Series 2009A-1
11/15/29	5.250%	7,000,000	7,923,790
Gillette Children’s Specialty
Series 2009
02/01/27	5.000%	7,445,000	8,045,439
02/01/29	5.000%	3,000,000	3,208,290
Healtheast Project
Series 2005
11/15/25	6.000%	2,000,000	2,162,720
11/15/30	6.000%	1,490,000	1,602,376
11/15/35	6.000%	3,500,000	3,752,385
Staples United Hospital District Unlimited General Obligation Bonds Health Care Facilities-Lakewood Series 2004
12/01/34	5.000%	3,775,000	3,895,762
Total			112,894,998
JOINT POWER AUTHORITY 0.8%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings - S.E. Twin Cities Transportation
Series 2012
01/01/19	5.000%	1,925,000	2,269,190
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/42	5.000%	1,500,000	1,683,615
Total			3,952,805
LOCAL APPROPRIATION 1.0%
Duluth Independent School District No. 709 Certificate of Participation Series 2008B (School District Credit Enhancement Program)
02/01/26	4.750%	4,000,000	4,506,320

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Minnetrista Economic Development Authority Revenue Bonds Series 2009A
02/01/31	4.750%	$400,000	$430,100
Total			4,936,420
LOCAL GENERAL OBLIGATION 3.5%
City of Willmar Unlimited General Obligation Refunding Bonds Rice Memorial Hospital Project Series 2012A
02/01/27	5.000%	1,000,000	1,176,640
County of Anoka Unlimited General Obligation Bonds Capital Improvements Series 2008A
02/01/23	5.000%	500,000	583,520
County of Otter Tail Unlimited General Obligation Bonds Disposal Systems-Prairie Lakes Series 2011 AMT (a)
11/01/30	5.000%	2,010,000	2,303,359
County of Ramsey
Unlimited General Obligation Bonds
Capital Improvement Plan
Series 2007A
02/01/23	5.000%	1,125,000	1,311,525
02/01/24	5.000%	1,170,000	1,363,986
Metropolitan Council
Unlimited General Obligation Bonds
Wastewater
Series 2012B
09/01/26	5.000%	3,300,000	4,109,523
Unlimited General Obligation Refunding Bonds
Waste Water
Series 2005B
05/01/25	5.000%	2,000,000	2,162,120
Wastewater
Series 2012E
09/01/24	5.000%	2,000,000	2,537,180
Shakopee Independent School District No. 720 Refunding Unlimited General Obligation Bonds School Building Crossover Series 2013
02/01/26	4.000%	1,000,000	1,134,480
Total			16,682,333
MULTI-FAMILY 2.3%
Anoka Housing & Redevelopment Authority Revenue Bonds Woodland Park Apartments Project Series 2011A (FHLMC)
04/01/27	5.000%	2,500,000	2,747,925

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
Austin Housing & Redevelopment Authority Refunding Revenue Bonds Chauncey & Courtyard Apartments Series 2010
01/01/31	5.000%	$1,500,000	$1,670,160
City of Bloomington
Refunding Revenue Bonds
Gideon Pond Commons LLC
Senior Series 2010
12/01/26	5.750%	1,000,000	1,064,470
12/01/30	6.000%	3,000,000	3,225,600
City of Oak Park Heights Revenue Bonds Housing Oakgreen Commons Project Series 2010
08/01/45	7.000%	2,000,000	2,188,460
Total			10,896,615
MUNICIPAL POWER 11.1%
City of Chaska Electric
Refunding Revenue Bonds
Generating Facilities
Series 2005A
10/01/20	5.250%	1,165,000	1,294,921
10/01/30	5.000%	3,800,000	4,079,072
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/22	5.000%	250,000	308,210
12/01/25	5.000%	400,000	483,748
Minnesota Municipal Power Agency
Revenue Bonds
Series 2004A
10/01/29	5.125%	5,500,000	5,814,710
Series 2005
10/01/30	5.000%	3,500,000	3,757,040
Series 2007
10/01/32	4.750%	3,000,000	3,259,260
Series 2010A
10/01/35	5.250%	7,000,000	7,886,690
Northern Municipal Power Agency
Revenue Bonds
Series 2007A (AMBAC)
01/01/26	5.000%	3,500,000	4,021,360
Series 2008A
01/01/21	5.000%	3,500,000	4,057,235
Southern Minnesota Municipal Power Agency
Revenue Bonds
Series 2002A (AMBAC)
01/01/17	5.250%	4,000,000	4,632,920
Southern Minnesota Municipal Power Agency (c)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/19	0.000%	5,000,000	4,519,500
01/01/26	0.000%	10,000,000	6,730,200
Western Minnesota Municipal Power Agency

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
Refunding Revenue Bonds
Series 2012-A
01/01/29	5.000%	$1,200,000	$1,440,252
01/01/30	5.000%	1,000,000	1,196,430
Total			53,481,548
NURSING HOME 4.0%
City of Anoka
Revenue Bonds
Homestead Anoka, Inc. Project
Series 2011A
11/01/40	7.000%	1,000,000	1,080,430
11/01/46	7.000%	1,000,000	1,076,470
Senior Revenue Bonds
Homestead Anoka Project
Series 2011B
11/01/34	6.875%	2,765,000	3,010,477
City of Sartell
Revenue Bonds
Country Manor Campus
Series 2010A
09/01/30	6.125%	840,000	888,879
09/01/36	6.250%	925,000	985,208
09/01/42	6.375%	2,435,000	2,595,150
City of Sauk Rapids Refunding Revenue Bonds Good Shepherd Lutheran Home Series 2013
01/01/39	5.125%	2,500,000	2,540,800
St. Paul Housing & Redevelopment Authority (d)
Revenue Bonds
Episcopal Homes Project
Senior Series 2013
05/01/38	5.000%	1,200,000	1,179,816
05/01/48	5.125%	6,250,000	6,142,625
Total			19,499,855
OTHER BOND ISSUE 0.4%
St. Paul Housing & Redevelopment Authority Refunding Revenue Bonds Parking Facilities Project Series 2010A
08/01/35	5.000%	1,500,000	1,663,080
OTHER UTILITY 0.3%
St. Paul Port Authority (a)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012 AMT
08/01/28	5.450%	250,000	261,153
08/01/36	5.700%	1,250,000	1,311,437
Total			1,572,590
POOL / BOND BANK 1.1%
City of Minneapolis
Limited Tax Supported Common Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK (CONTINUED)
Open Access Tech International, Inc.
Series 2010
12/01/30	6.250%	$1,000,000	$1,222,050
City of Minneapolis (a)
Limited Tax Revenue Bonds
Common Bond Fund
Series 2007-2A AMT
06/01/22	5.125%	1,035,000	1,119,787
06/01/28	5.000%	1,500,000	1,577,925
Minnesota Public Facilities Authority Revenue Bonds Series 2005A
03/01/19	5.000%	1,480,000	1,603,181
Total			5,522,943
PREP SCHOOL 3.0%
City of Victoria
Refunding Revenue Bonds
Holy Family Catholic High
Series 2012
09/01/29	4.600%	1,000,000	1,022,040
09/01/29	5.000%	2,100,000	2,226,861
City of Woodbury
Revenue Bonds
MSA Building Co.
Series 2012-A
12/01/32	5.000%	220,000	229,508
12/01/43	5.000%	880,000	898,111
County of Anoka
Revenue Bonds
Spectrum Building Co.
Series 2012-A
06/01/27	5.000%	290,000	307,522
06/01/32	5.000%	300,000	312,621
06/01/43	5.000%	1,000,000	1,020,450
St. Paul Housing & Redevelopment Authority
Refunding Revenue Bonds
St. Paul Academy & Summit School
Series 2007
10/01/24	5.000%	5,000,000	5,474,300
St. Paul Conservatory
Series 2013A
03/01/28	4.000%	200,000	199,104
03/01/43	4.625%	1,000,000	1,001,120
Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/42	6.625%	1,500,000	1,688,595
Total			14,380,232
REFUNDED / ESCROWED 1.0%
Minnesota Higher Education Facilities Authority Prerefunded 03/01/18 Revenue Bonds College of St. Benedict Series 2008V
03/01/23	4.750%	70,000	82,721

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Puerto Rico Electric Power Authority Prerefunded 07/01/13 Revenue Bonds Series 2003NN (NPFGC) (e)
07/01/32	5.000%	$2,820,000	$2,842,870
Western Minnesota Municipal Power Agency Revenue Bonds Series 1977A Escrowed to Maturity
01/01/16	6.375%	1,790,000	1,963,612
Total			4,889,203
RETIREMENT COMMUNITIES 2.9%
Annandale Economic Development Authority Revenue Bonds Annandale Care Center Project Series 2007A
11/01/37	5.900%	3,385,000	3,571,073
City of Moorhead Refunding Revenue Bonds Evercare Senior Living LLC Series 2012
09/01/37	5.125%	1,000,000	1,012,890
City of North Oaks
Revenue Bonds
Presbyterian Homes
Series 2007
10/01/27	6.000%	1,250,000	1,343,763
10/01/33	6.000%	3,000,000	3,193,860
10/01/47	6.250%	1,265,000	1,346,264
City of Rochester Refunding Revenue Bonds Madonna Towers, Inc. Project Series 2007A
11/01/28	5.875%	2,050,000	2,151,454
Duluth Housing & Redevelopment Authority Revenue Bonds Benedictine Health Center Project Series 2007
11/01/33	5.875%	1,500,000	1,570,590
Total			14,189,894
SINGLE FAMILY 2.3%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	756,568	801,569
Revenue Bonds
Mortgage-Backed Securities Program-City Living
Series 2011A (GNMA/FNMA/FHLMC)
12/01/27	4.450%	915,000	1,015,540
Minneapolis/St. Paul Housing Finance Board (a)
Revenue Bonds
Single Family Housing
Series 2005A-4 AMT
12/01/37	4.700%	26,063	27,096

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SINGLE FAMILY (CONTINUED)
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2008A
07/01/23	4.650%	$455,000	$493,043
Series 2009
01/01/40	5.100%	840,000	903,916
Minnesota Housing Finance Agency (a)
Revenue Bonds
Residential Housing Finance
Series 2006B AMT
07/01/26	4.750%	1,130,000	1,162,069
07/01/31	4.850%	1,515,000	1,550,799
Series 2006I AMT
07/01/26	5.050%	2,970,000	3,095,067
Series 2006M AMT
01/01/37	5.750%	880,000	913,660
Minnesota Housing Finance Agency (a)(b)
Revenue Bonds
Residential Housing Finance
Series 2007D AMT
01/01/38	5.500%	1,305,000	1,380,729
Total			11,343,488
SPECIAL NON PROPERTY TAX 4.7%
City of Lakeville
Revenue Bonds
Series 2007
02/01/22	5.000%	175,000	178,183
02/01/27	5.000%	225,000	225,898
County of Hennepin Sales Tax
Revenue Bonds
2nd Lien Ballpark Project
Series 2008B
12/15/27	4.750%	4,205,000	4,771,750
12/15/29	5.000%	1,825,000	2,113,204
State of Minnesota Revenue Bonds Public Safety Radio Series 2011
06/01/25	5.000%	1,950,000	2,294,526
Territory of Guam (e)
Revenue Bonds
Section 30
Series 2009A
12/01/34	5.750%	3,500,000	3,905,020
Series 2011A
01/01/42	5.125%	1,200,000	1,338,972
Virgin Islands Public Finance Authority (e)
Refunding Revenue Bonds
Gross Receipts Taxes Loan
Series 2012-A
10/01/32	5.000%	4,000,000	4,471,000
Revenue Bonds
Matching Fund Loan Notes
Series 2012-A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
10/01/32	5.000%	$2,905,000	$3,247,064
Total			22,545,617
SPECIAL PROPERTY TAX 0.5%
St. Paul Port Authority Tax Allocation Bonds River Bend Project Lot 1 Series 2007-5
02/01/32	6.375%	2,475,000	2,567,243
STATE APPROPRIATED 9.6%
St. Paul Port Authority
Revenue Bonds
Office Building at Cedar Street
Series 2003-12
12/01/23	5.000%	5,000,000	5,136,350
12/01/27	5.125%	10,815,000	11,101,706
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012-B
03/01/24	5.000%	2,210,000	2,748,886
03/01/25	5.000%	7,600,000	9,364,340
03/01/28	5.000%	6,000,000	7,192,980
03/01/29	5.000%	4,250,000	5,057,883
University of Minnesota Revenue Bonds State Supported Biomed Science Research Series 2011B
08/01/36	5.000%	5,000,000	5,821,350
Total			46,423,495
STATE GENERAL OBLIGATION 1.0%
State of Minnesota
Unlimited General Obligation Bonds
State Trunk Highway
Series 2011B
10/01/30	5.000%	2,000,000	2,407,760
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2010D
08/01/19	5.000%	2,000,000	2,483,260
Total			4,891,020
STUDENT LOAN 0.7%
Minnesota Office of Higher Education Revenue Bonds Supplemental Student Loan Program Series 2010
11/01/29	5.000%	2,905,000	3,263,680

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER 0.7%
City of Rochester Unlimited General Obligation Bonds Waste Water Series 2004A
02/01/25	5.000%	$3,305,000	$3,534,863
Total Municipal Bonds (Cost: $437,657,121)			$476,200,659

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 0.5%
Center City Revenue Bonds Hazelden Foundation Project VRDN Series 2005 (U.S. Bank) (f)(g)
11/01/35	0.190%	$2,120,000	$2,120,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
St. Paul Port Authority Revenue Bonds Minnesota Public Radio Project VRDN Series 2005-7 (JP Morgan Chase Bank) (f)(g)
05/01/25	0.210%	$400,000	$400,000
Total			2,520,000
Total Floating Rate Notes (Cost: $2,520,000)			$2,520,000

		Shares	Value

Money Market Funds 1.4%
JPMorgan Tax-Free Money Market Fund, 0.000% (h)		6,564,525	$6,564,525
Total Money Market Funds (Cost: $6,564,525)			$6,564,525
Total Investments
(Cost: $446,741,646) (i)			$485,285,184(j)
Other Assets & Liabilities, Net			(1,025,151)
Net Assets			$484,260,033

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Variable rate security.
(c)	Zero coupon bond.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2013, the value of these securities amounted to $15,804,926 or 3.26% of net assets.

(f)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2013.
(g)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2013.
(i)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $446,742,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$38,713,000
Unrealized Depreciation	(170,000)
Net Unrealized Appreciation	$38,543,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	476,200,659	—	476,200,659
Total Bonds	—	476,200,659	—	476,200,659
Short-Term Securities
Floating Rate Notes	—	2,520,000	—	2,520,000
Total Short-Term Securities	—	2,520,000	—	2,520,000
Other
Money Market Funds	6,564,525	—	—	6,564,525
Total Other	6,564,525	—	—	6,564,525
Total	6,564,525	478,720,659	—	485,285,184

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Money Market Fund

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Asset-Backed Commercial Paper 17.8%
Bryant Park Funding LLC (a)(b)
05/01/13	0.152%	$6,900,000	$6,900,000
Chariot Funding LLC (a)(b)
05/09/13	0.110%	17,000,000	16,999,547
Fairway Finance Co. LLC (a)(b)
05/28/13	0.170%	40,000,000	39,994,900
06/25/13	0.160%	18,000,000	17,995,600
Jupiter Securitization Co. LLC (b)
05/23/13	0.160%	29,500,000	29,496,935
Market Street Funding LLC (a)(b)
05/14/13	0.170%	19,016,000	19,014,764
07/18/13	0.180%	38,000,000	37,985,180
MetLife Short Term Funding LLC (a)(b)
05/20/13	0.140%	21,000,000	20,998,338
06/13/13	0.160%	35,000,000	34,993,311
Old Line Funding LLC (a)(b)
05/17/13	0.140%	37,000,000	36,997,533
08/16/13	0.200%	20,000,000	19,988,111
Regency Markets No. 1 LLC (b)
05/15/13	0.160%	11,000,000	10,999,273
Thunder Bay Funding LLC (a)(b)
07/25/13	0.180%	21,047,000	21,038,055
08/01/13	0.210%	31,035,000	31,018,344

Total Asset-Backed Commercial Paper (Cost: $344,419,891)			$344,419,891

Commercial Paper 37.9%
Banking 9.7%
Bank of Nova Scotia Trust Co.
05/07/13	0.090%	58,000,000	57,999,033
HSBC USA, Inc.
05/02/13	0.120%	52,000,000	51,999,653
JPMorgan Chase & Co.
06/06/13	0.170%	17,000,000	16,997,110
State Street Corp.
05/10/13	0.160%	25,000,000	24,998,875
Wells Fargo & Co.
06/11/13	0.170%	35,000,000	34,993,224
Total			186,987,895

Consumer Products 1.9%
Procter & Gamble Co. (The) (a)(b)
05/02/13	0.050%	22,000,000	21,999,939
05/21/13	0.140%	15,000,000	14,998,833
Total			36,998,772

Diversified Manufacturing 3.0%
General Electric Co.
05/13/13	0.070%	58,000,000	57,998,647

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)
Diversified Manufacturing (continued)

Integrated Energy 5.5%
Chevron Corp. (a)(b)
05/02/13	0.060%	$12,200,000	$12,199,959
05/03/13	0.070%	35,000,000	34,999,786
Exxon Mobil Corp.
05/16/13	0.070%	58,000,000	57,998,309
Total			105,198,054

Life Insurance 3.0%
New York Life Capital Corp. (b)
05/16/13	0.140%	57,500,000	57,496,406

Pharmaceuticals 9.3%
Merck & Co, Inc. (a)(b)
06/21/13	0.110%	23,000,000	22,996,416
Merck & Co., Inc. (a)(b)
05/23/13	0.110%	25,000,000	24,998,319
Novartis Finance Corp. (b)
05/10/13	0.080%	19,000,000	18,999,573
Roche Holdings, Inc. (a)(b)
05/13/13	0.110%	14,000,000	13,999,440
05/28/13	0.120%	23,000,000	22,997,930
06/24/13	0.110%	18,000,000	17,997,030
Sanofi Aventis (a)(b)
06/20/13	0.150%	19,000,000	18,996,042
07/15/13	0.140%	39,000,000	38,988,625
Total			179,973,375

Property & Casualty 1.2%
Travelers Co., Inc. (a)(b)
05/06/13	0.060%	10,000,000	9,999,903
05/24/13	0.080%	13,750,000	13,749,297
Total			23,749,200

Retailers 1.9%
Wal-Mart Stores, Inc. (a)(b)
07/12/13	0.110%	36,000,000	35,992,080

Transportation Services 2.4%
NetJets, Inc. (a)(b)
05/01/13	0.051%	26,000,000	26,000,000
05/06/13	0.060%	21,000,000	20,999,796
Total			46,999,796

Total Commercial Paper (Cost: $731,394,225)			$731,394,225

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Certificates of Deposit 17.9%
Australia & New Zealand Banking Group
05/02/13	0.160%	$59,000,000	$59,000,000
Bank of Montreal
05/01/13	0.100%	59,000,000	59,000,000
Branch Banking and Trust Co.
07/23/13	0.160%	54,000,000	54,000,000
Canadian Imperial Bank of Commerce
05/06/13	0.070%	59,000,000	59,000,000
Royal Bank of Canada
05/01/13	0.060%	56,900,000	56,900,000
Toronto Dominion Bank
07/17/13	0.170%	58,000,000	58,000,000

Total Certificates of Deposit (Cost: $345,900,000)			$345,900,000

U.S. Government & Agency Obligations 5.2%
Federal Home Loan Banks
05/01/13	0.127%	33,100,000	33,100,000
05/15/13	0.100%	2,000,000	1,999,918
05/22/13	0.090%	6,000,000	5,999,667
05/24/13	0.120%	4,000,000	3,999,693
05/29/13	0.130%	6,000,000	5,999,393
06/19/13	0.060%	16,000,000	15,998,693
12/23/13	0.250%	12,000,000	12,000,000
Federal Home Loan Banks (c)
05/15/13	0.190%	5,000,000	4,999,981
07/26/13	0.180%	17,000,000	16,999,696

Total U.S. Government & Agency Obligations (Cost: $101,097,041)			$101,097,041

Repurchase Agreements 5.5%
Barclays Bank PLC dated 04/30/13, matures 05/01/13, repurchase price $35,000,136 (collateralized by U.S. Treasury Note, total market value $35,000,100)
05/01/13	0.140%	35,000,000	$35,000,000
RBC Capital Markets LLC dated 04/30/13, matures 05/01/13, repurchase price $35,000,126 (collateralized by U.S. Treasury Bill & U.S. Treasury Note, total market value $35,700,005)
05/01/13	0.130%	35,000,000	35,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Repurchase Agreements (continued)
TD Securities dated 04/30/13, matures 05/01/13, repurchase price $35,000,136 (collateralized by U.S. Treasury Note, total market value $35,700,084)
05/01/13	0.140%	35,000,000	$35,000,000

Total Repurchase Agreements (Cost: $105,000,000)			$105,000,000

Treasury Bills 11.3%
U.S. Treasury Bills
05/02/13	0.020%	61,000,000	$60,999,941
05/09/13	0.050%	59,000,000	58,999,213
05/16/13	0.100%	56,000,000	55,997,666
05/23/13	0.040%	22,000,000	21,999,422
05/30/13	0.040%	20,000,000	19,999,412

Total Treasury Bills (Cost: $217,995,654)			$217,995,654

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 4.6%
ABS Other 0.9%
CNH Equipment Trust
Series 2012-C Class A1
10/15/13	0.230%	$2,411,090	$2,411,090
Series 2013-A Class A1
03/15/14	0.230%	8,003,487	8,003,487
GE Equipment Transportation LLC Series 2012-2 Class A1
10/24/13	0.260%	1,290,086	1,290,086
Great America Leasing Receivables Series 2013-1 Class A1 (a)
02/18/14	0.240%	4,412,535	4,412,535
Macquarie Equipment Funding Trust Series 2012-A Class A1 (a)
10/21/13	0.290%	2,292,778	2,292,778
Total			18,409,976

Car Loan 3.7%
ARI Fleet Lease Trust Series 2013-A Class A1 (a)
04/15/14	0.904%	8,945,000	8,945,000
AmeriCredit Automobile Receivables Trust
Series 2012-5 Class A1
12/09/13	0.270%	2,698,321	2,698,321
Series 2013-1 Class A1
02/10/14	0.240%	5,830,878	5,830,878

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Car Loan (continued)
CarMax Auto Owner Trust Series 2013-1 Class A1
02/17/14	0.200%	$6,103,936	$6,103,936
Enterprise Fleet Financing LLC Series 2013-1 Class A1 (a)
03/20/14	0.260%	6,313,031	6,313,031
Ford Credit Auto Lease Trust Series 2012-B Class A1 (a)
10/15/13	0.230%	1,553,176	1,553,176
Ford Credit Auto Owner Trust Series 2013-A Class A1 (a)
03/15/14	0.200%	2,830,823	2,830,823
Hyundai Auto Lease Securitization Trust Series 2013-A Class A1 (a)
03/17/14	0.230%	5,459,902	5,459,902
Hyundai Auto Receivables Trust Series 2013-A Class A1
02/18/14	0.200%	5,013,254	5,013,254

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Car Loan (continued)
Mercedes-Benz Auto Lease Trust Series 2013-A Class A1
05/15/14	0.270%	$15,040,000	$15,040,000
SMART Trust Series 2012-4US Class A1
10/14/13	0.290%	4,019,328	4,019,328
Volkswagen Auto Loan Enhanced Trust Series 2013-1 Class A1
03/20/14	0.200%	6,623,909	6,623,909
Westlake Automobile Receivables Trust Series 2012-1A Class A1 (a)
09/16/13	0.426%	343,737	343,737
Total			70,775,295

Total Asset-Backed Securities - Non-Agency (Cost: $89,185,271)			$89,185,271

Total Investments
(Cost: $1,934,992,082) (d)			$1,934,992,082(e)
Other Assets & Liabilities, Net			(3,810,089)

Net Assets			$1,931,181,993

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $687,988,060 or 35.63% of net assets.

(b)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $772,829,265 or 40.02% of net assets.

(c)	Variable rate security.
(d)	Also represents the cost of securities for federal income tax purposes at April 30, 2013.
(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Asset-Backed Commercial Paper	—	344,419,891	—	344,419,891
Commercial Paper	—	731,394,225	—	731,394,225
Certificates of Deposit	—	345,900,000	—	345,900,000
U.S. Government & Agency Obligations	—	101,097,041	—	101,097,041
Repurchase Agreements	—	105,000,000	—	105,000,000
Treasury Bills	—	217,995,654	—	217,995,654
Total Short-Term Securities	—	1,845,806,811	—	1,845,806,811
Bonds
Asset-Backed Securities - Non-Agency	—	89,185,271	—	89,185,271
Total Bonds	—	89,185,271	—	89,185,271
Total	—	1,934,992,082	—	1,934,992,082

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Short-Term Cash Fund

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Asset-Backed Commercial Paper 23.3%
Bryant Park Funding LLC (a)(b)
05/01/13	0.150%	$79,156,000	$79,156,000
Chariot Funding LLC (a)(b)
05/07/13	0.090%	40,000,000	39,999,333
05/24/13	0.170%	25,000,000	24,997,285
05/28/13	0.170%	40,000,000	39,994,900
FCAR Owner Trust Series I
06/03/13	0.240%	7,000,000	6,998,460
07/08/13	0.230%	7,000,000	6,996,959
08/01/13	0.240%	44,000,000	43,973,014
Fairway Finance Co. LLC (a)(b)
05/10/13	0.160%	23,421,000	23,420,005
05/20/13	0.160%	48,315,000	48,310,665
05/21/13	0.140%	20,000,000	19,998,333
06/06/13	0.170%	27,911,000	27,906,255
06/26/13	0.160%	35,105,000	35,096,263
07/16/13	0.220%	40,000,000	39,981,422
Jupiter Securitization Co. LLC (b)
06/25/13	0.180%	25,000,000	24,993,125
07/17/13	0.180%	39,600,000	39,584,754
Liberty Street Funding LLC (a)(b)
05/01/13	0.110%	200,000,000	200,000,000
Market Street Funding LLC (a)(b)
05/17/13	0.170%	45,025,000	45,021,398
05/22/13	0.170%	40,000,000	39,995,800
06/20/13	0.180%	42,000,000	41,989,500
06/24/13	0.180%	40,000,000	39,989,200
07/11/13	0.180%	25,000,000	24,991,125
MetLife Short Term Funding LLC (a)(b)
05/02/13	0.090%	50,000,000	49,999,764
05/30/13	0.160%	36,000,000	35,995,360
06/18/13	0.160%	17,639,000	17,635,237
06/27/13	0.150%	50,000,000	49,988,125
06/28/13	0.180%	20,000,000	19,994,200
07/26/13	0.160%	15,000,000	14,994,267
Old Line Funding LLC (a)(b)
05/01/13	0.100%	3,500,000	3,500,000
05/17/13	0.140%	40,000,000	39,997,333
06/17/13	0.210%	50,000,000	49,986,292
08/02/13	0.210%	50,000,000	49,972,875
Regency Markets No. 1 LLC (b)
05/14/13	0.170%	31,028,000	31,025,983
05/15/13	0.170%	50,000,000	49,996,500
05/16/13	0.170%	35,000,000	34,997,375
05/17/13	0.170%	50,000,000	49,996,000
05/22/13	0.170%	25,000,000	24,997,375
Thunder Bay Funding LLC (a)(b)
05/20/13	0.130%	15,000,000	14,998,971
06/18/13	0.210%	46,050,000	46,037,106
07/15/13	0.200%	40,036,000	40,019,318
07/25/13	0.180%	50,000,000	49,978,750
08/19/13	0.210%	25,000,000	24,983,958

Total Asset-Backed Commercial Paper (Cost: $1,592,488,585)			$1,592,488,585

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper 31.8%
Banking 8.7%
Australia & New Zealand Banking Group (a)(b)
05/28/13	0.170%	$50,000,000	$49,993,625
HSBC U.S.A., Inc.
05/07/13	0.210%	50,000,000	49,998,000
07/19/13	0.210%	22,000,000	21,989,862
07/29/13	0.210%	50,000,000	49,974,042
07/30/13	0.210%	30,000,000	29,984,250
07/31/13	0.200%	35,000,000	34,982,306
PNC Bank
05/21/13	0.160%	50,000,000	49,995,278
07/23/13	0.170%	70,000,000	69,972,564
State Street Corp.
05/06/13	0.140%	50,000,000	49,998,819
Wells Fargo & Co.
05/22/13	0.120%	40,000,000	39,997,200
05/29/13	0.130%	50,000,000	49,994,944
06/04/13	0.140%	50,000,000	49,993,389
06/11/13	0.170%	50,000,000	49,990,319
Total			596,864,598

Consumer Products 2.0%
Procter & Gamble Co. (The) (a)(b)
05/03/13	0.070%	50,000,000	49,999,722
05/08/13	0.090%	50,000,000	49,999,028
05/09/13	0.100%	35,000,000	34,999,144
Total			134,997,894

Integrated Energy 3.5%
Chevron Corp. (a)(b)
05/13/13	0.090%	50,000,000	49,998,333
05/31/13	0.110%	50,000,000	49,995,417
06/12/13	0.080%	40,000,000	39,996,267
Exxon Mobil Corp.
05/09/13	0.060%	50,000,000	49,999,222
06/03/13	0.060%	50,000,000	49,997,250
Total			239,986,489

Life Insurance 2.9%
New York Life Capital Corp. (b)
05/08/13	0.130%	8,640,000	8,639,748
05/21/13	0.140%	7,000,000	6,999,417
05/24/13	0.150%	17,500,000	17,498,323
05/28/13	0.150%	30,000,000	29,996,625
06/10/13	0.150%	33,205,000	33,199,466
06/12/13	0.150%	30,665,000	30,659,634
06/19/13	0.150%	35,499,000	35,491,752
06/26/13	0.150%	20,000,000	19,995,333
07/09/13	0.140%	14,500,000	14,496,109
Total			196,976,407

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)
Non-Captive Diversified 2.8%
General Electric Capital Corp.
07/17/13	0.170%	$50,000,000	$49,981,819
07/18/13	0.170%	40,000,000	39,985,267
07/24/13	0.170%	50,000,000	49,980,167
07/25/13	0.170%	50,000,000	49,979,930
Total			189,927,183

Pharmaceuticals 8.3%
Merck & Co., Inc. (a)(b)
05/14/13	0.110%	50,000,000	49,997,833
06/14/13	0.110%	50,000,000	49,993,278
06/19/13	0.100%	50,000,000	49,993,194
Novartis Finance Corp. (b)
05/07/13	0.090%	47,000,000	46,999,217
05/17/13	0.100%	50,000,000	49,997,778
Roche Holdings, Inc. (a)(b)
06/13/13	0.130%	60,000,000	59,990,743
06/17/13	0.150%	21,970,000	21,965,785
06/20/13	0.120%	18,000,000	17,997,000
06/24/13	0.110%	25,000,000	24,995,875
Sanofi Aventis (a)(b)
06/17/13	0.140%	92,000,000	91,982,636
07/15/13	0.150%	100,000,000	99,968,750
Total			563,882,089

Retailers 2.3%
Wal-Mart Stores, Inc. (a)(b)
05/06/13	0.060%	40,000,000	39,999,611
05/07/13	0.060%	20,000,000	19,999,766
05/30/13	0.090%	20,000,000	19,998,550
07/16/13	0.110%	50,000,000	49,988,389
07/17/13	0.110%	30,000,000	29,992,942
Total			159,979,258

Transportation Services 1.3%
NetJets, Inc. (a)(b)
05/08/13	0.070%	50,000,000	49,999,222
05/15/13	0.080%	35,250,000	35,248,904
Total			85,248,126

Total Commercial Paper (Cost: $2,167,862,044)			$2,167,862,044

Certificates of Deposit 10.6%
Australia & New Zealand Banking Group
05/01/13	0.150%	150,000,000	150,000,000
Branch Banking and Trust Co.
05/01/13	0.120%	50,000,000	50,000,000
06/21/13	0.160%	50,000,000	50,000,000
06/25/13	0.160%	40,000,000	40,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Certificates of Deposit (continued)
07/23/13	0.160%	$50,000,000	$50,000,000
Canadian Imperial Bank of Commerce
05/01/13	0.100%	50,000,000	50,000,000
Royal Bank of Canada
05/01/13	0.060%	142,400,000	142,400,000
Toronto Dominion Bank
05/01/13	0.190%	50,000,000	50,000,000
06/03/13	0.170%	50,000,000	50,000,000
06/14/13	0.180%	50,000,000	50,000,000
07/16/13	0.170%	40,000,000	40,000,000

Total Certificates of Deposit (Cost: $722,400,000)			$722,400,000

U.S. Government & Agency Obligations 21.8%
Federal Home Loan Banks
05/03/13	0.050%	71,000,000	70,999,724
05/08/13	0.090%	100,000,000	99,997,958
05/10/13	0.050%	150,000,000	149,997,750
05/15/13	0.110%	50,000,000	49,997,842
05/17/13	0.090%	250,000,000	249,989,556
05/22/13	0.090%	150,000,000	149,991,688
05/24/13	0.090%	200,000,000	199,988,500
06/14/13	0.070%	211,000,000	210,980,658
06/21/13	0.050%	100,000,000	99,992,208
06/26/13	0.060%	50,000,000	49,995,333
06/28/13	0.060%	100,000,000	99,990,333
12/23/13	0.250%	33,300,000	33,300,000
Federal Home Loan Banks (c)
07/26/13	0.170%	25,000,000	24,999,552

Total U.S. Government & Agency Obligations (Cost: $1,490,221,102)			$1,490,221,102

Repurchase Agreements 2.9%
Barclays Bank PLC dated 04/30/13, matures 05/01/13 repurchase price $50,000,194 (collateralized by U.S. Treasury Note Total Market Value $50,000,057)
	0.140%	50,000,000	$50,000,000
RBC Capital Markets LLC dated 04/30/13, matures 05/01/13 repurchase price $50,000,181 (collateralized by U.S. Treasury Note Total Market Value $51,000,080)
	0.130%	50,000,000	50,000,000
Toronto Dominion Bank dated 04/30/13, matures 05/01/13 repurchase price $100,000,389 (collateralized by U.S. Treasury Note Total Market Value $102,000,053)
	0.140%	100,000,000	100,000,000

Total Repurchase Agreements (Cost: $200,000,000)			$200,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Treasury Note Short-Term 7.0%

U.S. Treasury Bills
05/02/13	0.010%	$175,000,000	$174,999,869
05/09/13	0.040%	100,000,000	99,999,111
05/16/13	0.030%	150,000,000	149,997,938
05/23/13	0.070%	50,000,000	49,997,708

Total Treasury Note Short-Term (Cost: $474,994,626)			$474,994,626

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 2.3%

ABS Other 0.4%
CNH Equipment Trust
Series 2012-C Class A1
10/15/13	0.230%	$5,260,559	$5,260,559
Series 2013-A Class A1
03/15/14	0.230%	10,671,316	10,671,316
GE Equipment Transportation LLC Series 2012-2 Class A1
10/24/13	0.260%	2,764,470	2,764,470
Great America Leasing Receivables Series 2013-1 Class A1 (a)
02/18/14	0.240%	7,584,045	7,584,045
Macquarie Equipment Funding Trust Series 2012-A Class A1 (a)
10/21/13	0.290%	5,095,062	5,095,062
Total			31,375,452

Car Loan 1.9%
ARI Fleet Lease Trust Series 2013-A Class A1 (a)
04/15/14	0.260%	14,005,000	14,005,000
AmeriCredit Automobile Receivables Trust
Series 2012-5 Class A1
12/09/13	0.270%	4,107,444	4,107,444
Series 2013-1 Class A1
02/10/14	0.240%	13,389,422	13,389,422

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Car Loan (continued)
CarMax Auto Owner Trust Series 2013-1 Class A1
02/17/14	0.200%	$10,783,621	$10,783,621
Enterprise Fleet Financing LLC Series 2013-1 Class A1 (a)
03/20/14	0.260%	11,837,344	11,837,344
Ford Credit Auto Lease Trust Series 2012-B Class A1 (a)
10/15/13	0.230%	3,624,077	3,624,077
Ford Credit Auto Owner Trust Series 2013-A Class A1 (a)
03/15/14	0.200%	4,529,316	4,529,316
Hyundai Auto Lease Securitization Trust Series 2013-A Class A1 (a)
03/17/14	0.230%	11,222,965	11,222,965
Hyundai Auto Receivables Trust Series 2013-A Class A1
02/18/14	0.200%	9,901,177	9,901,177
Mercedes-Benz Auto Lease Trust Series 2013-A Class A1
05/15/14	0.270%	23,500,000	23,500,000
SMART Trust Series 2012-4US Class A1
10/14/13	0.290%	8,769,191	8,769,191
Volkswagen Auto Loan Enhanced Trust Series 2013-1 Class A1
03/20/14	0.200%	11,407,843	11,407,843
Westlake Automobile Receivables Trust Series 2012-1A Class A1 (a)
09/16/13	0.426%	712,028	712,028
Total			127,789,428

Total Asset-Backed Securities - Non-Agency (Cost: $159,164,880)			$159,164,880

Total Investments
(Cost: $6,807,131,237) (d)			$6,807,131,237(e)
Other Assets & Liabilities, Net			23,409,901

Net Assets			$6,830,541,138

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $2,374,632,891 or 34.76% of net assets.

(b)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $2,865,587,568 or 41.95% of net assets.

(c)

Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2013. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d)	Also represents the cost of securities for federal income tax purposes at April 30, 2013.
(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Asset-Backed Commercial Paper	—	1,592,488,585	—	1,592,488,585
Commercial Paper	—	2,167,862,044	—	2,167,862,044
Certificates of Deposit	—	722,400,000	—	722,400,000
U.S. Government & Agency Obligations	—	1,490,221,102	—	1,490,221,102
Repurchase Agreements	—	200,000,000	—	200,000,000
Treasury Note Short-Term	—	474,994,626	—	474,994,626
Total Short-Term Securities	—	6,647,966,357	—	6,647,966,357
Bonds
Asset-Backed Securities - Non-Agency	—	159,164,880	—	159,164,880
Total Bonds	—	159,164,880	—	159,164,880
Total	—	6,807,131,237	—	6,807,131,237

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 21, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2013